Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	KOMATSU LTD.
Entity Central Index Key	0000056594
Document Type	20-F
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	967,902,641

Consolidated Balance Sheets In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Current assets
Cash and cash equivalents (Note 9)	$ 1,014,747	$ 993,120	¥ 84,224,000	¥ 82,429,000
Time deposits	8,844		734,000	1,132,000
Trade notes and accounts receivable (Notes 1,4 and 25)	6,418,759		532,757,000	447,693,000
Inventories (Notes 1 and 5)	5,709,349		473,876,000	396,416,000
Deferred income taxes and other current assets (Notes 1, 9, 15, 19, 20, 21, 23 and 25)	1,840,735		152,781,000	112,451,000
Total current assets	14,992,434		1,244,372,000	1,040,121,000
Long-term trade receivables (Notes 4 and 25)	2,208,072		183,270,000	150,972,000
Investments
Investments in and advances to affiliated companies (Notes 1 and 7)	302,590		25,115,000	24,002,000
Investment securities (Notes 1, 6, 20 and 21)	733,193		60,855,000	60,467,000
Other	37,639		3,124,000	2,399,000
Total investments	1,073,422		89,094,000	86,868,000
Property, plant and equipment- less accumulated depreciation (Notes 1, 8, 9 and 16)	6,125,144		508,387,000	525,100,000
Goodwill (Notes 1 and 10)	353,265	356,265	29,321,000	29,570,000
Other intangible assets (Notes 1 and 10)	650,253		53,971,000	61,729,000
Deferred income taxes and other assets (Notes 1, 15, 19, 20, 21 and 25)	490,627		40,722,000	64,695,000
Total Assets	25,893,217		2,149,137,000	1,959,055,000
Current liabilities
Short-term debt (Note 11)	1,569,976		130,308,000	123,438,000
Current maturities of long-term debt (Notes 9, 11, 16 and 20)	1,477,205		122,608,000	105,956,000
Trade notes, bills and accounts payable	3,722,591		308,975,000	207,024,000
Income taxes payable (Note 15)	467,819		38,829,000	22,004,000
Deferred income taxes and other current liabilities (Notes 1, 15, 19, 20, 21 and 23)	2,400,819		199,268,000	183,324,000
Total current liabilities	9,638,410		799,988,000	641,746,000
Long-term liabilities
Long-term debt (Notes 9, 11, 16 and 20)	3,507,855		291,152,000	356,985,000
Liability for pension and retirement benefits (Notes 1 and 12)	578,639		48,027,000	46,354,000
Deferred income taxes and other liabilities (Notes 1, 15, 19, 20 and 21)	449,277		37,290,000	37,171,000
Total long-term liabilities	4,535,771		376,469,000	440,510,000
Total liabilities	14,174,181		1,176,457,000	1,082,256,000
Commitments and contingent liabilities (Note 18)
Common stock:
Authorized 3,955,000,000 shares, Issued 998,744,060 shares, Outstanding 967,902,641 shares in 2011 and 968,039,976 shares in 2010	817,711		67,870,000	67,870,000
Capital surplus	1,693,048		140,523,000	140,421,000
Retained earnings:
Appropriated for legal reserve	415,590		34,494,000	31,983,000
Unappropriated	10,206,663		847,153,000	724,090,000
Accumulated other comprehensive loss (Notes 1, 6, 12 and 14)	(1,579,024)		(131,059,000)	(95,634,000)
Treasury stock at cost, 30,841,419 shares in 2011 and 30, 704,084 shares in 2010 (Note 13)	(423,349)		(35,138,000)	(34,755,000)
Total Komatsu Ltd. shareholders' equity	11,130,639		923,843,000	833,975,000
Noncontrolling interests	588,397		48,837,000	42,824,000
Total equity	11,719,036	1,056,843	972,680,000	876,799,000
Total Liabilities and Shareholders' Equity	$ 25,893,217		¥ 2,149,137,000	¥ 1,959,055,000

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Common stock:
Common stock, shares authorized	3,955,000,000	3,955,000,000
Common stock, shares issued	998,744,060	998,744,060
Number Of shares Outstanding	967,902,641	968,039,976
Treasury stock at cost, shares	30,841,419	30,704,084

Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Consolidated Statements of Income [Abstract]
Net sales (Notes 1 and 7)	$ 22,206,349,000	¥ 1,843,127,000,000	¥ 1,431,564,000,000	¥ 2,021,743,000,000
Cost of sales (Notes 16 and 24)	16,186,313,000	1,343,464,000,000	1,101,559,000,000	1,510,408,000,000
Selling, general and administrative expenses (Notes 16 and 24)	3,189,048,000	264,691,000,000	249,286,000,000	322,677,000,000
Impairment loss on long-lived assets (Note 1,8,10 and 24)	61,952,000	5,142,000,000	3,332,000,000	16,414,000,000
Impairment loss on goodwill (Notes 1 and 10)				2,003,000,000
Other operating expenses, net (Note 24)	(83,145,000)	(6,901,000,000)	(10,352,000,000)	(18,293,000,000)
Operating income	2,685,891,000	222,929,000,000	67,035,000,000	151,948,000,000
Other expenses, net (Note 24)	(37,590,000)	(3,120,000,000)	(2,056,000,000)	(23,166,000,000)
Interest and dividend income	54,133,000	4,493,000,000	6,158,000,000	8,621,000,000
Interest expense	(78,012,000)	(6,475,000,000)	(8,502,000,000)	(14,576,000,000)
Other, net	(13,711,000)	(1,138,000,000)	288,000,000	(17,211,000,000)
Income before income taxes and equity in earnings of affiliated companies	2,648,301,000	219,809,000,000	64,979,000,000	128,782,000,000
Income taxes (Notes 1 and 15)
Current	697,867,000	57,923,000,000	32,722,000,000	60,511,000,000
Deferred	81,723,000	6,783,000,000	(7,358,000,000)	(18,218,000,000)
Total	779,590,000	64,706,000,000	25,364,000,000	42,293,000,000
Income before equity in earnings of affiliated companies	1,868,711,000	155,103,000,000	39,615,000,000	86,489,000,000
Equity in earnings of affiliated companies	32,819,000	2,724,000,000	1,588,000,000	396,000,000
Net income	1,901,530,000	157,827,000,000	41,203,000,000	86,885,000,000
Less net income attributable to noncontrolling interests	(85,241,000)	(7,075,000,000)	(7,644,000,000)	(8,088,000,000)
Net income attributable to Komatsu Ltd.	$ 1,816,289,000	¥ 150,752,000,000	¥ 33,559,000,000	¥ 78,797,000,000
Net income attributable to Komatsu Ltd.:
Basic	$ 187.67	¥ 155.77	¥ 34.67	¥ 79.95
Diluted	$ 187.54	¥ 155.66	¥ 34.65	¥ 79.89
Cash dividends per share (Note 1)	$ 31.33	¥ 26	¥ 26	¥ 44

Consolidated Statements of Equity In Thousands	Total USD ( $)	Total JPY ( ¥)	Total Shareholders Equity USD ( $)	Total Shareholders Equity JPY ( ¥)	Common stock [Member] USD ( $)	Common stock [Member] JPY ( ¥)	Capital surplus [Member] USD ( $)	Capital surplus [Member] JPY ( ¥)	Treasury stock [Member] USD ( $)	Treasury stock [Member] JPY ( ¥)	Retained earnings, Appropriated for legal reserve USD ( $)	Retained earnings, Appropriated for legal reserve JPY ( ¥)	Unappropriated Retained earnings USD ( $)	Unappropriated Retained earnings JPY ( ¥)	Accumulated other comprehensive loss [Member] USD ( $)	Accumulated other comprehensive loss [Member] JPY ( ¥)	Non-controlling interests USD ( $)	Non-controlling interests JPY ( ¥)
Balance, beginning of year at Mar. 31, 2008		¥ 917,365,000		¥ 887,126,000		¥ 67,870,000		¥ 138,170,000		¥ (2,835,000)		¥ 26,714,000		¥ 685,986,000		¥ (28,779,000)		¥ 30,239,000
Cash dividends (13)		(47,742,000)		(43,803,000)										(43,803,000)				(3,939,000)
Transfer to retained earnings appropriated for legal reserve												1,758,000		(1,758,000)
Other changes		3,335,000																3,335,000
Comprehensive income (loss)
Net income		86,885,000		78,797,000										78,797,000				8,088,000
Other comprehensive income (loss), for the period, net of tax (Note14)
Foreign currency translation adjustments		(54,028,000)		(49,695,000)												(49,695,000)		(4,333,000)
Net unrealized holding gains on securities available for sale Net increase (decrease)		(16,086,000)		(16,090,000)												(16,090,000)		4,000
Pension liability adjustments		(10,028,000)		(10,027,000)												(10,027,000)		(1,000)
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)		(1,153,000)		(1,153,000)												(1,153,000)
Comprehensive income		5,590,000		1,832,000														3,758,000
Issuance and exercise of stock acquisition rights (Notes 1 and 13)		352,000		352,000				352,000
Purchase of treasury stock		(33,090,000)		(33,090,000)						(33,090,000)
Sales of treasury stock		2,524,000		2,524,000				1,570,000		954,000
Balance, end of year at Mar. 31, 2009		848,334,000		814,941,000		67,870,000		140,092,000		(34,971,000)		28,472,000		719,222,000		(105,744,000)		33,393,000
Cash dividends (13)		(28,548,000)		(25,180,000)										(25,180,000)				(3,368,000)
Transfer to retained earnings appropriated for legal reserve												3,511,000		(3,511,000)
Other changes		2,531,000																2,531,000
Comprehensive income (loss)
Net income		41,203,000		33,559,000										33,559,000				7,644,000
Other comprehensive income (loss), for the period, net of tax (Note14)
Foreign currency translation adjustments		993,000		(904,000)												(904,000)		1,897,000
Net unrealized holding gains on securities available for sale Net increase (decrease)		5,480,000		5,480,000												5,480,000
Pension liability adjustments		4,922,000		4,920,000												4,920,000		2,000
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)		1,339,000		614,000												614,000		725,000
Comprehensive income		53,937,000		43,669,000														10,268,000
Issuance and exercise of stock acquisition rights (Notes 1 and 13)		413,000		413,000				413,000
Purchase of treasury stock		(40,000)		(40,000)						(40,000)
Sales of treasury stock		172,000		172,000				(84,000)		256,000
Balance, end of year at Mar. 31, 2010	1,056,843	876,799,000	10,047,891	833,975,000	817,711	67,870,000	1,691,819	140,421,000	(418,735)	(34,755,000)	385,337	31,983,000	8,723,976	724,090,000	(1,152,217)	(95,634,000)	515,952	42,824,000
Cash dividends (13)	315,325	(26,172,000)	303,349	(25,178,000)									303,349	(25,178,000)			11,976	(994,000)
Transfer to retained earnings appropriated for legal reserve											30,253	2,511,000	(30,253)	(2,511,000)
Other changes	25,590	2,124,000	(530)	(44,000)			(614,000)	(51,000)							84,000	7,000	26,120	2,168,000
Comprehensive income (loss)
Net income	1,901,530	157,827,000	1,816,289	150,752,000									1,816,289	150,752,000			85,241	7,075,000
Other comprehensive income (loss), for the period, net of tax (Note14)
Foreign currency translation adjustments	(476,254)	(39,529,000)	(448,639)	(37,237,000)											(448,639)	(37,237,000)	(27,615)	(2,292,000)
Net unrealized holding gains on securities available for sale Net increase (decrease)	23,831	1,978,000	23,831	1,978,000											23,831	1,978,000
Pension liability adjustments	(1,095)	(91,000)	(1,095)	(91,000)											(1,095)	(91,000)
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)	(313)	(26,000)	(988)	(82,000)											(988)	(82,000)	675	56,000
Comprehensive income	1,447,699	120,159,000	1,389,398	115,320,000													58,301	4,839,000
Issuance and exercise of stock acquisition rights (Notes 1 and 13)	1,313	109,000	1,313	109,000			1,313	109,000
Purchase of treasury stock	(7,024)	(583,000)	(7,024)	(583,000)					(7,024)	(583,000)
Sales of treasury stock	2,940	244,000	2,940	244,000			530	44,000	2,410	200,000
Balance, end of year at Mar. 31, 2011	$ 11,719,036	¥ 972,680,000	$ 11,130,639	¥ 923,843,000	$ 817,711	¥ 67,870,000	$ 1,693,048	¥ 140,523,000	$ (423,349)	¥ (35,138,000)	$ 415,590	¥ 34,494,000	$ 10,206,663	¥ 847,153,000	$ (15,790,024)	¥ (131,059,000)	$ 588,397	¥ 48,837,000

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Operating activities
Net income	$ 1,901,530,000	¥ 157,827,000,000	¥ 41,203,000,000	¥ 86,885,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,077,916,000	89,467,000,000	91,319,000,000	98,354,000,000
Deferred income taxes	81,723,000	6,783,000,000	(7,358,000,000)	(18,218,000,000)
Net loss (gain) from sale of investment securities and subsidiaries	650,000	54,000,000	(679,000,000)	3,543,000,000
Net gain on sale of property	(33,819,000)	(2,807,000,000)	(373,000,000)	(269,000,000)
Loss on disposal of fixed assets	23,229,000	1,928,000,000	2,244,000,000	5,561,000,000
Impairment loss on long-lived assets	61,952,000	5,142,000,000	3,332,000,000	16,414,000,000
Impairment loss on goodwill				2,003,000,000
Pension and retirement benefits, net	(45,723,000)	(3,795,000,000)	(55,000,000)	3,378,000,000
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(1,776,831,000)	(147,477,000,000)	(71,459,000,000)	103,355,000,000
Decrease (increase) in inventories	(1,178,193,000)	(97,790,000,000)	117,707,000,000	(22,307,000,000)
Increase (decrease) in trade payables	1,224,036,000	101,595,000,000	(8,354,000,000)	(148,655,000,000)
Increase (decrease) in income taxes payable	215,373,000	17,876,000,000	11,311,000,000	(40,507,000,000)
Other, net	260,229,000	21,599,000,000	3,323,000,000	(10,762,000,000)
Net cash provided by operating activities	1,812,072,000	150,402,000,000	182,161,000,000	78,775,000,000
Investing activities
Capital expenditures	(1,214,699,000)	(100,820,000,000)	(92,401,000,000)	(145,670,000,000)
Proceeds from sale of property	115,723,000	9,605,000,000	11,212,000,000	6,414,000,000
Proceeds from sale of available for sale investment securities	25,687,000	2,132,000,000	1,005,000,000	703,000,000
Purchases of available for sale investment securities	(16,614,000)	(1,379,000,000)	(4,826,000,000)	(6,785,000,000)
Proceeds from sale of subsidiaries, net of cash disposed			661,000,000
Acquisition of subsidiaries and equity investees, net of cash acquired	11,759,000	976,000,000	1,107,000,000	(223,000,000)
Collection of loan receivables	23,205,000	1,926,000,000	11,559,000,000	7,736,000,000
Disbursement of loan receivables	(14,892,000)	(1,236,000,000)	(667,000,000)	(6,381,000,000)
Decrease (increase) in time deposits, net	3,458,000	287,000,000	(617,000,000)	(1,162,000,000)
Net cash used in investing activities	(1,066,373,000)	(88,509,000,000)	(72,967,000,000)	(145,368,000,000)
Financing activities
Proceeds from long-term debt	875,675,000	72,681,000,000	155,641,000,000	129,327,000,000
Repayments on long-term debt	(1,083,627,000)	(89,941,000,000)	(73,052,000,000)	(88,058,000,000)
Increase (decrease) in short-term debt, net	139,663,000	11,592,000,000	(139,067,000,000)	127,589,000,000
Repayments of capital lease obligations	(345,024,000)	(28,637,000,000)	(31,240,000,000)	(30,770,000,000)
Sale (purchase) of treasury stock, net	2,108,000	175,000,000	132,000,000	(32,685,000,000)
Dividends paid	(303,349,000)	(25,178,000,000)	(25,180,000,000)	(43,803,000,000)
Other, net	35,458,000	2,943,000,000	(3,597,000,000)	(4,381,000,000)
Net cash provided by (used in) financing activities	(679,096,000)	(56,365,000,000)	(116,363,000,000)	57,219,000,000
Effect of exchange rate change on cash and cash equivalents	(44,976,000)	(3,733,000,000)	(965,000,000)	(2,073,000,000)
Net increase (decrease) in cash and cash equivalents	21,627,000	1,795,000,000	(8,134,000,000)	(11,447,000,000)
Cash and cash equivalents, beginning of year	993,120,000	82,429,000,000	90,563,000,000	102,010,000,000
Cash and cash equivalents, end of year	$ 1,014,747,000	¥ 84,224,000,000	¥ 82,429,000,000	¥ 90,563,000,000

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2011
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies [Abstract]
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
1. Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
Description of Business
Komatsu Ltd. (“Company”) and subsidiaries (together “Komatsu”) primarily manufacture and market various types of construction, mining and utility equipment throughout the world. Komatsu is also engaged in the manufacture and sale of industrial machinery and others.
The consolidated net sales of Komatsu for the year ended March 31, 2011, consisted of the following: Construction, Mining and Utility Equipment — 87.7%, Industrial Machinery and Others — 12.3%.
Sales are made principally under the Komatsu brand name, and are almost entirely executed through sales subsidiaries and sales distributors. These subsidiaries and distributors are responsible for marketing and distribution and primarily sell to retail dealers in their geographical area. Of consolidated net sales for the year ended March 31, 2011, 81.1% were generated outside Japan, with 21.6% in the Americas, 9.0% in Europe and CIS, 23.2% in China, 21.6% in Asia (excluding Japan and China) and Oceania, and 5.7% in the Middle East and Africa.
The manufacturing operations of Komatsu are conducted primarily at plants in Japan, United States, Germany, United Kingdom, Sweden, Indonesia, Brazil, Italy, and China.
Basis of Financial Statement Presentation
The accompanying consolidated financial statements are prepared and presented in accordance with generally accepted accounting principals in the United States of America.
The accompanying consolidated financial statements are stated in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The translation of Japanese yen amounts into United States dollar amounts as of and for the year ended March 31, 2011, is included solely for the convenience of readers and has been made at the rate of ¥83 to  $1, the approximate rate of exchange prevailing at the Federal Reserve Bank of New York on March 31, 2011. Such translation should not be construed as a representation that Japanese yen amounts could be converted into United States dollars at the above or any other rate.
Summary of Significant Accounting Policies
(1) Consolidation and Investments in Affiliated Companies
The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.
Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2011 and 2010, include assets of ¥26,020 million ( $313,494 thousand) and ¥29,601 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.
Investments in 20 to 50% owned affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company are accounted for by the equity method.
(2) Foreign Currency Translation and Transactions
Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other income (expenses) in the period incurred.
(3) Allowance for Doubtful Trade Receivables
Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.
(4) Inventories
Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.
(5) Investment Securities
Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.
Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.
In assessing other-than-temporary impairment of investment securities which are stated at cost, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is determined using discounted cash flows or other valuation techniques considered appropriate.
(6) Property, Plant and Equipment, and Related Depreciation
Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally using the declining-balance method at rates based on the estimated useful lives of the assets. The weighted average depreciation periods are 24 years for buildings and 9 years for machinery and equipment. Effective rates of depreciation for buildings, machinery and equipment for the years ended March 31, 2011, 2010 and 2009, were as follows:

	2011	2010	2009
Buildings	9%	9%	9%
Machinery and equipment	23%	23%	25%
Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Aggregate cost	¥83,436	¥136,171	$1,005,253
Accumulated amortization	36,331	49,512	437,723
Accumulated amortization related to capital leases is included in accumulated depreciation. Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses) of the consolidated statements of income.
(7) Goodwill and Other Intangible Assets
Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.
(8) Revenue Recognition
Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.
Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.
Service revenues from repair and maintenance and from transportation are recognized at the completion of service -delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.
Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.
Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental -authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.
(9) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Komatsu uses a specific identification method to release the residual tax effects associated with components of accumulated other comprehensive income (loss) resulting from a change in tax law or rate.
If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority. For the years ended March 31, 2011, 2010 and 2009, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized.
(10) Product Warranties
Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.
(11) Pension and Retirement Benefits
Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.
Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.
In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.
(12) Share-Based Compensation
Komatsu recognizes share-based compensation expense using the fair value method. Compensation expense is measured at grant-date fair value of the share-based award and charged to expense over the vesting period.
(13) Per Share Data
Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.
Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.
(14) Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.
Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheet as of March 31, 2011 reflects cash net of withdrawals of ¥39,729 million ( $478,663 thousand).
(15) Derivative Financial Instruments
Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.
All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.
(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.
(17) Use of Estimates
Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.
Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.
(18) Recently Adopted Accounting Standards
In the fiscal year ended March 31, 2011, Komatsu adopted Accounting Standards Update (“ASU”) 2009-16, “Accounting for Transfers of Financial Assets.” ASU 2009-16 eliminates the concept of a qualifying special-purpose entity (“QSPE”), establishes more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the financial-asset derecognition criteria, and revises the initial measurement of a transferor’s interest in transferred financial assets. The adoption of ASU 2009-16 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2011, Komatsu adopted ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 prescribes the change of the approach to determining the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. The adoption of ASU 2009-17 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2011, Komatsu adopted ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU 2010-20 establishes disclosure requirements to provide disaggregated information by portfolio segment or class of financial receivables, the credit quality of financing receivables and the allowance for credit losses. The disclosures required by ASU 2010-20 are provided in Note 4. Trade Notes and Accounts Receivable.

Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
2. Supplemental Cash Flow Information
Additional cash flow information and noncash investing and financing activities for the years ended March 31, 2011, 2010 and 2009, are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Additional cash flow information:
Interest paid	¥6,367	¥8,533	¥14,403	$76,711
Income taxes paid	46,227	9,797	111,508	556,952

Noncash investing and financing activities:
Capital lease obligations incurred	¥2,244	¥14,285	¥29,762	$27,036

Acquisition	12 Months Ended
Mar. 31, 2011
Acquisition [Abstract]
Acquisition
3. Acquisition
Komatsu Australia Corporate Finance Pty. Ltd.
In May, 2009, Komatsu acquired the additional shares of Komatsu Australia Corporate Finance Pty. Ltd. (hereinafter “KACF”) effected by a capital investment in KACF of ¥1,684 million, 3,144,898 shares out of 3,489,796 shares.
Prior to the additional acquisition, Komatsu held a 50.0% equity interest in KACF and accounted for the investment by the equity method. As a result of the additional investment, Komatsu’s ownership increased to 60.0% and KACF became a consolidated subsidiary of Komatsu.
Komatsu expects the acquisition will expand its business in relation to construction and mining equipment in the entire value chain including retail finance in Oceania strengthening its control and governance to KACF.
Following is a summary of the consideration paid for KACF and the assets acquired and liabilities assumed adjusted to reflect purchase price allocation as of the date of acquisition as well as the fair value at the acquisition date of the noncontrolling interest:

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684

Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232
Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)
Total liabilities assumed	(47,173)

Net assets acquired	3,231
Noncontrolling interest	(1,587)
Goodwill	736

¥2,380

The goodwill of ¥736 million was assigned to the construction, mining and utility equipment segment. Goodwill is not deductible for tax purposes.
Remeasurement to fair value its 50% equity interest in KACF held before the business combination did not have a material impact on the consolidated income statement for the year ended March 31, 2010.
The amounts of KACF’s sales and net income attributable to Komatsu Ltd. included in Komatsu’s consolidated income statement for the year ended March 31, 2010 were immaterial. The sales and net income attributable to Komatsu Ltd. of the combined entity had the acquisition date been April 1, 2009 or April 1, 2008 would not also differ materially from the amounts reported in the consolidated financial statements for the fiscal years ended March 31, 2010 and 2009.

Trade Notes and Accounts Receivable	12 Months Ended
Mar. 31, 2011
Trade Notes and Accounts Receivable [Abstract]
Trade Notes and Accounts Receivable
4. Trade Notes and Accounts Receivable
Receivables at March 31, 2011 and 2010 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Trade notes	¥84,372	¥82,954	$1,016,530
Accounts receivable	461,132	379,680	5,555,807

Total	545,504	462,634	6,572,337

Long-term trade receivables	186,316	150,972	2,244,771

Total trade receivables	731,820	613,606	8,817,108

Less: total allowance	(15,793)	(14,941)	(190,277)

Net trade receivables	¥716,027	¥598,665	$8,626,831

Installment and lease receivables (less unearned interest) are included in trade notes and accounts receivable and long-term trade receivables.
The roll-forward schedule of the allowance for credit losses of the financing receivables for the year ended March 31, 2011 is as follows:

		Thousands of
	Millions of yen	U.S. dollars
	2011	2011
Balance at March 31, 2010	¥7,550	$90,964
Provision	2,277	27,433
Charge-offs	(1,855)	(22,349)
Other	(498)	(6,000)

Balance at March 31, 2011	¥7,474	$90,048

Equipment sales revenue from sales-type leases are recognized at the inception of the lease. At March 31, 2011 and 2010, lease receivables comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Minimum lease payments receivable	¥209,723	¥166,983	$2,526,783
Unearned income	(20,035)	(16,078)	(241,385)

Net lease receivables	¥189,688	¥150,905	2,285,398

The residual values of leased assets at March 31, 2011 and 2010 were not material.
Cash flows received from the sale of trade notes and accounts receivable for the years ended March 31, 2011, 2010 and 2009 were ¥406 million ( $4,892 thousand), ¥13,072 million and ¥243,495 million.
Certain consolidated subsidiaries retained responsibility to service sold trade notes and accounts receivable that were sold pursuant to a securitization transaction, however contractual servicing fees were not received from the third parties separately. The investors and the trusts that hold the receivables had no or limited recourse rights to certain subsidiaries’ assets in case of debtors’ default. Appropriate provisions had been established for potential losses relating to the limited recourse of the sold receivables. Also certain subsidiaries, except for a certain U.S. subsidiary, as transferor did not retain any interest in the receivables sold. All securitization facilities have been cancelled and Komatsu is not a part of any securitization facilities at March 31, 2011.
The components of securitized trade receivables and other assets managed together at March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Total amount of trade receivables that are managed and securitized	¥731,820	¥635,610	$8,817,108
Assets transferred	—	(22,004)	—

Total amount of trade receivable on balance sheet	¥731,820	¥613,606	$8,817,108

A certain U.S. subsidiary’s retained interests, which were included in the recourse provisions, were subordinate to investor’s interests. Their values were estimated based on the present value of future expected cash flows, using certain key assumptions such as a weighted average life, prepayment speed over the life and expected credit losses over the life.
Key assumptions used in measuring the fair value of retained interests related to securitization transactions completed during the year ended March 31, 2010 were as follows:

2010
Weighted-average life	23 months
Prepayment speed over the life	0.6%
Expected credit losses over the life	5.6%
The carrying amount of retained interest was ¥1,378 million liability as of March 31, 2010. There were no retained interests at March 31, 2011.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
Inventories
5. Inventories
At March 31, 2011 and 2010, inventories comprised the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Finished products, including finished parts held for sale	¥294,807	¥254,157	$3,551,891
Work in process	135,167	102,096	1,628,518
Materials and supplies	43,902	40,163	528,940

Total	¥473,876	¥396,416	$5,709,349

Investment Securities	12 Months Ended
Mar. 31, 2011
Investment Securities [Abstract]
Investment Securities
6. Investment Securities
Investment securities at March 31, 2011 and 2010, primarily consisted of securities available for sale. Komatsu does not have intentions to sell these securities within a year as of the balance sheet date.
Unrealized holding gains and losses are included as a component of accumulated other comprehensive income (loss) until realized.
The cost, gross unrealized holding gains and losses, and fair value for such investment securities by major security types at March 31, 2011 and 2010, are as follows:

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

At March 31, 2010
Investment securities:
Marketable equity securities available for sale	¥24,988	¥22,235	¥45	¥47,178

Other investment securities at cost	13,289

	¥38,277

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	$287,795	$308,422	$1,373	$594,844

Other investment securities at cost	$138,349

	$426,144

Other investment securities primarily include non-marketable equity securities. The fair value of other investment securities was not estimated as it was not practicable to estimate the fair value of investments and no significant events or changes that might have effected the fair value of those investments were observed.
Proceeds from the sale of investment securities available for sale were ¥2,132 million ( $25,687 thousand), ¥1,005 million and ¥703 million for the years ended March 31, 2011, 2010 and 2009, respectively.
Impairment losses and net realized gains or losses from sale of investment securities available for sale during the years ended March 31, 2011, 2010 and 2009, amounted to losses of ¥54 million ( $651 thousand), gains of ¥679 million and losses of ¥9,188 million, respectively. Such gains and losses were included in “other income (expenses)” in the accompanying consolidated statements of income. The cost of the investment securities sold was computed based on the average cost method.
In connection with the share exchange of SUMCO CORPORATION and SUMCO TECHXIV CORPORATION effective May 30, 2008, the Company exchanged shares of SUMCO TECHXIV CORPORATION for those of SUMCO CORPORATION.
In accordance with the ASC 325, “Investments — Other,” a noncash gain of ¥6,148 million was recorded in “Other income (expenses)” in the accompanying consolidated statement of income for the year ended March 31, 2009. The Company recorded impairment losses of ¥5,645 million on its investment in SUMCO CORPORATION in connection with the decline of its fair value as “Other income (expenses)” in the accompanying consolidated statements of income for the year ended March 31, 2009. Gross unrealized holding gain of its investment in SUMCO CORPORATION was ¥2,246 million ( $27,060 thousand) at March 31, 2011.

Investments in and Advances to Affiliated Companies	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliated Companies [Abstract]
Investments in and Advances to Affiliates
7. Investments in and Advances to Affiliated Companies
At March 31, 2011 and 2010, investments in and advances to affiliated companies comprised the following:

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Investments in capital stock	¥23,206	¥21,688	$279,590
Advances	1,909	2,314	23,000

Total	¥25,115	¥24,002	$302,590

The investments in and advances to affiliated companies relate to 20% to 50% owned companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies.
Dividends received from affiliated companies were ¥469 million ( $5,651 thousand), ¥329 million and ¥869 million during the years ended March 31, 2011, 2010 and 2009, respectively.
Trade notes and accounts receivable from affiliated companies at March 31, 2011 and 2010, were ¥17,271 million ( $208,084 thousand) and ¥17,838 million, respectively.
Short-term loans receivable from affiliated companies at March 31, 2011 and 2010, were ¥723 million ( $8,711 thousand) and ¥2,222 million, respectively.
Trade notes and accounts payable to affiliated companies at March 31, 2011 and 2010, were ¥10,359 million ( $124,807 thousand) and ¥10,180 million, respectively.
Net sales for the years ended March 31, 2011, 2010 and 2009, included net sales to affiliated companies in the amounts of ¥42,673 million ( $514,133 thousand), ¥37,058 million and ¥41,821 million, respectively.
Intercompany profits (losses) have been eliminated in the consolidated financial statements. As of March 31, 2011 and 2010, consolidated unappropriated retained earnings included Komatsu’s share of undistributed earnings of affiliated companies accounted for by the equity method in the amount of ¥11,380 million ( $137,108 thousand) and ¥9,379 million, respectively.
The difference between the carrying value of the investments in affiliated companies and Komatsu’s equity in the underlying net assets of such affiliated companies is insignificant as of March 31, 2011 and 2010.
Summarized financial information for affiliated companies at March 31, 2011 and 2010, and for the years ended March 31, 2011, 2010 and 2009, is as follows:

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Current assets	¥118,206	¥107,097	$1,424,169
Net property, plant and equipment—less accumulated depreciation	40,068	42,207	482,747
Investments and other assets	27,672	22,246	333,397

Total assets	¥185,946	¥171,550	$2,240,313

Current liabilities	¥87,471	¥79,894	$1,053,867
Noncurrent liabilities	38,923	35,156	468,952
Equity	59,552	56,500	717,494

Total liabilities and equity	¥185,946	¥171,550	$2,240,313

				Thousands of
	Millions of yen			U. S. dollars
	2011	2010	2009	2011
Net sales	¥208,959	¥168,418	¥205,798	$2,517,578

Net income	¥5,602	¥3,229	¥1,300	$67,494

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8. Property, Plant and Equipment
The major classes of property, plant and equipment at March 31, 2011 and 2010, are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Land	¥95,409	¥92,355	$1,149,506
Buildings	337,619	329,554	4,067,699
Machinery and equipment	694,507	710,511	8,367,554
Construction in progress	20,220	24,653	243,614

Total	1,147,755	1,157,073	13,828,373
Less: accumulated depreciation	(639,368)	(631,973)	(7,703,229)

Net property, plant and equipment	¥508,387	¥525,100	$6,125,144

For the fiscal year ended March 31, 2011, Komatsu recognized a damaged loss of ¥1,217 million related to property, plant and equipment within the construction, mining and equipment segment as the result of the Great East Japan Earthquake.

Pledged Assets	12 Months Ended
Mar. 31, 2011
Pledged Assets [Abstract]
Pledged Assets
9. Pledged Assets
At March 31, 2011, assets pledged as collateral for long-term debt and guarantees for debt are as follows:

		Thousands of
	Millions of yen	U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,574	31,012

Total	¥2,576	$31,036

The above assets were pledged against the following liabilities:

		Thousands of
	Millions of yen	U.S. dollars
Guarantees for debt	¥2,576	$31,036

Total	¥2,576	$31,036

Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
10. Goodwill and Other Intangible Assets
The information for intangible assets other than goodwill at March 31, 2011 and 2010 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2011			2010			2011
	Gross		Net	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount	amount	amortization	amount
Other intangible assets subject to amortization:
Software	¥33,367	¥(17,531)	¥15,836	¥34,699	¥(13,280)	¥21,419	$402,012	$(211,217)	$190,795
Leasehold	8,926	(1,585)	7,341	9,076	(1,586)	7,490	107,542	(19,096)	88,446
Other	30,199	(12,392)	17,807	30,166	(10,043)	20,123	363,843	(149,301)	214,542

Total	72,492	(31,508)	40,984	73,941	(24,909)	49,032	873,397	(379,614)	493,783
Other intangible assets not subject to amortization			12,987			12,697			156,470

Total other intangible assets			¥53,971			¥61,729			$650,253

At March 31, 2011, Net carrying amounts of other in other intangible assets subject to amortization mainly consist of customer relationships of ¥11,801 million ( $142,181 thousand) and technology assets of ¥3,770 million ( $45,422 thousand) resulting from the acquisition of additional shares of Komatsu NTC Ltd. for the fiscal year ended March 31, 2008.
For the fiscal year ended March 31, 2011, Komatsu recognized an impairment loss of ¥2,744 million ( $33,060 thousand) related to the software to be disposed of in the construction, mining and utility equipment segment. This impairment loss was recognized based on the difference by which the carrying value of the software exceeds the fair value less cost to dispose of.
The aggregate amortization expense of other intangible assets subject to amortization for the year ended March 31, 2011, 2010 and 2009 were ¥8,149 million ( $98,181 thousand), ¥8,633 million and ¥12,611 million, respectively. The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2012	¥7,891
2013	6,702
2014	4,723
2015	3,461
2016	2,167
The changes in carrying amounts of goodwill for the year ended March 31, 2011 and 2010 were as follow:

	Millions of yen
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2009
Goodwill	¥23,437	¥13,943	¥37,380
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥15,258	¥13,403	¥28,661

Goodwill acquired during the year	736	—	736
Foreign exchange impact	173	—	173
Balance at March 31, 2010
Goodwill	24,346	13,943	38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)

Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

	Thousands of U.S. dollars
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2010
Goodwill	$293,325	$167,988	$461,313
Accumulated impairment losses	(98,542)	(6,506)	(105,048)
	$194,783	$161,482	$356,265

Goodwill acquired during the year	6,964	—	6,964
Foreign exchange impact	(9,952)	(12)	(9,964)

Balance at March 31, 2011
Goodwill	290,337	167,976	458,313
Accumulated impairment losses	(98,542)	(6,506)	(105,048)

	$191,795	$161,470	$353,265

Goodwill acquired during the fiscal year ended March 31, 2010 resulted from the acquisition of additional shares of KACF.

Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2011
Short-Term and Long-Term Debt [Abstract]
Short-Term and Long-Term Debt
11. Short-Term and Long-Term Debt
Short-term debt at March 31, 2011 and 2010, consisted of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Banks, insurance companies and other financial institutions	¥130,308	¥92,438	$1,569,976
Commercial paper	—	31,000	—

Short-term debt	¥130,308	¥123,438	$1,569,976

The weighted-average annual interest rates applicable to short-term debt outstanding at March 31, 2011 and 2010, were 3.7% and 1.9%, respectively. Certain consolidated subsidiaries have entered into contracts for committed credit lines totaling ¥42,660 million ( $513,976 thousand) and have unused committed lines of credit amounting to ¥17,562 million ( $211,590 thousand) with certain financial institutions at March 31, 2011, which are available for full and immediate borrowings. The Company is party to a committed ¥120,000 million ( $1,445,783 thousand) commercial paper program and unused committed commercial paper program amounting to ¥120,000 million ( $1,445,783 thousand) at March 31, 2011, is available upon the satisfaction of certain customary procedural requirements. Long-term debt at March 31, 2011 and 2010, consisted of the following:

	Millions of yen		U.S. dollars
	2011	2010	2011
Long-term debt with collateral (Note 9):
Banks, insurance companies and other financial institutions,	¥—	¥50	$—
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3%	217,554	228,311	2,621,132
Euro Medium-Term Notes maturing serially through 2011-2015, weighted-average rate 1.0%	55,167	68,142	664,663
1.66% Unsecured Bonds due 2012	20,000	20,000	240,964
0.85% Unsecured Bonds due 2012	10,000	10,000	120,482
1.53% Unsecured Bonds due 2013	30,000	30,000	361,446
1.19% Unsecured Bonds due 2014	30,000	30,000	361,446
Capital lease obligations (Note 16)	48,526	72,951	584,650
Other	2,513	3,487	30,277

Total	413,760	462,941	4,985,060
Less: current maturities	(122,608)	(105,956)	(1,477,205)

Long-term debt	¥291,152	¥356,985	$3,507,855

In 1996, the Company, Komatsu Finance America Inc. and Komatsu Finance (Netherlands) B.V. registered the US $1.0 billion Euro Medium-Term Note Program (“the Program”) on the London Stock Exchange. On April 1, 1999, the registered amount of the Program was increased to US $1.2 billion. On October 14, 2003, Komatsu Europe Coordination Center N.V. and on September 25, 2008, Komatsu Capital Europe S.V. were added as an issuer under the Program, respectively. At March 31, 2011, the issuers under the Program were the Company, Komatsu Finance America Inc. and Komatsu Capital Europe S.A. Under the Program, each of the issuers may from time to time issue notes denominated in any currency as may be agreed between the relevant issuers and dealers. The issuers under the Program issued ¥14,427 million ( $173,819 thousand) during the fiscal year ended March 31, 2011, and ¥25,856 million during the fiscal year ended March 31, 2010 of Euro Medium-Term Notes with various interest rates and maturity dates. The Company has established a program to issue up to ¥100,000 million ( $1,204,819 thousand) of variable term bonds.
As is customary in Japan, substantially all bank loans are made under agreements which provide that the banks may require, under certain conditions, the borrower to provide collateral, additional collateral or guarantors for its loans.
Lending banks have a right to offset cash deposited with them against any debt or obligation that becomes due and, in the case of default and certain other specified events, against all other debt payable to the banks.
Under certain loan agreements, the lender may require the borrower to submit proposals for the payment of dividends and other appropriations of earnings for the lender’s review and approval before presentation to the shareholders. Komatsu has never received such a request.
Annual maturities of long-term debt subsequent to March 31, 2011, excluding market value adjustments of ¥8,322 million ( $100,265 thousand) are as follows:

Year ending March 31	Millions of yen
2012	¥115,699
2013	121,955
2014	93,510
2015	55,526
2016	18,264
2017 and thereafter	484

Total	¥405,438

Liability for Pension and Other Retirement Benefits	12 Months Ended
Mar. 31, 2011
Liability for Pension and Other Retirement Benefits [Abstract]
Liability for Pension and Other Retirement Benefits
12. Liability for Pension and Other Retirement Benefits
The Company’s employees, with certain minor exceptions, are covered by a severance payment and a defined benefit cash balance pension plan. The plan provides that approximately 60% of the employee benefits are payable as a pension payment, commencing upon retirement at age 60 (mandatory retirement age) and that the remaining benefits are payable as a lump-sum severance payment based on remuneration, years of service and certain other factors at the time of retirement. The plan also provides for lump-sum severance payments, payable upon earlier termination of employment.
Under the cash balance pension plan, each employee has an account which is credited yearly based on the current rate of pay and market-related interest rate.
Certain subsidiaries have various funded pension plans and/or unfunded severance payment plans for their employees, which are based on years of service and certain other factors. The Company and certain subsidiaries’ funding policy is to contribute the amounts to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.
The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in benefit obligation:
Benefit obligation, beginning of year	¥137,452	¥139,569	$1,656,048
Service cost	6,630	7,224	79,880
Interest cost	3,585	3,745	43,193
Actuarial loss	1,854	4,048	22,337
Plan participants’ contributions	55	49	663
Acquisition	125	—	1,506
Plan amendment	—	208	—
Benefits paid	(13,505)	(17,446)	(162,711)
Foreign currency exchange rate change	(1,836)	55	(22,121)

Benefit obligation, end of year	¥134,360	¥137,452	$1,618,795

Change in plan assets:
Fair value of plan assets, beginning of year	¥94,403	¥88,252	$1,137,386
Actual return on plan assets	251	10,329	3,024
Employer contributions	7,318	6,465	88,169
Plan participants’ contributions	55	49	663
Acquisition	55	—	663
Benefits paid	(8,381)	(10,788)	(100,976)
Foreign currency exchange rate change	(1,410)	96	(16,989)

Fair value of plan assets, end of year	¥92,291	¥94,403	$1,111,940

Funded status, end of year	¥(42,069)	¥(43,049)	$(506,855)

Prepaid benefit cost	¥2,000	¥22	$24,096
Other current liability	(49)	(89)	(590)
Accrued benefit liability	(44,020)	(42,982)	(530,361)

	¥(42,069)	¥(43,049)	$(506,855)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥36,922	¥34,979	$444,843
Prior service cost	1,491	1,370	17,964

	¥38,413	¥36,349	$462,807

The accumulated benefit obligations for all defined benefit plans were ¥125,743 million ( $1,514,976 thousand) and ¥130,571 million, respectively, at March 31, 2011 and 2010.
Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥109,556	¥119,363	$1,319,952
Plan assets	73,171	82,806	881,578

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥126,307	¥134,348	$1,521,771
Plan assets	82,238	91,255	990,819
Components of net periodic pension cost
Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2011, 2010 and 2009, consisted of the following components:

	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥6,630	¥7,224	¥8,460	$79,880
Interest cost on projected benefit obligation	3,585	3,745	3,885	43,193
Expected return on plan assets	(2,961)	(2,452)	(3,029)	(35,675)
Amortization of actuarial loss	2,285	2,478	1,622	27,530
Amortization of prior service cost	227	179	535	2,735
Curtailment and settlement loss (gain)	(12)	(28)	475	(145)

Net periodic cost	¥9,754	¥11,146	¥11,948	$117,518

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2011 and 2010 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial loss (gain)	¥4,216	¥(3,829)	$50,795
Amortization of actuarial loss	(2,273)	(2,450)	(27,386)
Current year prior service cost	348	208	4,193
Amortization of prior service cost	(227)	(179)	(2,735)

	¥2,064	¥(6,250)	$24,867

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows.

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥2,440	$29,398

Prior service cost	189	2,277

Information with respect to the defined benefit plans is as follows:
Assumptions
Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2011	2010	2011	2010
Discount rate	2.0%	2.0%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	4.6%	4.4%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2011	2010	2009	2011	2010	2009
Discount rate	2.0%	2.0%	2.0%	6.0%	6.9%	6.7%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.4%	2.0%	4.4%	4.1%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	7.2%	7.6%	7.5%
The Company and a certain domestic subsidiary have defined benefit cash balance pension plans. These companies adopt the assumed rate of increase in future compensation levels under the point-based benefit system.
The Company and certain subsidiaries determine the expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and actual historical returns of each plan asset category.
Plan assets
In order to secure long-term comprehensive earnings, the Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. Taking into account the expected long-term rate of return on plan assets, the Company and certain subsidiaries formulate a basic portfolio comprised of the judged optimum combination of equity and debt securities. Plan assets are principally invested in equity securities, debt securities and life insurance company general accounts in accordance with the guidelines of the basic portfolio in order to produce a total return that will match the expected return on a mid-term to long-term basis. The Company and certain subsidiaries evaluate the gap between expected return and actual return of invested plan assets on an annual basis to determine if such differences necessitate a revision in the formulation of the basic portfolio. The Company and certain subsidiaries revise the basic portfolio when and to the extent considered necessary to achieve the expected long-term rate of return on plan assets.
The “Pension and Retirement Benefit Committee” is organized in the Company in order to periodically monitor the employment of such plan assets.
Komatsu’s basic portfolio for plan assets consists of three major components: approximately 35% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 35% is invested in other investment assets, primarily consisting of investments in life insurance company general accounts.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. As for investments in life insurance company general accounts, the contracts with the insurance companies include a guaranteed interest rate and return of capital. With respect to investments in foreign investment assets, Komatsu has investigated the stability of the underlying governments and economies, the market characteristics such as settlement systems and the taxation systems. For each such investment, Komatsu has selected the appropriate investment country and currency. There is no significant concentration of risk within the portfolio of investments.
The three levels of input used to measure fair value are more full described in Note 21.
The fair values of benefit plan assets at March 31, 2011 and 2010 are as follows:, by asset class are as follows:

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	—	—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,486	—	—	¥4,486
Equity securities
Japanese equities	13,730	—	—	13,730
Foreign equities	17,358	—	—	17,358
Pooled funds	2,650	—	—	2,650
Debt securities
Government bonds and municipal bonds	20,030	1,245	—	21,275
Corporate bonds	—	4,698	—	4,698
Other assets
Life insurance company general accounts	—	29,638	—	29,638
Other	145	—	423	568

Total	¥58,399	¥35,581	¥423	¥94,403

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$58,097	—	—	$58,097
Equity securities
Japanese equities	91,193	4,651	—	95,844
Foreign equities	183,409	52,711	—	236,120
Pooled funds	51,229	6,879	—	58,108
Debt securities
Government bonds and municipal bonds	196,301	44,651	—	240,952
Corporate bonds	—	60,543	—	60,543
Other assets
Life insurance company general accounts	—	348,578	—	348,578
Other	458	7,867	5,373	13,698

Total	$580,687	$525,880	$5,373	$1,111,940

(1)
The plan’s equity securities include common stock of the Company in the amount of ¥41 million ( $494 thousand) (0.07% of the Company’s total plan assets) and ¥48 million (0.08% of the Company’s total plan assets) at March 31, 2011 and 2010, respectively.

(2)	The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3)	The plan’s government bonds and municipal bonds include approximately 50% Japanese bonds and 50% foreign bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.
Level 1 assets are comprised principally of equity securities and debt securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of equity securities, debt securities and investments in life insurance company general accounts. Equity securities and debt securities are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly. Investments in life insurance company general accounts are valued at conversion value.
The fair value of level 3 assets, consisting of the investment trusts held by foreign subsidiaries, was ¥446 million ( $5,373 thousand) and ¥423 million at March 31, 2011 and 2010, respectively. Amounts of actual returns on, and purchases and sales of, these assets during the year ended March 31, 2011 and March 31, 2010 are not material to Komatsu’s consolidated financial position or results of operations.
Cash flows
(1) Contributions
The Company and certain subsidiaries expect to contribute ¥4,622 million to their benefit plans in the year ending March 31, 2012.
(2) Estimated future benefit payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2012	¥13,482
2013	11,477
2014	7,605
2015	8,495
2016	9,323
Through 2017-2021	¥41,663
Other postretirement benefit plan
Some U.S. subsidiaries provide certain postretirement health care and life insurance benefits for substantially all of their employees. The plans are contributory, with contributions indexed to salary levels. Employee contributions are adjusted to provide for any costs of the plans in excess of those paid for by the subsidiaries. The policy is to fund the cost of these benefits as claims and premiums are paid. In the fiscal year ended March 31, 2008 certain U.S. subsidiaries established a Voluntary Employees’ Beneficiary Association (“VEBA”) trust to hold assets and pay substantially all of these subsidiaries’ self-funded post employment benefit plan obligations. The VEBA trust arrangement provides for segregation and legal restriction of the plan assets to satisfy plan obligations, and tax deductibility for contributions to the trust, subject to certain tax code limitations.
The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year	¥9,416	¥9,069	$113,446
Service cost	227	231	2,735
Interest cost	452	528	5,446
Actuarial loss (gain)	(134)	979	(1,615)
Curtailment	—	(456)	—
Plan participants’ contributions	2	2	24
Medicare Part D	55	68	663
Benefits paid	(728)	(659)	(8,771)
Foreign currency exchange rate change	(981)	(346)	(11,820)

Accumulated postretirement benefit obligation, end of year	¥8,309	¥9,416	$100,108

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,152	¥6,579	$74,120
Actual return on plan assets	424	1,156	5,108
Employer contributions	726	657	8,747
Plan participants’ contributions	2	2	24
Benefits paid	(1,303)	(1,894)	(15,698)
Foreign currency exchange rate change	(650)	(348)	(7,831)

Fair value of plan assets, end of year	¥5,351	¥6,152	$64,470

Funded status, end of year	¥(2,958)	¥(3,264)	$(35,638)

Prepaid benefit cost	¥719	¥700	$8,663
Other current liabilities	(38)	(38)	(458)
Accrued benefit liability	(3,639)	(3,926)	(43,843)

	¥(2,958)	¥(3,264)	$(35,638)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,050	¥3,502	$36,747
Prior service cost	551	616	6,639

	¥3,601	¥4,118	$43,386

Accumulated postretirement benefit obligations exceed plan assets for each of the U.S. subsidiaries’ plans.
Components of net periodic postretirement benefit cost
Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2011, 2010 and 2009, included the following components:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥227	¥231	¥311	$2,735
Interest cost on projected benefit obligation	452	528	575	5,446
Expected return on plan assets	(302)	(324)	(400)	(3,639)
Amortization of actuarial loss	196	250	201	2,362
Amortization of prior service cost	65	70	128	783
Curtailment and settlement gain	—	(116)	—	—

Net periodic cost	¥638	¥639	¥815	$7,687

     Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2011 and 2010 are summarized as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial gain	¥(256)	¥(309)	$(3,084)
Amortization of actuarial loss	(196)	(134)	(2,362)
Current year prior service cost	—	—	—
Amortization of prior service cost	(65)	(70)	(783)

	¥(517)	¥(513)	$(6,229)

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows.

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥174	$2,096

Prior service cost	65	783

Information with respect to the plans is as follows:
Assumptions
Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2011	2010
Discount rate	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7
Weighted average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2011	2010	2009
Discount rate	5.4%	6.4%	5.9%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.6%	5.5%	5.5%
Current healthcare cost trend rate	7.8%	7.8%	7.7%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	7	7	6
At March 31, 2011 and 2010, the impact of one percentage point change in the assumed health care cost trend rates would not be material to Komatsu’s consolidated financial position or results of operations.
Plan assets
The U.S. subsidiaries’ investment policies are to provide returns that will maximize principal growth while accepting only moderate risk.
The U.S. subsidiaries’ asset portfolio will be invested in a manner that emphasizes safety of capital while achieving total returns consistent with prudent levels of risk. The basic portfolio for the plan assets are comprised approximately of 35% equity securities and 65% debt securities.
The equity securities are selected primarily from stocks that are listed on the securities exchanges. Prior to investing, Komatsu has investigated the business condition of the invested companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities are selected primarily from government bonds and municipal bonds, and corporate bonds. Prior investing, Komatsu has investigated the quality of the issue, including rating, interest rate and repayment dates, and has appropriately diversified the investments. Pooled funds are selected using strategies consistent with the equity described above. There is no significant concentration of risk within the portfolio of investments.
The three levels of input used to measure fair value are more full described in Note 21.
The fair values of postretirement benefit plan assets at March 31, 2011 and 2010, by asset class are as follows:

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥155	¥—	¥—	¥155
Equity securities
Foreign equities	959	—	—	959
Pooled funds	1,113	—	—	1,113
Debt securities
Government bonds	—	2,936	—	2,936
Corporate bonds	—	989	—	989

Total	¥2,227	¥3,925	¥—	¥6,152

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,410	$—	$—	$3,410
Equity securities
Foreign equities	7,831	—	—	7,831
Pooled funds	13,265	—	—	13,265
Debt securities
Government bonds and municipal bonds	—	27,422	—	27,422
Corporate bonds	—	12,542	—	12,542

Total	$24,506	$39,964	$—	$64,470

(1)	The plan’s pooled funds include listed foreign equity securities primarily consisting U.S. equity.

(2)	The plan’s government bonds are U.S. government bonds.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets, and does not indicate the risks of the assets.
Level 1 assets are comprised principally of equity securities, which are valued using quoted prices in active markets. Level 2 assets are comprised of debt securities, which are valued using inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Cash flows
(1) Contributions
The U.S. subsidiaries expect to contribute ¥39 million to their post retirement benefit plans in the year ending March 31, 2012.
(2) Estimated future benefit payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2012	¥679
2013	702
2014	724
2015	738
2016	759
Through 2017-2021	¥4,132
Directors of the Company and domestic subsidiaries are primarily covered by unfunded retirement allowance plans. At March 31, 2011, 2010 and 2009, the amounts required if all directors covered by the plans had terminated their service have been fully accrued. Such amounts are not material to Komatsu’s consolidated financial position or results of operations for any of the periods presented.
Certain subsidiaries maintain various defined contribution plans covering certain employees. The amount of cost recognized for all periods presented is not material to Komatsu’s consolidated financial position or results of operations.

Komatsu Ltd. Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Komatsu Ltd. Shareholders' Equity [Abstract]
Komatsu Ltd. Shareholders' Equity
13. Komatsu Ltd. Shareholders’ Equity
(1) Common Stock and Capital Surplus
The Commercial Code of Japan (“the Code”) permitted, upon approval of the Board of Directors, transfer of amounts from capital surplus to common stock. Prior to October 2001, the Company from time to time made free share distributions that were accounted for by a transfer from capital surplus to common stock of the aggregate par value of shares issued. Effective on October 2001, the Code requires no accounting recognition for such free share distribution. Publicly owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing appropriate capital accounts by an amount equal to the fair value of the shares issued.
If such United States practice had been applied to the cumulative free distributions made by the Company, capital surplus at March 31, 2011, would have been increased by ¥103,189 million ( $1,243,241 thousand) with a corresponding decrease in unappropriated retained earnings. At March 31, 2011 and 2010, affiliated companies owned 1,104,600 and 1,094,600 shares which represent 0.11% and 0.11% of the Company’s common stock outstanding, respectively.
The Corporate Act, which has been in force since May 1, 2006 (“the Act”), requires a company to obtain the approval of shareholders for transferring an amount between common stock and capital surplus. Common stock and capital surplus also are available for being transferred to other capital surplus or being used to reduce a deficit mainly upon an approval of shareholders.
(2) Retained Earnings Appropriated for Legal Reserve
The Act provides that an amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock.
Legal reserve is available for being transferred to other retained earnings or being used to reduce a deficit mainly upon an approval of shareholders.
(3) Retained Earnings and Dividends
The amount of retained earnings available for dividends under the Act is based on the amount recorded in the Company’s general books of account maintained in accordance with accounting principles generally accepted in Japan. In addition to the Act provision requiring an appropriation for capital surplus or legal reserve as discussed above, the Act imposes certain limitations on the amount of retained earnings available for dividends. Accordingly, total shareholders’ equity of ¥294,738 million ( $3,551,060 thousand), included in the Company’s general books of account as of March 31, 2011 is available for dividends under the Act.
The Board of Directors recommended to and approved by the shareholders, at the general meeting held on June 22, 2011, payment of a cash dividend totaling ¥19,369 million ( $233,361 thousand) to shareholders of record on March 31, 2011. In accordance with the Act, the approved dividend has not been reflected in the consolidated financial statements as of March 31, 2011. Dividends are reported in the consolidated statements of equity when approved and paid.
The Act provides that a company can make dividends of earnings anytime with resolution of the shareholders. It also provides that a company can declare an interim dividend once a fiscal year according to its charter of corporation.
(4) Share-Based Compensation
The Company has two types of stock option plans as share-based compensation for directors and certain employees and certain directors of subsidiaries.
The stock option plans resolved by the Board of Directors’ meetings held in and before June 2010.
The right to purchase treasury shares is granted at a predetermined price to directors and certain employees and certain directors of subsidiaries. The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.
Based on the resolutions of the shareholders’ meeting on June 24, 2009 and June 24, 2008 and the Board of Directors on July 14, 2009 and July 15, 2008, the Company issued 642 rights and 463 rights of its share acquisition rights during the years ended March 31, 2010 and 2009, respectively. (The number of shares subject to be issued to one stock acquisition right shall be 1,000 shares.) The options vest 100% on each of the grant dates and are exercisable from September 1, 2010, September 1, 2009, respectively.
The stock option plans resolved by the Board of Directors’ meetings held in July 2010.
The right to purchase treasury shares is granted at an exercise price of ¥1 per share to directors and certain employees and certain directors of subsidiaries.
Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2010, the Company issued 768 rights of its share acquisition rights during the year ended March 31, 2011, respectively. (The number of shares subject to be issued to one stock acquisition right shall be 100 shares.) The options vest 100% on each of the grant dates and are exercisable from August 2, 2013.
Komatsu recognizes compensation expense using the fair value method. Compensation expenses during the years ended March 31, 2011, 2010 and 2009 were ¥137 million ( $1,651 thousand), ¥413 million and ¥376 million, respectively, and were recoded in selling, general and administrative expenses. Compensation expenses after tax during the years ended March 31, 2011, 2010 and 2009 were ¥81 million ( $976 thousand), ¥246 million and ¥224 million, respectively.
The following table summarizes information about stock option activity for the years ended March 31, 2011, 2010 and 2009:

	2011			2010		2009
	Number of	Weighted average		Number of	Weighted average	Number of	Weighted average
	shares	exercise price		shares	exercise price	shares	exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,333,000	¥2,051	$24.71	2,891,000	¥2,022	2,844,000	¥1,784
Granted	76,800	1	0.01	642,000	1,729	463,000	2,499
Exercised	(174,000)	1,238	14.92	(200,000)	595	(416,000)	926

Outstanding at end of year	3,235,800	2,047	24.66	3,333,000	2,051	2,891,000	2,022

Exercisable at end of year	3,159,000	2,096	25.25	2,691,000	2,128	2,428,000	1,931

The intrinsic values of options exercised were ¥199 million ( $2,398 thousand), ¥153 million and ¥722 million for the years ended March 31, 2011, 2010 and 2009.
The information for options outstanding and options exercisable at March 31, 2011 are as follows.

	Outstanding						Options Exercisable
						Weighted average						Weighted average
		Weighted average		Intrinsic value		remaining		Weighted average		Intrinsic value		remaining
	Number of	exercise price		Millions of	Thousands of	contractual life	Number of	exercise price		Millions of	Thousands of	contractual life
Exercise Prices	shares	Yen	U.S. dollars	yen	U.S. dollars	years	shares	Yen	U.S. dollars	yen	U.S. dollars	years
¥1 - 650	76,800	¥1	$0.01	¥216	$2,602	7.3	—	—	—	—	—	—
¥651 - 900	300,000	673	8.11	646	7,783	1.3	300,000	¥673	$8.11	¥646	$7,783	1.3
¥901 - 1,350	575,000	1,126	13.57	977	11,771	2.3	575,000	1,126	13.57	977	11,771	2.3
¥1,351 - 2,325	1,259,000	2,032	24.48	998	12,025	4.8	1,259,000	2,032	24.48	998	12,025	4.8
¥2,326 - 3,700	1,025,000	3,136	37.78	151	1,819	4.9	1,025,000	3,136	37.78	151	1,819	4.9

¥1 - 3,700	3,235,800	2,047	24.66	2,988	36,000	4.1	3,159,000	2,096	25.25	2,772	33,398	4.1

The fair value of each share option award is estimated on the date of grant using a discrete-time model (a binomial model) based on the assumptions noted in the following table. Because a discrete-time model incorporates ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from historical volatility of the Company’s shares.
The Company uses historical data to estimate share option exercise and employee departure behavior used in the discrete-time model. The expected term of share options granted represents the period of time that share options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2011	2010	2009
Grant-date fair value	¥1,785 ( $21.51)	¥643	¥813
Expected term	5 years	7 years	7 years
Risk-free rate	0.13%–1.11%	0.17%–1.35%	0.60%–1.48%
Expected volatility	54.00%	44.00%	39.00%
Expected dividend yield	0.96%	2.07%	1.32%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2009	0.60%	0.71%	0.82%	0.94%	1.02%	1.07%	1.07%	1.16%	1.33%	1.48%
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
14. Other Comprehensive Income (Loss)
Other comprehensive income (loss) consists of changes in foreign currency translation adjustments, net unrealized holding gains (losses) on securities available for sale, pension liability adjustments and net unrealized holding gains (losses) on certain derivative instruments, and is included in equity of the consolidated balance sheets.
Each component of accumulated other comprehensive income (loss) at March 31, 2011, 2010 and 2009, is as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Foreign currency translation adjustments:
Balance, beginning of year	¥(85,056)	¥(84,152)	¥(34,457)	$(1,024,771)
Adjustment for the year	(37,230)	(904)	(49,695)	(448,555)

Balance, end of year	¥(122,286)	¥(85,056)	¥(84,152)	$(1,473,326)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥14,126	¥8,646	¥24,736	$170,193
Net increase (decrease)	1,978	5,480	(16,090)	23,831

Balance, end of year	¥16,104	¥14,126	¥8,646	$194,024

Pension liability adjustments:
Balance, beginning of year	¥(24,315)	¥(29,235)	¥(19,208)	$(292,952)
Adjustment for the year	(91)	4,920	(10,027)	(1,095)

Balance, end of year	¥(24,406)	¥(24,315)	¥(29,235)	$(294,047)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(389)	¥(1,003)	¥150	$(4,687)
Net increase (decrease)	(82)	614	(1,153)	(988)

Balance, end of year	¥(471)	¥(389)	¥(1,003)	$(5,675)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(95,634)	¥(105,744)	¥(28,779)	$(1,152,217)
Other comprehensive income (loss) for the year, net of tax	(35,425)	10,110	(76,965)	(426,807)

Balance, end of year	¥(131,059)	¥(95,634)	¥(105,744)	$(1,579,024)

For the fiscal year ended March 31, 2011, Adjustment for the year of Foreign currency translation adjustments included ¥7 million ( $84 thousand) which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).
Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of yen
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2011:
Foreign currency translation adjustments	¥(37,730)	¥493	¥(37,237)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,315	(2,971)	4,344
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(160)	78	(82)

Other comprehensive loss	¥(36,136)	¥704	¥(35,432)

2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains	6,763	(1,843)	4,920
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net gains reclassified into earnings	(621)	252	(369)

Net unrealized gains	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

2009:
Foreign currency translation adjustments	¥(50,243)	¥548	¥(49,695)
Net unrealized holding losses on securities available for sale:
Unrealized holding losses arising during the year	(29,333)	11,432	(17,901)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	3,058	(1,247)	1,811

Net unrealized losses	(26,275)	10,185	(16,090)
Pension liability adjustments
Unrealized holding losses arising during the year	(16,843)	4,420	(12,423)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,961	(565)	2,396

Net unrealized losses	(13,882)	3,855	(10,027)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	855	(306)	549
Net gains reclassified into earnings	(2,892)	1,190	(1,702)

Net unrealized losses	(2,037)	884	(1,153)

Other comprehensive loss	¥(92,437)	¥15,472	¥(76,965)

	Thousands of U.S. dollars
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2011:
Foreign currency translation adjustments	$(454,579)	$5,940	$(448,639)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	50,265	(20,217)	30,048
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(10,494)	4,277	(6,217)

Net unrealized gains	39,771	(15,940)	23,831
Pension liability adjustments
Unrealized holding losses arising during the year	(51,903)	32,602	(19,301)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	33,266	(15,060)	18,206

Net unrealized losses	(18,637)	17,542	(1,095)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	88,132	(35,795)	52,337
Net gains reclassified into earnings	(90,060)	36,735	(53,325)

Net unrealized losses	(1,928)	940	(988)

Other comprehensive loss	$(435,373)	$8,482	$(426,891)

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes [Abstract]
Income Taxes
15. Income Taxes
The sources of income (loss) before income taxes and equity in earnings of affiliated companies and the sources of income taxes for the years ended March 31, 2011, 2010 and 2009, were as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥68,682	¥(35,965)	¥5,426	$827,494
Foreign	151,127	100,944	123,356	1,820,807

	¥219,809	¥64,979	¥128,782	$2,648,301

Income taxes:
Current—
Domestic	¥15,391	¥5,254	¥22,854	$185,434
Foreign	42,532	27,468	37,657	512,433

	57,923	32,722	60,511	697,867

Deferred—
Domestic	4,885	(6,272)	(17,008)	58,856
Foreign	1,898	(1,086)	(1,210)	22,867

	6,783	(7,358)	(18,218)	81,723

Total	¥64,706	¥25,364	¥42,293	$779,590

Total income taxes recognized for the years ended March 31, 2011, 2010 and 2009 were applicable to the following:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income before income taxes and equity in earnings of affiliated companies	¥64,706	¥25,364	¥42,293	$779,590
Other comprehensive income(loss):
Foreign currency translation adjustments	(493)	(292)	(548)	(5,940)
Net unrealized holding gains(losses) on securities available for sale	1,323	3,980	(10,185)	15,940
Pension liability adjustments	(1,456)	1,843	(3,855)	(17,542)
Net unrealized holding gains(losses) on derivative instruments	(78)	886	(884)	(940)

Total income taxes	¥64,002	¥31,781	¥26,821	$771,108

Temporary differences and tax loss carryforwards which gave rise to deferred tax assets and liabilities at March 31, 2011 and 2010, are as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deffered tax assets:
Allowances provided, not yet recognized for tax	¥3,944	¥3,332	$47,518
Accrued expenses	48,737	43,835	587,193
Property, plant and equipment	13,402	13,289	161,470
Inventories	7,517	8,551	90,566
Net operating loss carryforwards	37,095	51,543	446,928
Research and development expenses	557	690	6,711
Other	24,044	31,536	289,687

Total gross deffered tax assets	135,296	152,776	1,630,073

Less valuation allowance	(36,690)	(49,081)	(442,048)

Total deffered tax assets	¥98,606	¥103,695	$1,188,025

Deffered tax liabilities:
Unrealized holding gains on securities available for sale	¥9,972	¥7,829	$120,145
Deferral of profit from installment sales	27	104	325
Property, plant and equipment	12,917	11,519	155,627
Intangible assets	17,503	17,503	210,880
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,092	3,847	61,349

Total deffered tax liabilities	¥45,511	¥40,802	$548,326

Total deffered tax assets	¥53,095	¥62,893	$639,699

Net deferred tax assets and liabilities as of March 31, 2011 and 2010 are reflected on the consolidated balance sheets under the following captions:

			Thousand of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deferred income taxes and other current assets	¥55,953	¥43,390	$674,132
Deferred income taxes and other assets	15,117	36,467	182,133
Deferred income taxes and other current liabilities	(380)	(128)	(4,578)
Deferred income taxes and other liabilities	(17,595)	(16,836)	(211,988)

	¥53,095	¥62,893	$639,699

The valuation allowances were ¥31,420 million and ¥22,435 million as of March 31, 2009 and 2008, respectively. The net changes in the total valuation allowance for the years ended March 31, 2011, 2010 and 2009 were an decrease of ¥12,391 million ( $149,289 thousand), an increase of ¥17,661 million and a increase of ¥8,985 million, respectively. The decrease for the year ended March 31, 2011 was due primarily to a reduction in the valuation allowance at certain consolidated subsidiaries related to changes in assessment about the likelihood of recovery of certain deferred tax assets. The valuation allowance had been recorded as the subsidiaries had not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred tax assets.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and net operating losses available is to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets, net of the existing valuation allowances at March 31, 2011 and 2010, are deductible, management believes it is more likely than not that the companies will realize the benefits of these deductible differences and net operating loss carryforwards. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.
The Company and its domestic subsidiaries are subject to a National Corporate tax rate of 30%, an inhabitant tax of approximately 6% and a deductible Enterprise tax of approximately 8%, which in the aggregate resulted in a Japanese statutory income tax rate of approximately 40.8%. The inhabitant tax rate and Enterprise tax rate vary by local jurisdiction.
The differences between the Japanese statutory tax rates and the effective tax rates for the years ended March 31, 2011, 2010 and 2009, are summarized as follows:

	2011	2010	2009
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(4.5)	25.2	7.1
Expenses not deductible for tax purposes	1.5	6.8	2.9
Realization of tax benefits on operating losses of subsidiaries	(0.4)	(0.8)	(1.4)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(8.3)	(22.6)	(11.3)
Tax credit for research and development expenses	(1.3)	—	(0.7)
Realization of loss for investment in a subsidiary	—	(10.2)	—
Other, net	1.6	(0.2)	(4.6)

Effective tax rate	29.4%	39.0%	32.8%

Foreign subsidiaries are subject to income taxes of the countries in which they operate. At March 31, 2011 and 2010, undistributed earnings of foreign subsidiaries aggregated ¥520,980 million ( $6,276,867 thousand) and ¥431,834 million, respectively. Komatsu has a policy to distribute a certain portion of undistributed earnings of foreign subsidiaries. As of March 31, 2011 and 2010, Komatsu recognized deferred tax liabilities of ¥677 million ( $8,157 thousand) and ¥601 million, respectively, associated with those earnings. As of March 31, 2011 and 2010, Komatsu has not recognized deferred tax liabilities of ¥18,620 million ( $224,337 thousand) and ¥14,077 million, respectively, for such portion of undistributed earnings of foreign subsidiaries that the Company intends to reinvest indefinitely. At March 31, 2011, certain subsidiaries had net operating loss carryforwards aggregating approximately ¥94,597 million ( $1,139,722 thousand), which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31, 2011	Millions of yen
Within 5 years	¥43,415
6 to 20 years	36,632
Indefinite periods	14,550

Total	¥94,597

Although Komatsu believes its estimates of unrecognized tax benefits are reasonable, uncertainties regarding the final determination of income tax audit settlements and any related litigation could affect the total amount of unrecognized tax benefits in the future periods. Based on the information available as of March 31, 2011, Komatsu does not expect significant changes to the unrecognized tax benefits within the next twelve months.
Komatsu files income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Company is no longer subject to regular income tax examinations by the tax authority before and in the fiscal year ended March 31, 2009. In other foreign tax jurisdictions, major subsidiaries are no longer subject to income tax examinations by tax authorities before and in the fiscal year ended March 31, 2005 with few exceptions.

Rent Expenses	12 Months Ended
Mar. 31, 2011
Rent Expenses [Abstract]
Rent Expenses
16. Rent Expenses
Komatsu leases office space and equipment and employee housing under cancelable and non-cancelable lease agreements. Rent expenses under cancelable and non-cancelable operating leases amounted to ¥14,480 million ( $174,458 thousand), ¥13,823 million and ¥14,625 million, respectively, for the years ended March 31, 2011, 2010 and 2009. At March 31, 2011, the future minimum lease payments under non-cancelable operating leases and capital leases are as follows:

	Millions of yen
	Capital	Operating lease
Year ending March 31	leases	commitments	Total
2012	¥25,474	¥3,240	¥28,714
2013	14,557	2,129	16,686
2014	7,859	1,504	9,363
2015	1,189	1,000	2,189
2016	1,117	613	1,730
Thereafter	159	1,550	1,709

Total minimum lease payments	¥50,355	¥10,036	¥60,391

Less: amounts representing interest	(1,829)

Present value of net minimum capital lease payments	¥48,526

Net Income Attributable to Komatsu Ltd. Per Share	12 Months Ended
Mar. 31, 2011
Net Income attributable to Komatsu Ltd. per Share [Abstract]
Net Income attributable to Komatsu Ltd. per Share
17. Net Income Attributable to Komatsu Ltd. per Share
A reconciliation of the numerators and denominators of the basic and diluted net income attributable to Komatsu Ltd. per share computations is as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net income attributable to Komatsu Ltd.	¥150,752	¥33,559	¥78,797	$1,816,289

	Number of shares
	2011	2010	2009
Weighted average common shares outstanding, less treasury stock	967,803,446	968,013,328	985,585,385
Dilutive effect of:
Stock options	671,477	449,531	731,973

Weighted average diluted common shares outstanding	968,474,923	968,462,859	986,317,358

	Yen			U.S. cents
	2011	2010	2009	2011
Net income attributable to Komatsu Ltd. per share:
Basic	¥155.77	¥34.67	¥79.95	¢ 187.67
Diluted	155.66	34.65	79.89	187.54

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
18. Commitments and Contingent Liabilities
At March 31, 2011, Komatsu was contingently liable for discounted and transferred receivables on a recourse basis with the financial institutions of ¥1,347 million ( $16,229 thousand) (Note 4).
Komatsu provides guarantees to third parties of loans of the employees, affiliated companies, customers and other companies. The guarantees relating to the employees are mainly made for their housing loans. The guarantees of loans relating to the affiliated companies, customers and other companies are made to enhance the credit of those companies.
For each guarantee provided, Komatsu would have to perform under a guarantee, if the borrower defaults on a payment within the contract terms. The contract terms are from 15 years to 30 years in the case of employees with housing loans, and from 1 year to 10 years in the case of loans relating to the affiliated companies, customers and other companies. The maximum amount of undiscounted payments Komatsu would have had to make in the event of default is ¥99,312 million ( $1,196,530 thousand) at March 31, 2011. The fair value of the liabilities recognized for Komatsu’s obligations as guarantors under those guarantees at March 31, 2011 were insignificant. Certain of those guarantees were secured by collateral and insurance issued to the Company.
Management of Komatsu believes that losses from those contingent liabilities, if any, would not have a material effect on the consolidated financial statements.
Commitments for capital investment outstanding at March 31, 2011, aggregated approximately ¥12,800 million ( $154,217 thousand).
Komatsu is involved in certain legal actions and claims arising in the ordinary course of its business. It is the opinion of management and legal counsel that such litigation and claims will be resolved without material effect on Komatsu’s financial statements.
Komatsu has business activities with customers, dealers and associates around the world. The trade receivables from such parties and the guarantees for them are well diversified to minimize concentrations of credit risks. Management does not anticipate incurring losses on its trade receivables in excess of established allowances.
Komatsu also issues contractual product warranties under which it generally guarantee the performance of products delivered and services rendered for a certain period or term. Change in accrued product warranty cost for the years ended March 31, 2011 and 2010 is summarized as follows:

	2011	2010	2011
Balance at beginning of year	¥23,758	¥28,256	$286,241
Addition	27,091	21,149	326,398
Utilization	(21,352)	(25,477)	(257,253)
Other	(966)	(170)	(11,639)

Balance at end of year	¥28,531	¥23,758	$343,747

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
19. Derivative Financial Instruments
Risk Management Policy
Komatsu is exposed to market risk primarily from changes in foreign currency exchange and interest rates with respect to debt obligations, international operations and foreign currency denominated credits and debts. In order to manage these risks that arise in the normal course of business, Komatsu enters into various derivative transactions for hedging pursuant to its policies and procedures (Notes 20 and 21). Komatsu does not enter into derivative financial transactions for trading or speculative purposes.
Komatsu has entered into interest rate swap and cap agreements, partly concurrent with currency swap agreements for the purpose of managing the risk resulting from changes in cash flow or fair value that arise in their interest rate and foreign currency exposure with respect to certain short-term and long-term debts.
Komatsu operates internationally which expose Komatsu to the foreign exchange risk against existing assets and liabilities and transactions denominated in foreign currencies (principally the U.S. dollar and the Euro). In order to reduce these risks, Komatsu executes forward exchange contracts and option contracts based on its projected cash flow in foreign currencies.
Komatsu is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments, but Komatsu does not expect any counterparties to fail to meet their obligations because of the high credit rating of the counterparties. Komatsu has not held any derivative instruments which consisted credit-risk-related contingent features.
Fair Value Hedges
Komatsu uses derivative financial instruments designated as fair value hedges to manage primarily interest rate and foreign exchange risks associated with debt obligations. Principally interest rate swaps and cross-currency swaps are used to hedge such risk for debt obligations. Changes in fair value of the hedged debt obligations and derivative instruments designated as fair value hedge are offset and recognized in other income (expenses). For the years ended March 31, 2011, 2010 and 2009, the amount of hedge ineffectiveness and the net gain or loss excluded from the assessment of hedge effectiveness were not material to Komatsu’s result of operations.
Cash Flow Hedges
Komatsu uses derivative financial instruments designated as cash flow hedges to manage Komatsu’s foreign exchange risks associated with forecasted transactions and Komatsu’s interest risks associated with debt obligations. For transactions denominated in foreign currencies, Komatsu typically hedges forecasted and firm commitment exposures to the variability in cash flow basically up to one year. For the variable rate debt obligations, Komatsu enters into interest rate swap contracts to manage the changes in cash flows. Komatsu records the changes in fair value of derivative instruments designated as cash flow hedges in other comprehensive income (loss). These amounts are reclassified into earnings through other income (expenses) when the hedged items impact earnings. Approximately ¥352 million ( $4,241 thousand) of existing income included in accumulated other comprehensive income (loss) at March 31, 2011 will be reclassified into earnings within twelve months from that date. No cash flow hedges were discontinued during the years ended March 31, 2011 as a result of anticipated transactions that are no longer probable of occurring.
Undesignated Derivative Instruments
Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.
Notional Principal Amounts of Derivative Financial Instruments
Notional principal amounts of derivative financial instruments outstanding at March 31, 2011 and 2010 are as follows.

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Forwards and options:
Sale of foreign currencies	¥94,504	¥40,209	$1,138,602
Purchase of foreign currencies	87,605	48,809	1,055,482
Option contracts (purchased)	490	949	5,904
Interest rate swaps, cross-currency swaps and interest rate cap agreements	123,424	184,487	1,487,036
Fair value of derivative instruments at March 31, 2011 and 2010 on the consolidated balance sheets are as follows:

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Millions of yen
	2010
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥73	Deferred income taxes and other current liabilities	¥830
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	354	Deferred income taxes and other current liabilities	734
	Deferred income taxes and other assets	99	Deferred income taxes and other liabilities	—

Total		¥526		¥1,564

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥90	Deferred income taxes and other current liabilities	¥1,248
Option contracts	Deferred income taxes and other current assets	18	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,730	Deferred income taxes and other current liabilities	915
	Deferred income taxes and other assets	6,989	Deferred income taxes and other liabilities	901

Total		¥8,827		¥3,064

Total Derivative Instruments		¥9,353		¥4,628

	Thousands of U.S. dollars
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$133	Deferred income taxes and other current liabilities	$9,843
	Deferred income taxes and other assets	24	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,518	Deferred income taxes and other current liabilities	5,675
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$1,675		$15,518

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$4,855	Deferred income taxes and other current liabilities	$24,398
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,518
Option contracts	Deferred income taxes and other current assets	84	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	83,940	Deferred income taxes and other current liabilities	4,602
	Deferred income taxes and other assets	42,350	Deferred income taxes and other liabilities	1,868

Total		$131,229		$32,386

Total Derivative Instruments		$132,904		$47,904

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2011, 2010 and 2009 are as follows:
Derivative instruments designated as fair value hedging relationships

Millions of yen
2011
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

	Millions of yen
	2010
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

	Millions of yen
	2009
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥7,910	Other income (expenses), net: Other, net	¥(6,958)

Total		¥7,910		¥(6,958)

Thousands of U.S. dollars
2011
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2011
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Millions of yen
	2009
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥790	Other income (expenses), net: Other, net	¥2,892	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	65	—	—	—	—

Total	¥855		¥2,892		¥—

	Thousands of U.S. dollars
	2011
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	$86,687	Other income (expenses), net: Other, net	$90,060	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,446	Other income (expenses), net: Other, net	—	—	—

Total	$88,133		$90,060		$—

*	OCI stands for other comprehensive income (loss).
Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2011
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Millions of yen
	2009
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥846
Option contracts	Other income (expenses), net: Other, net	(7)
Interest rate swaps, cross-currency swap and interest rate cap agreements	Cost of sales	94
	Other income (expenses), net: Other, net	(2,771)

Total		¥(1,838)

	Thousands of U.S. dollars
	2011
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	$(17,000)
Option contracts	Other income (expenses), net: Other, net	(109)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(5,482)
	Other income (expenses), net: Other, net	33,928

Total		$11,337

Fair Values of Financial Instruments	12 Months Ended
Mar. 31, 2011
Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments
20. Fair Values of Financial Instruments
(1) Cash and Cash Equivalents, Time Deposits, Trade Notes and Accounts Receivable, Other Current Assets, Short-Term Debt, Trade Notes, Bills and Accounts Payables, and Other Current Liabilities
The carrying amount approximates fair value because of the short maturity of these instruments.
(2) Investment Securities, Marketable Equity Securities
The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.
(3) Long-Term Trade Receivables, Including Current Portion
The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts (Note 4).
(4) Long-Term Debt, Including Current Portion
The fair values of each of the long-term debt are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity.
(5) Derivatives(Notes 19 and 21)
The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.
The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2011 and 2010, are summarized as follows:

					Thousands of
	Millions of yen				U.S. dollars
	2011		2010		2011
	Carrying	Estimated	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value	amount	fair value
Investment securities, marketable equity securities	¥49,372	¥49,372	¥47,178	¥47,178	$594,843	$594,843
Long-term debt, including current portion	413,760	412,375	462,941	460,916	4,985,060	4,968,373
Derivatives:
Forward and options
Assets	423	423	181	181	5,096	5,096
Liabilities	2,968	2,968	2,078	2,078	35,759	35,759
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	10,608	10,608	9,172	9,172	127,808	127,808
Liabilities	1,008	1,008	2,550	2,550	12,145	12,145
Limitations
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.

Fair value measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements [Abstract]
Fair value measurements
21.	Fair value measurements
ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:
Level 1	—	Quoted prices in active markets for identical assets or liabilities
Level 2	—	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly
Level 3	—	Unobservable inputs for the assets or liabilities
Assets and liabilities that are measured at fair value on a recurring basis
The fair value hierarchy levels of assets and liabilities that are measured at fair value on a recurring basis at March 31, 2011 and 2010 are as follows:

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swap and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swap and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥26,147	¥—	¥—	¥26,147
Financial service industry	18,935	—	—	18,935
Other	2,096	—	—	2,096
Derivatives
Forward contracts	—	163	—	163
Option contracts	—	18	—	18
Interest rate swaps, cross currency swap and interest rate cap agreements	—	9,172	—	9,172

Total Assets	¥47,178	¥9,353	¥—	¥56,531

Liabilities
Derivatives
Forward contracts	¥—	¥2,078	¥—	¥2,078
Interest rate swaps, cross currency swap and interest rate cap agreements	—	2,550	—	2,550
Other	—	22,839	2,280	25,119

Total Liabilities	¥—	¥27,467	¥2,280	¥29,747

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$364,084	$—	$—	$364,084
Financial service industry	198,060	—	—	198,060
Other	32,699	—	—	32,699
Derivatives
Forward contracts	—	5,012	—	5,012
Option contracts	—	84	—	84
Interest rate swaps, cross currency swap and interest rate cap agreement	—	127,808	—	127,808

Total Assets	$594,843	$132,904	$—	$727,747

Liabilities
Derivatives
Forward contracts	$—	$35,759	$—	$35,759
Interest rate swaps, cross currency swap and interest rate cap agreement	—	12,145	—	12,145
Other	—	321,265	10,349	331,614

Total Liabilities	$—	$369,169	$10,349	$379,518

Investment securities available for sale
Marketable equity securities are classified Level 1 in the fair value hierarchy. Marketable equity securities are measured using a market approach based on the quoted market prices in active markets.
Derivatives (Notes 19 and 20)
Derivatives primarily represent foreign exchange contracts and interest rate swap agreements. The fair value of foreign exchange contracts is based on a valuation model that discounts cash flows resulting from the differential between contract rate and the market-based forward rate and is classified in Level 2 in the fair value hierarchy. The fair value of interest rate swap agreements is based on a valuation model that discounts cash flows based on the terms of the contract and the swap curves and is classified in Level 2 in the fair value hierarchy.
Other
Other primarily represents loans which are measured at fair value. The fair value of loans is based on a valuation model based on market yield curve data and credit spread data and is classified in Level 2 in the fair value hierarchy. The credit spread data was obtained through use of credit default swaps for each counterparty.
The following table summarizes information about changes of Level 3 for the year ended March 31, 2011, 2010 and 2009:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Balance at beginning of year	¥(2,280)	¥919	¥3,015	$(27,470)
Total gains or losses (realized/unrealized)	219	1,543	355	2,639
Included in earnings	6	1,605	349	73
Included in other comprehensive income (loss)	213	(62)	6	2,566
Purchases, issuance and settlements	1,202	(4,742)	(2,451)	14,482

Balance at end of year	¥(859)	¥(2,280)	¥919	$(10,349)

The amount of unrealized gains and losses on classified in Level 3 assets and liabilities recognized in earnings for the year ended March 31, 2011, 2010 and 2009 related to assets and liabilities still held at March 31, 2011, 2010 and 2009 were gains of ¥6 million ( $73 thousand) and ¥1,605 million and losses of ¥678 million, respectively. These gains and losses were reported in other income (expense), net of the consolidated statements of income.
Assets and liabilities that are measured at fair value on a non-recurring basis
Komatsu measured certain long-lived assets at fair value, which are classified as Level 2 in the fair value hierarchy, as of March 31, 2011 and 2010.
As a result, Komatsu recognized impairment losses of ¥5,142 million ( $61,952 thousand) and ¥3,332 million for the years ended March 31, 2011 and 2010, respectively, which are reported in impairment loss on long-lived assets of the consolidated statements of income.

Business Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Business Segment and Geographic Information [Abstract]
Business Segment and Geographic Information
22. Business Segment and Geographic Information
Komatsu has two operating segments: 1) Construction, Mining and Utility Equipment 2) Industrial Machinery and Others.
Segment profit is determined by subtracting the cost of sales and selling, general and administrative expenses from net sales attributed to the operating segment. Segment profit excludes certain general corporate administration and finance expenses, such as costs of executive management, corporate development, corporate finance, human resources, internal audit, investor relations, legal and public relations. Segment profit also excludes certain charges which may otherwise relate to operating segments, including impairments of long lived assets and goodwill.
The following tables present certain information regarding Komatsu’s operating segments and geographic information at March 31, 2011, 2010 and 2009, and for the years then ended:

				Thousands of
	Millions of yen			U.S. dollars
Operating segments:	2011	2010	2009	2011
Net sales:
Construction, Mining and Utility Equipment—
External customers	¥1,615,689	¥1,268,575	¥1,744,733	$19,466,132
Intersegment	2,392	2,690	4,653	28,819

Total	1,618,081	1,271,265	1,749,386	19,494,951
Industrial Machinery and Others—
External customers	227,438	162,989	277,010	2,740,217
Intersegment	10,916	15,619	26,389	131,518

Total	238,354	178,608	303,399	2,871,735
Elimination	(13,308)	(18,309)	(31,042)	(160,337)

Consolidated	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Segment profit:
Construction, Mining and Utility Equipment	¥220,830	¥83,061	¥180,455	$2,660,603
Industrial Machinery and Others	20,965	2,998	12,891	252,590

Total segment profit	241,795	86,059	193,346	2,913,193
Corporate expenses and elimination	(6,823)	(5,340)	(4,688)	(82,205)

Total	234,972	80,719	188,658	2,830,988
Impairment loss on long-lived assets	5,142	3,332	16,414	61,952
Impairment loss on goodwill	—	—	2,003	—
Other operating income (expenses)	(6,901)	(10,352)	(18,293)	(83,145)
Operating income	222,929	67,035	151,948	2,685,891
Interest and dividend income	4,493	6,158	8,621	54,133
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Other-net	(1,138)	288	(17,211)	(13,711)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥219,809	¥64,979	¥128,782	$2,648,301

Segment assets:
Construction, Mining and Utility Equipment	¥1,859,004	¥1,682,542	¥1,639,720	$22,397,638
Industrial Machinery and Others	270,736	207,551	254,200	3,261,880
Corporate assets and elimination	19,397	68,962	75,139	233,699

Consolidated	¥2,149,137	¥1,959,055	¥1,969,059	$25,893,217

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,780	¥82,508	¥87,260	$973,253
Industrial Machinery and Others	7,662	7,707	9,981	92,313

Consolidated	¥88,442	¥90,215	¥97,241	$1,065,566

Capital investment:
Construction, Mining and Utility Equipment	¥92,049	¥92,979	¥152,803	$1,109,024
Industrial Machinery and Others	5,689	3,212	9,709	68,542

Consolidated	¥97,738	¥96,191	¥162,512	$1,177,566

Business categories and principal products and services included in each operating segment are as follows:
a)
Construction, Mining and Utility Equipment Excavating equipment, loading equipment, grading and roadbed preparation equipment, hauling equipment, forestry equipment, tunneling machines, recycling equipment, industrial vehicles, other equipment, engines and components, casting products and logistics

b)	Industrial Machinery and Others Metal forging and stamping presses, sheet-metal machines, machine tools, defense systems, temperature-control equipment and others
Transfers between segments are made at estimated arm’s length prices.
Segment assets are those assets used in the operations of each segment. Unallocated corporate assets consist primarily of cash and cash equivalents and marketable investment securities maintained for general corporate purposes.
Amortization for the years ended March 31, 2011, 2010 and 2009 does not include amortization of long-term prepaid expenses of ¥1,025 million ( $12,349 thousand), ¥1,104 million and ¥1,113 million. The term “Capital investment” should be distinguished from the term “Capital expenditures” as used in the consolidated statements of cash flows. The term “Capital investment” is defined to refer to the acquisition of property, plant and equipment including properties under capital leases on an accrual basis which reflects the effects of timing differences between acquisition dates and payment dates.
Impairment loss on long-lived assets and goodwill recorded in each segment asset for the years ended March 31, 2011, 2010 and 2009 are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥4,969	¥3,063	¥13,998	$59,868
Industrial Machinery and Others	173	269	2,416	2,084

Total	¥5,142	¥3,332	¥16,414	$61,952

Impairment loss on goodwill
Construction, Mining and Utility Equipment	¥—	¥—	¥2,003	$—
Industrial Machinery and Others	—	—	—	—

Total	¥—	¥—	¥2,003	$—

Geographic information:
Net sales to external customers recognized by sales destination for the years ended March 31, 2011, 2010 and 2009 are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥349,184	¥323,813	¥452,172	$4,207,036
The Americas	397,427	323,984	503,450	4,788,277
Europe and CIS	165,418	127,377	284,029	1,992,988
China	428,208	270,870	236,226	5,159,133
Asia (excluding Japan, China) and Oceania	398,366	299,864	335,574	4,799,590
Middle East and Africa	104,524	85,656	210,292	1,259,325

Consolidated net sales	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Net sales recognized by geographic origin and property, plant and equipment at March 31, 2011, 2010 and 2009, and for the years then ended are as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥641,502	¥498,568	¥831,569	$7,728,939
U.S.A.	391,380	311,170	469,047	4,715,422
Europe and CIS	175,217	141,510	269,139	2,111,048
China	332,581	238,102	174,466	4,007,000
Others	302,447	242,214	277,522	3,643,940

Total	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Property, plant and equipment:
Japan	¥354,797	¥380,592	¥400,554	$4,274,663
U.S.A.	63,972	62,637	68,170	770,747
Europe and CIS	29,868	35,811	28,207	359,855
Others	59,750	46,060	28,531	719,879

Total	¥508,387	¥525,100	¥525,462	$6,125,144

No individual country within Europe and CIS or Others had a material impact on net sales.
There were no sales to a single major external customer for the years ended March 31, 2011, 2010 and 2009.

Supplementary Information to Balance Sheets	12 Months Ended
Mar. 31, 2011
Supplementary Information to Balance Sheets [Abstract]
Supplementary Information to Balance Sheets
23. Supplementary Information to Balance Sheets
At March 31, 2011 and 2010, deferred income taxes and other current assets were comprised of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Prepaid expenses	¥4,318	¥3,804	$52,024
Short-term loans receivable:
Affiliated companies	723	2,222	8,711
Other	1,427	914	17,193

Total	¥2,150	¥3,136	$25,904

Deferred income taxes	55,953	43,390	674,132
Other	90,360	62,121	1,088,675

Total	¥152,781	¥112,451	$1,840,735

At March 31, 2011 and 2010, deferred income taxes and other current liabilities were comprised of the following:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Accrued expenses	¥80,195	¥82,449	$966,205
Deferred income taxes	380	128	4,578
Other	118,693	100,747	1,430,036

Total	¥199,268	¥183,324	$2,400,819

Supplementary Information to Statements of Income	12 Months Ended
Mar. 31, 2011
Supplementary Information to Statements of Income [Abstract]
Supplementary Information to Statements of Income
24. Supplementary Information to Statements of Income
The following information shows research and development expenses and advertising costs, for the years ended March 31, 2011, 2010 and 2009. Research and development expenses and advertising costs are charged to expense as incurred and are included in cost of sales and selling, general and administrative expenses in consolidated statements of income.

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Research and development expenses	¥49,005	¥46,449	¥53,736	$590,422
Advertising costs	2,627	2,417	4,678	31,651
Shipping and handling costs included in selling, general and administrative expenses for the years ended March 31, 2011, 2010 and 2009, were as follows:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Shipping and handling costs	¥37,706	¥25,697	¥46,264	$454,289
For the fiscal year ended March 31, 2011 and 2010, Komatsu recognized an impairment loss of ¥5,142 million ( $61,952 thousand) and ¥3,332 million, related to property, plant and equipment and intangible assets subject to amortization at the Company and certain subsidiaries, as profitability of the assets of each subsidiary was expected to be low in the future and Komatsu estimated the carrying amounts would not be recovered by the future cash flows.
Other operating income (expenses), net for the years ended March 31, 2011, 2010 and 2009, were comprised of the following:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Gain on sale of property	¥2,432	¥1,036	¥630	$29,301
Loss on disposal or sale of fixed assets*	(1,553)	(2,907)	(5,922)	(18,711)
Other*	(7,780)	(8,481)	(13,001)	(93,735)

Total	¥(6,901)	¥(10,352)	¥(18,293)	$(83,145)

*
For the fiscal year ended March 31, 2011, Loss on disposal or sale of fixed assets and Other included losses of ¥73 million ( $880 thousand), ¥2,787 million ( $33,578 thousand) respectively resulted from the Great East Japan Earthquake.

For the fiscal year ended March 31, 2011 and 2010, the Company and certain subsidiaries recognized expenses associated with structural reforms of production and sales operations. Out of the expenses, reorganization costs of ¥3,771 million ( $45,434 thousand), ¥8,883 million respectively, such as wind down and relocation costs related to the integration of facilities were included in other, except the expenses included in impairment loss on long-lived assets of the consolidated statements of income.
Other income (expenses), net for the years ended March 31, 2011, 2010 and 2009, were comprised of the following:

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Interest income-
Installment receivables	¥503	¥1,206	¥1,843	$6,060
Other	2,670	3,785	5,242	32,169
Dividends	1,320	1,167	1,536	15,904
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Net gain (loss) from sale of investment securities	(54)	679	(3,543)	(651)
Exchange gain (loss), net	(4,193)	1,066	(11,802)	(50,518)
Other	3,109	(1,457)	(1,866)	37,458

Total	¥(3,120)	¥(2,056)	¥(23,166)	$(37,590)

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
25. Valuation and Qualifying Accounts
Valuation and qualifying accounts deducted from assets to which they apply:

				Thousands of
	Millions of yen			U.S. dollars
Allowance for doubtful receivables	2011	2010	2009	2011
Balance at beginning of fiscal period	¥14,941	¥15,330	¥11,470	$180,012
Additions
Charged to costs and expenses	5,307	7,457	7,091	63,940
Charged to other accounts	1,068	957	23	12,867
Deductions	5,523	8,803	3,254	66,542

Balance at end of fiscal period	¥15,793	¥14,941	¥15,330	$190,277

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

				Thousands of
	Millions of yen			U.S. dollars
Valuation allowance for deferred tax assets	2011	2010	2009	2011
Balance at beginning of fiscal period	¥49,081	¥31,420	¥22,435	$591,337
Additions
Charged to costs and expenses	7,596	21,784	19,784	91,518
Charged to other accounts	—	8	587	—
Deductions	19,987	4,131	11,386	240,807

Balance at end of fiscal period	¥36,690	¥49,081	¥31,420	$442,048

Deductions were principally realization or expiration of net operating loss carryforwards.

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2011
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies) [Abstract]
Consolidation and Investments in Affiliated Companies
(1) Consolidation and Investments in Affiliated Companies
The consolidated financial statements include the accounts of the Company and all of its majority-owned domestic and foreign subsidiaries, except for certain immaterial subsidiaries.
Variable interest entities are consolidated in which the Company is the primary beneficiary in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 810, “Consolidation”. The consolidated balance sheets as of March 31, 2011 and 2010, include assets of ¥26,020 million ( $313,494 thousand) and ¥29,601 million, respectively, of consolidated variable interest entities, which engage in equipment leasing in Europe. The majority of these assets are trade notes and accounts receivable, and long-term trade receivables.
Investments in 20 to 50% owned affiliated companies whereby Komatsu has the ability to exercise significant influence over the operational and financial policies of a company are accounted for by the equity method.

Foreign Currency Translation and Transactions
(2) Foreign Currency Translation and Transactions
Assets and liabilities of foreign operations are translated at the exchange rates in effect at each fiscal year-end, and income and expenses of foreign operations are translated at the average rates of exchange prevailing during each fiscal year in consolidating the financial statements of overseas subsidiaries. The resulting translation adjustments are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements. All foreign currency transaction gains and losses are included in other income (expenses) in the period incurred.

Allowance for Doubtful Trade Receivables
(3) Allowance for Doubtful Trade Receivables
Komatsu records allowance for doubtful receivables as the best estimate of the amount of probable credit losses in Komatsu’s existing receivables including financing receivables. The amount is determined based on historical experience, credit information of individual customers, and assessment of overdue receivables. An additional allowance for individual receivables is recorded when Komatsu becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration of the customer’s business performance. The amount of estimated credit losses is further adjusted to reflect changes in customer circumstances.

Inventories
(4) Inventories
Inventories are stated at the lower of cost or market. Komatsu determines cost of work in process and finished products using the specific identification method based on actual costs accumulated under a job-order cost system. The cost of finished parts is determined principally using the first-in first-out method. Cost of materials and supplies is stated at average cost.

Investment Securities
(5) Investment Securities
Komatsu’s investments in debt and marketable equity securities are categorized as available-for-sale securities which are stated at fair value. Changes in fair values are included as a separate component of accumulated other comprehensive income (loss) in the accompanying consolidated financial statements.
Unrealized losses on marketable securities are charged against net earnings when a decline in market value below initial cost is determined to be other than temporary based primarily on the financial condition and near term prospects of the issuer and the extent and length of the time of the decline.
In assessing other-than-temporary impairment of investment securities which are stated at cost, Komatsu considers the financial condition and prospects of each investee company and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment securities exceeds its estimated fair value which is determined using discounted cash flows or other valuation techniques considered appropriate.

Property, Plant and Equipment, and Related Depreciation
(6) Property, Plant and Equipment, and Related Depreciation
Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally using the declining-balance method at rates based on the estimated useful lives of the assets. The weighted average depreciation periods are 24 years for buildings and 9 years for machinery and equipment. Effective rates of depreciation for buildings, machinery and equipment for the years ended March 31, 2011, 2010 and 2009, were as follows:

	2011	2010	2009
Buildings	9%	9%	9%
Machinery and equipment	23%	23%	25%
Certain leased machinery and equipment are accounted for as capital leases. The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2011 and 2010 were as follows:

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Aggregate cost	¥83,436	¥136,171	$1,005,253
Accumulated amortization	36,331	49,512	437,723
Accumulated amortization related to capital leases is included in accumulated depreciation. Ordinary maintenance and repairs are charged to expense as incurred. Major replacements and improvements are capitalized. When properties are retired or otherwise disposed of, the costs of those properties and the related accumulated depreciation are relieved from the consolidated balance sheets and the differences between the costs of those properties and the related accumulated depreciation are recognized in other operating income (expenses) of the consolidated statements of income.

Goodwill and Other Intangible Assets
(7) Goodwill and Other Intangible Assets
Komatsu uses the acquisition method of accounting for business combinations. Goodwill is tested for impairment at least annually. Any recognized intangible assets determined to have an indefinite useful life are not to be amortized, but instead tested for impairment at least annually until its life is determined to no longer be indefinite. Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever there is an indicator of possible impairment. An impairment loss would be recognized when the carrying amount of an asset or an asset group exceeds the estimated undiscounted cash flows expected to be generated by the asset or an asset group. The amount of the impairment loss to be recorded is determined by the difference between the fair value of the asset or an asset group using a discounted cash flow valuation model and carrying value.

Revenue Recognition
(8) Revenue Recognition
Komatsu recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered for customers or dealers, (3) sales price is fixed or determinable, and (4) collectability is reasonably assured.
Revenue from sales of products including construction, mining and utility equipment and industrial machinery is recognized when title and risk of ownership is transferred to independently owned and operated customers or dealers, which occur upon the attainment of customer acceptance or when installation is completed. The conditions of acceptance are governed by the terms of the contract or arrangement. For arrangements with multiple elements, which may include any combination of products, installation and maintenance, Komatsu allocates revenue to each element based on its relative fair value if such elements meet the criteria for treatment as a separate unit of accounting. When Komatsu enters into a separate contract to render transportation or technical advice, principally related to a sale of large-sized industrial machinery such as large presses, these service revenues are accounted for separately from the product sale and recognized at the completion of the service delivery specified in the contract.
Service revenues from repair and maintenance and from transportation are recognized at the completion of service -delivery. Revenues from long-term fixed price maintenance contracts are recognized ratably over the contract period.
Certain consolidated subsidiaries rent construction equipment to customers. Rent revenue is recognized on a straight-line basis over the rental period.
Revenues are recorded net of discounts. In addition, taxes collected from customers and remitted to governmental -authorities on revenue-producing transactions are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of income.

Income Taxes
(9) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Komatsu uses a specific identification method to release the residual tax effects associated with components of accumulated other comprehensive income (loss) resulting from a change in tax law or rate.
If a tax position meets the more-likely-than-not recognition threshold based on the technical merits of the position, Komatsu recognizes the benefit of such position in the financial statements. The benefit of the tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement with appropriate taxing authority. For the years ended March 31, 2011, 2010 and 2009, Komatsu did not have material unrecognized tax benefits and thus, no significant interest and penalties related to unrecognized tax benefits were recognized.

Product Warranties
(10) Product Warranties
Komatsu establishes a liability for estimated product warranty cost at the time of sale. Estimates for accrued product warranty cost are primarily based on historical experience and are classified as other current liabilities and other liabilities.

Pension and Retirement Benefits and Share-Based Compensation
(11) Pension and Retirement Benefits
Komatsu recognizes the overfunded or underfunded status of the defined benefit plans as an asset or liability in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income, net of tax.
Amortization of actuarial net gain or loss is included as a component of Komatsu’s net periodic pension cost for defined benefit plans for a year if, as of the beginning of the year, that unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets.
In such case, the amount of amortization recognized is the resulting excess divided by average remaining service period of active employees expected to receive benefits under the plan. The expected return on plan assets is determined based on the historical long-term rate of return on plan assets. The discount rate is determined based on the rates of return of high-quality fixed income investments currently available and expected to be available during the period to maturity of the pension benefits.

Per Share Data
(13) Per Share Data
Basic net income attributable to Komatsu Ltd. per share has been computed by dividing net income attributable to Komatsu Ltd. by the weighted-average number of common shares outstanding during each fiscal year, after deducting treasury shares. Diluted net income attributable to Komatsu Ltd. per share reflects the potential dilution computed on the basis that all stock options were exercised (less the number of treasury shares assumed to be purchased from proceeds using the average market price of the Company’s common shares) to the extent that each is not antidilutive.
Dividends per share shown in the accompanying consolidated statements of income are based on dividends approved and paid in each fiscal year.

Cash and Cash Equivalents
(14) Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the date of purchase.
Our foreign subsidiaries participate in a global cash pooling arrangement with a single financial institution, which is used to fund short-term liquidity needs. This arrangement contains specific provisions for the right to offset positive and negative cash balances on a global basis. The facility allows for cash withdrawals from this financial institution based upon our aggregate cash deposits within the same financial institution. Komatsu’s consolidated Balance Sheet as of March 31, 2011 reflects cash net of withdrawals of ¥39,729 million ( $478,663 thousand).

Derivative Financial Instruments
(15) Derivative Financial Instruments
Komatsu uses various derivative financial instruments to manage its interest rate and foreign exchange exposure.
All derivatives, including derivatives embedded in other financial instruments, are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheet. Changes in the fair values of derivative instruments not designated or not qualifying as hedges and any ineffective portion of qualified hedges are recognized in earnings in the current period. Changes in the fair values of derivative instruments which qualify as fair value hedges are recognized in earnings, along with changes in the fair value of the hedged item. Changes in the fair value of the effective portions of cash flow hedges are reported in accumulated other comprehensive income (loss), and recognized in earnings when the hedged item is recognized in earnings.

Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
(16) Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed of
Long-lived assets and certain identifiable intangibles to be held and used by Komatsu are reviewed for impairment based on a cash flow analysis of the asset or an asset group whenever events or changes in circumstances indicate that the carrying amount of an asset or an asset group may not be recoverable. The assets to be held for use are considered to be impaired when estimated undiscounted cash flows expected to result from the use of the assets and their eventual disposition is less than their carrying amounts. The impairment losses are measured as the amount by which the carrying amount of the asset or an asset group exceeds the fair value. Long-lived assets and identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Use of Estimates
(17) Use of Estimates
Komatsu has made a number of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses presented in consolidated financial statements prepared in conformity with U.S. GAAP. Actual results could differ from the estimates and assumptions.
Komatsu has identified several areas where it believes estimates and assumptions are particularly critical to the financial statements. These are the determination of the useful lives of Property, Plant and Equipment, the allowance for doubtful receivables, impairment of long-lived assets and goodwill, pension liabilities and expenses, product warranty liabilities, fair value of financial instruments, realization of deferred tax assets, income tax uncertainties and other contingencies. The current economic environment has increased the degree of uncertainty inherent in those estimates.

Recently Adopted Accounting Standards
(18) Recently Adopted Accounting Standards
In the fiscal year ended March 31, 2011, Komatsu adopted Accounting Standards Update (“ASU”) 2009-16, “Accounting for Transfers of Financial Assets.” ASU 2009-16 eliminates the concept of a qualifying special-purpose entity (“QSPE”), establishes more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies the financial-asset derecognition criteria, and revises the initial measurement of a transferor’s interest in transferred financial assets. The adoption of ASU 2009-16 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2011, Komatsu adopted ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities.” ASU 2009-17 prescribes the change of the approach to determining the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. The adoption of ASU 2009-17 did not have a material impact on our consolidated results of operations and financial condition.
In the fiscal year ended March 31, 2011, Komatsu adopted ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”. ASU 2010-20 establishes disclosure requirements to provide disaggregated information by portfolio segment or class of financial receivables, the credit quality of financing receivables and the allowance for credit losses. The disclosures required by ASU 2010-20 are provided in Note 4. Trade Notes and Accounts Receivable.

ASC 820
ASC 820, “Fair Value Measurements and Disclosures” defines that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The three levels of inputs used to measure fair value are as follows:

ASC-815
Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Description of Business Basis of Financial Statement Presentation and Summary of Significant Accounting Policies Tables [Abstract]
Effective rates of depreciation for buildings, machinery and equipment

	2011	2010	2009
Buildings	9%	9%	9%
Machinery and equipment	23%	23%	25%

Aggregate Cost of Property Plant and Equipment and Related Accumulated Amortization [Text Block]

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Aggregate cost	¥83,436	¥136,171	$1,005,253
Accumulated amortization	36,331	49,512	437,723

Supplemental Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2011
Supplemental Cash Flow Information (Tables) [Abstract]
Additional cash flow information and noncash investing and financing activities

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Additional cash flow information:
Interest paid	¥6,367	¥8,533	¥14,403	$76,711
Income taxes paid	46,227	9,797	111,508	556,952

Noncash investing and financing activities:
Capital lease obligations incurred	¥2,244	¥14,285	¥29,762	$27,036

Acquisition [Tables]	12 Months Ended
Mar. 31, 2011
Acquisition (Tables) [Abstract]
Assets and liabilities acquired purchase price allocation for non controlling interest

Millions of yen
Consideration
Cash and cash equivalents	¥1,684

Fair value of total consideration transferred	1,684

Fair value of Komatsu’s equity interest in KACF held before the business combination	696

¥2,380

Recognized amounts of identifiable assets and liabilities assumed Current assets	¥34,478
Property, plant and equipment	15,692
Intangible assets	2
Other assets	232
Total assets acquired	50,404

Current liabilities	(33,174)
Long-term liabilities	(13,999)
Total liabilities assumed	(47,173)

Net assets acquired	3,231
Noncontrolling interest	(1,587)
Goodwill	736

¥2,380

Trade Notes and Accounts Receivable [Tables]	12 Months Ended
Mar. 31, 2011
Trade Notes and Accounts Receivable (Tables) [Abstract]
Receivables

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Trade notes	¥84,372	¥82,954	$1,016,530
Accounts receivable	461,132	379,680	5,555,807

Total	545,504	462,634	6,572,337

Long-term trade receivables	186,316	150,972	2,244,771

Total trade receivables	731,820	613,606	8,817,108

Less: total allowance	(15,793)	(14,941)	(190,277)

Net trade receivables	¥716,027	¥598,665	$8,626,831

Allowance for Credit losses of financing receivables

		Thousands of
	Millions of yen	U.S. dollars
	2011	2011
Balance at March 31, 2010	¥7,550	$90,964
Provision	2,277	27,433
Charge-offs	(1,855)	(22,349)
Other	(498)	(6,000)

Balance at March 31, 2011	¥7,474	$90,048

Lease receivables

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Minimum lease payments receivable	¥209,723	¥166,983	$2,526,783
Unearned income	(20,035)	(16,078)	(241,385)

Net lease receivables	¥189,688	¥150,905	2,285,398

Components of securitized trade receivables and other assets managed

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Total amount of trade receivables that are managed and securitized	¥731,820	¥635,610	$8,817,108
Assets transferred	—	(22,004)	—

Total amount of trade receivable on balance sheet	¥731,820	¥613,606	$8,817,108

Fair value of retained interests related to securitization transactions

2010
Weighted-average life	23 months
Prepayment speed over the life	0.6%
Expected credit losses over the life	5.6%

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories (Tables) [Abstract]
Inventories

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Finished products, including finished parts held for sale	¥294,807	¥254,157	$3,551,891
Work in process	135,167	102,096	1,628,518
Materials and supplies	43,902	40,163	528,940

Total	¥473,876	¥396,416	$5,709,349

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2011
Investment Securities (Tables) [Abstract]
Cost gross unrealized holding gains and losses and fair value for investment securities by major security types

	Millions of yen
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	¥23,887	¥25,599	¥114	¥49,372

Other investment securities at cost	11,483

	¥35,370

At March 31, 2010
Investment securities:
Marketable equity securities available for sale	¥24,988	¥22,235	¥45	¥47,178

Other investment securities at cost	13,289

	¥38,277

	Thousands of U.S. dollars
		Gross unrealized holding
	Cost	Gains	Losses	Fair value
At March 31, 2011
Investment securities:
Marketable equity securities available for sale	$287,795	$308,422	$1,373	$594,844

Other investment securities at cost	$138,349

	$426,144

Investments in and Advances to Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2011
Investments in and Advances to Affiliated Companies (Tables) [Abstract]
Investments in and advances to affiliated companies

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Investments in capital stock	¥23,206	¥21,688	$279,590
Advances	1,909	2,314	23,000

Total	¥25,115	¥24,002	$302,590

Summarized Financial Information for Affiliated Companies

			Thousands of
	Millions of yen		U. S. dollars
	2011	2010	2011
Current assets	¥118,206	¥107,097	$1,424,169
Net property, plant and equipment—less accumulated depreciation	40,068	42,207	482,747
Investments and other assets	27,672	22,246	333,397

Total assets	¥185,946	¥171,550	$2,240,313

Current liabilities	¥87,471	¥79,894	$1,053,867
Noncurrent liabilities	38,923	35,156	468,952
Equity	59,552	56,500	717,494

Total liabilities and equity	¥185,946	¥171,550	$2,240,313

				Thousands of
	Millions of yen			U. S. dollars
	2011	2010	2009	2011
Net sales	¥208,959	¥168,418	¥205,798	$2,517,578

Net income	¥5,602	¥3,229	¥1,300	$67,494

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment (Tables) [Abstract]
Major classes of property, plant and equipment

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Land	¥95,409	¥92,355	$1,149,506
Buildings	337,619	329,554	4,067,699
Machinery and equipment	694,507	710,511	8,367,554
Construction in progress	20,220	24,653	243,614

Total	1,147,755	1,157,073	13,828,373
Less: accumulated depreciation	(639,368)	(631,973)	(7,703,229)

Net property, plant and equipment	¥508,387	¥525,100	$6,125,144

Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2011
Pledged Assets (Tables) [Abstract]
Assets pledged as collateral for long term debt and guarantees for debt

		Thousands of
	Millions of yen	U.S. dollars
Cash and cash equivalents	¥2	$24
Other current assets	2,574	31,012

Total	¥2,576	$31,036

		Thousands of
	Millions of yen	U.S. dollars
Guarantees for debt	¥2,576	$31,036

Total	¥2,576	$31,036

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets (Table) [Abstract]
Intangible assets other than goodwill

	Millions of yen						Thousands of U.S. dollars
	2011			2010			2011
	Gross		Net	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount	amount	amortization	amount
Other intangible assets subject to amortization:
Software	¥33,367	¥(17,531)	¥15,836	¥34,699	¥(13,280)	¥21,419	$402,012	$(211,217)	$190,795
Leasehold	8,926	(1,585)	7,341	9,076	(1,586)	7,490	107,542	(19,096)	88,446
Other	30,199	(12,392)	17,807	30,166	(10,043)	20,123	363,843	(149,301)	214,542

Total	72,492	(31,508)	40,984	73,941	(24,909)	49,032	873,397	(379,614)	493,783
Other intangible assets not subject to amortization			12,987			12,697			156,470

Total other intangible assets			¥53,971			¥61,729			$650,253

Amortization expense of other intangible assets

Year ending March 31	Millions of yen
2012	¥7,891
2013	6,702
2014	4,723
2015	3,461
2016	2,167

Changes in carrying amounts of goodwill

	Millions of yen
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2009
Goodwill	¥23,437	¥13,943	¥37,380
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥15,258	¥13,403	¥28,661

Goodwill acquired during the year	736	—	736
Foreign exchange impact	173	—	173
Balance at March 31, 2010
Goodwill	24,346	13,943	38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)
	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)

Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

	Thousands of U.S. dollars
	Construction, Mining	Industrial Machinery
	and Utility Equipment	and Others
	segment	segment	Total
Balance at March 31, 2010
Goodwill	$293,325	$167,988	$461,313
Accumulated impairment losses	(98,542)	(6,506)	(105,048)
	$194,783	$161,482	$356,265

Goodwill acquired during the year	6,964	—	6,964
Foreign exchange impact	(9,952)	(12)	(9,964)

Balance at March 31, 2011
Goodwill	290,337	167,976	458,313
Accumulated impairment losses	(98,542)	(6,506)	(105,048)

	$191,795	$161,470	$353,265

Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term and Long-Term Debt (Tables) [Abstract]
Short-term debt

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Banks, insurance companies and other financial institutions	¥130,308	¥92,438	$1,569,976
Commercial paper	—	31,000	—

Short-term debt	¥130,308	¥123,438	$1,569,976

Long-term debt

	Millions of yen		U.S. dollars
	2011	2010	2011
Long-term debt with collateral (Note 9):
Banks, insurance companies and other financial institutions,	¥—	¥50	$—
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3%	217,554	228,311	2,621,132
Euro Medium-Term Notes maturing serially through 2011-2015, weighted-average rate 1.0%	55,167	68,142	664,663
1.66% Unsecured Bonds due 2012	20,000	20,000	240,964
0.85% Unsecured Bonds due 2012	10,000	10,000	120,482
1.53% Unsecured Bonds due 2013	30,000	30,000	361,446
1.19% Unsecured Bonds due 2014	30,000	30,000	361,446
Capital lease obligations (Note 16)	48,526	72,951	584,650
Other	2,513	3,487	30,277

Total	413,760	462,941	4,985,060
Less: current maturities	(122,608)	(105,956)	(1,477,205)

Long-term debt	¥291,152	¥356,985	$3,507,855

Maturities of long-term debt

Year ending March 31	Millions of yen
2012	¥115,699
2013	121,955
2014	93,510
2015	55,526
2016	18,264
2017 and thereafter	484

Total	¥405,438

Liability for Pension and Other Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2011
Liability for Pension and Other Retirement Benefits (Tables) [Abstract]
Balances of the benefit obligations and the fair value of plan assets

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in benefit obligation:
Benefit obligation, beginning of year	¥137,452	¥139,569	$1,656,048
Service cost	6,630	7,224	79,880
Interest cost	3,585	3,745	43,193
Actuarial loss	1,854	4,048	22,337
Plan participants’ contributions	55	49	663
Acquisition	125	—	1,506
Plan amendment	—	208	—
Benefits paid	(13,505)	(17,446)	(162,711)
Foreign currency exchange rate change	(1,836)	55	(22,121)

Benefit obligation, end of year	¥134,360	¥137,452	$1,618,795

Change in plan assets:
Fair value of plan assets, beginning of year	¥94,403	¥88,252	$1,137,386
Actual return on plan assets	251	10,329	3,024
Employer contributions	7,318	6,465	88,169
Plan participants’ contributions	55	49	663
Acquisition	55	—	663
Benefits paid	(8,381)	(10,788)	(100,976)
Foreign currency exchange rate change	(1,410)	96	(16,989)

Fair value of plan assets, end of year	¥92,291	¥94,403	$1,111,940

Funded status, end of year	¥(42,069)	¥(43,049)	$(506,855)

Prepaid benefit cost	¥2,000	¥22	$24,096
Other current liability	(49)	(89)	(590)
Accrued benefit liability	(44,020)	(42,982)	(530,361)

	¥(42,069)	¥(43,049)	$(506,855)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥36,922	¥34,979	$444,843
Prior service cost	1,491	1,370	17,964

	¥38,413	¥36,349	$462,807

Information for pension plans with accumulated benefit obligations

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥109,556	¥119,363	$1,319,952
Plan assets	73,171	82,806	881,578

Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥126,307	¥134,348	$1,521,771
Plan assets	82,238	91,255	990,819

Components of net periodic pension costs

	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥6,630	¥7,224	¥8,460	$79,880
Interest cost on projected benefit obligation	3,585	3,745	3,885	43,193
Expected return on plan assets	(2,961)	(2,452)	(3,029)	(35,675)
Amortization of actuarial loss	2,285	2,478	1,622	27,530
Amortization of prior service cost	227	179	535	2,735
Curtailment and settlement loss (gain)	(12)	(28)	475	(145)

Net periodic cost	¥9,754	¥11,146	¥11,948	$117,518

Other changes in plan assets and benefit obligations

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial loss (gain)	¥4,216	¥(3,829)	$50,795
Amortization of actuarial loss	(2,273)	(2,450)	(27,386)
Current year prior service cost	348	208	4,193
Amortization of prior service cost	(227)	(179)	(2,735)

	¥2,064	¥(6,250)	$24,867

Amortized estimated actuarial loss and prior service cost from accumulated other comprehensive income loss into net periodic cost over the next fiscal year

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥2,440	$29,398

Prior service cost	189	2,277

Weighted-average assumptions for benefit obligations

	Domestic plans		Foreign plans
	2011	2010	2011	2010
Discount rate	2.0%	2.0%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.9%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.6%	4.6%	4.4%

Weighted-average assumptions for net periodic benefit cost

	Domestic plans			Foreign plans
	2011	2010	2009	2011	2010	2009
Discount rate	2.0%	2.0%	2.0%	6.0%	6.9%	6.7%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.9%	—	—	—
Assumed rate of increase in future compensation levels	2.6%	2.4%	2.0%	4.4%	4.1%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	7.2%	7.6%	7.5%

Fair values of benefit plan assets

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,822	—	—	¥4,822
Equity securities
Japanese equities	7,569	386	—	7,955
Foreign equities	15,223	4,375	—	19,598
Pooled funds	4,252	571	—	4,823
Debt securities
Government bonds and municipal bonds	16,293	3,706	—	19,999
Corporate bonds	—	5,025	—	5,025
Other assets
Life insurance company general accounts	—	28,932	—	28,932
Other	38	653	446	1,137

Total	¥48,197	¥43,648	¥446	¥92,291

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥4,486	—	—	¥4,486
Equity securities
Japanese equities	13,730	—	—	13,730
Foreign equities	17,358	—	—	17,358
Pooled funds	2,650	—	—	2,650
Debt securities
Government bonds and municipal bonds	20,030	1,245	—	21,275
Corporate bonds	—	4,698	—	4,698
Other assets
Life insurance company general accounts	—	29,638	—	29,638
Other	145	—	423	568

Total	¥58,399	¥35,581	¥423	¥94,403

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$58,097	—	—	$58,097
Equity securities
Japanese equities	91,193	4,651	—	95,844
Foreign equities	183,409	52,711	—	236,120
Pooled funds	51,229	6,879	—	58,108
Debt securities
Government bonds and municipal bonds	196,301	44,651	—	240,952
Corporate bonds	—	60,543	—	60,543
Other assets
Life insurance company general accounts	—	348,578	—	348,578
Other	458	7,867	5,373	13,698

Total	$580,687	$525,880	$5,373	$1,111,940

Estimated future employee service

Year ending March 31	Millions of yen
2012	¥13,482
2013	11,477
2014	7,605
2015	8,495
2016	9,323
Through 2017-2021	¥41,663

Accumulated postretirement benefit obligations and the fair value of the plan assets

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year	¥9,416	¥9,069	$113,446
Service cost	227	231	2,735
Interest cost	452	528	5,446
Actuarial loss (gain)	(134)	979	(1,615)
Curtailment	—	(456)	—
Plan participants’ contributions	2	2	24
Medicare Part D	55	68	663
Benefits paid	(728)	(659)	(8,771)
Foreign currency exchange rate change	(981)	(346)	(11,820)

Accumulated postretirement benefit obligation, end of year	¥8,309	¥9,416	$100,108

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,152	¥6,579	$74,120
Actual return on plan assets	424	1,156	5,108
Employer contributions	726	657	8,747
Plan participants’ contributions	2	2	24
Benefits paid	(1,303)	(1,894)	(15,698)
Foreign currency exchange rate change	(650)	(348)	(7,831)

Fair value of plan assets, end of year	¥5,351	¥6,152	$64,470

Funded status, end of year	¥(2,958)	¥(3,264)	$(35,638)

Prepaid benefit cost	¥719	¥700	$8,663
Other current liabilities	(38)	(38)	(458)
Accrued benefit liability	(3,639)	(3,926)	(43,843)

	¥(2,958)	¥(3,264)	$(35,638)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,050	¥3,502	$36,747
Prior service cost	551	616	6,639

	¥3,601	¥4,118	$43,386

Net periodic postretirement benefit cost

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Service cost - Benefits earned during the year	¥227	¥231	¥311	$2,735
Interest cost on projected benefit obligation	452	528	575	5,446
Expected return on plan assets	(302)	(324)	(400)	(3,639)
Amortization of actuarial loss	196	250	201	2,362
Amortization of prior service cost	65	70	128	783
Curtailment and settlement gain	—	(116)	—	—

Net periodic cost	¥638	¥639	¥815	$7,687

Other changes in plan assets and accumulated postretirement benefit obligations

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Current year actuarial gain	¥(256)	¥(309)	$(3,084)
Amortization of actuarial loss	(196)	(134)	(2,362)
Current year prior service cost	—	—	—
Amortization of prior service cost	(65)	(70)	(783)

	¥(517)	¥(513)	$(6,229)

Amortized estimated actuarial loss and prior service cost for the postretirement benefit plans from accumulated other comprehensive income loss into net periodic cost over the next fiscal year

		Thousands of
	Millions of yen	U.S. dollars
Actuarial loss	¥174	$2,096

Prior service cost	65	783

Weighted-average assumptions used to determine accumulated postretirement benefit obligations

	2011	2010
Discount rate	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	5	7

Weighted average assumptions used to determine net periodic postretirement benefit cost

	2011	2010	2009
Discount rate	5.4%	6.4%	5.9%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.6%	5.5%	5.5%
Current healthcare cost trend rate	7.8%	7.8%	7.7%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	7	7	6

Fair values of postretirement benefit plan assets

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥283	¥—	¥—	¥283
Equity securities
Foreign equities	650	—	—	650
Pooled funds	1,101	—	—	1,101
Debt securities
Government bonds and municipal bonds	—	2,276	—	2,276
Corporate bonds	—	1,041	—	1,041

Total	¥2,034	¥3,317	¥—	¥5,351

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥155	¥—	¥—	¥155
Equity securities
Foreign equities	959	—	—	959
Pooled funds	1,113	—	—	1,113
Debt securities
Government bonds	—	2,936	—	2,936
Corporate bonds	—	989	—	989

Total	¥2,227	¥3,925	¥—	¥6,152

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Cash	$3,410	$—	$—	$3,410
Equity securities
Foreign equities	7,831	—	—	7,831
Pooled funds	13,265	—	—	13,265
Debt securities
Government bonds and municipal bonds	—	27,422	—	27,422
Corporate bonds	—	12,542	—	12,542

Total	$24,506	$39,964	$—	$64,470

Estimated future benefit payments

Year ending March 31	Millions of yen
2012	¥679
2013	702
2014	724
2015	738
2016	759
Through 2017-2021	¥4,132

Komatsu Ltd. Shareholders' Equity [Tables]	12 Months Ended
Mar. 31, 2011
Komatsu Ltd. Shareholders' Equity (Tables) [Abstract]
Stock option activity

	2011			2010		2009
	Number of	Weighted average		Number of	Weighted average	Number of	Weighted average
	shares	exercise price		shares	exercise price	shares	exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,333,000	¥2,051	$24.71	2,891,000	¥2,022	2,844,000	¥1,784
Granted	76,800	1	0.01	642,000	1,729	463,000	2,499
Exercised	(174,000)	1,238	14.92	(200,000)	595	(416,000)	926

Outstanding at end of year	3,235,800	2,047	24.66	3,333,000	2,051	2,891,000	2,022

Exercisable at end of year	3,159,000	2,096	25.25	2,691,000	2,128	2,428,000	1,931

Options outstanding and options exercisable

	Outstanding						Options Exercisable
						Weighted average						Weighted average
		Weighted average		Intrinsic value		remaining		Weighted average		Intrinsic value		remaining
	Number of	exercise price		Millions of	Thousands of	contractual life	Number of	exercise price		Millions of	Thousands of	contractual life
Exercise Prices	shares	Yen	U.S. dollars	yen	U.S. dollars	years	shares	Yen	U.S. dollars	yen	U.S. dollars	years
¥1 - 650	76,800	¥1	$0.01	¥216	$2,602	7.3	—	—	—	—	—	—
¥651 - 900	300,000	673	8.11	646	7,783	1.3	300,000	¥673	$8.11	¥646	$7,783	1.3
¥901 - 1,350	575,000	1,126	13.57	977	11,771	2.3	575,000	1,126	13.57	977	11,771	2.3
¥1,351 - 2,325	1,259,000	2,032	24.48	998	12,025	4.8	1,259,000	2,032	24.48	998	12,025	4.8
¥2,326 - 3,700	1,025,000	3,136	37.78	151	1,819	4.9	1,025,000	3,136	37.78	151	1,819	4.9

¥1 - 3,700	3,235,800	2,047	24.66	2,988	36,000	4.1	3,159,000	2,096	25.25	2,772	33,398	4.1

Risk-free rate of the share option

	2011	2010	2009
Grant-date fair value	¥1,785 ( $21.51)	¥643	¥813
Expected term	5 years	7 years	7 years
Risk-free rate	0.13%–1.11%	0.17%–1.35%	0.60%–1.48%
Expected volatility	54.00%	44.00%	39.00%
Expected dividend yield	0.96%	2.07%	1.32%

Interest rate corresponding to discount periods is applied to risk-free rate

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2009	0.60%	0.71%	0.82%	0.94%	1.02%	1.07%	1.07%	1.16%	1.33%	1.48%
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%

Other Comprehensive Income Loss (Tables)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss) (Tables) [Abstract]
Each component of accumulated other comprehensive income (loss)

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Foreign currency translation adjustments:
Balance, beginning of year	¥(85,056)	¥(84,152)	¥(34,457)	$(1,024,771)
Adjustment for the year	(37,230)	(904)	(49,695)	(448,555)

Balance, end of year	¥(122,286)	¥(85,056)	¥(84,152)	$(1,473,326)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥14,126	¥8,646	¥24,736	$170,193
Net increase (decrease)	1,978	5,480	(16,090)	23,831

Balance, end of year	¥16,104	¥14,126	¥8,646	$194,024

Pension liability adjustments:
Balance, beginning of year	¥(24,315)	¥(29,235)	¥(19,208)	$(292,952)
Adjustment for the year	(91)	4,920	(10,027)	(1,095)

Balance, end of year	¥(24,406)	¥(24,315)	¥(29,235)	$(294,047)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(389)	¥(1,003)	¥150	$(4,687)
Net increase (decrease)	(82)	614	(1,153)	(988)

Balance, end of year	¥(471)	¥(389)	¥(1,003)	$(5,675)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(95,634)	¥(105,744)	¥(28,779)	$(1,152,217)
Other comprehensive income (loss) for the year, net of tax	(35,425)	10,110	(76,965)	(426,807)

Balance, end of year	¥(131,059)	¥(95,634)	¥(105,744)	$(1,579,024)

Tax effects allocated to each component of other comprehensive income (loss)

	Millions of yen
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2011:
Foreign currency translation adjustments	¥(37,730)	¥493	¥(37,237)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,315	(2,971)	4,344
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(160)	78	(82)

Other comprehensive loss	¥(36,136)	¥704	¥(35,432)

2010:
Foreign currency translation adjustments	¥(1,196)	¥292	¥(904)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	9,124	(3,843)	5,281
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	336	(137)	199

Net unrealized gains	9,460	(3,980)	5,480
Pension liability adjustments
Unrealized holding gains arising during the year	3,930	(1,224)	2,706
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,833	(619)	2,214

Net unrealized gains	6,763	(1,843)	4,920
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	2,121	(1,138)	983
Net gains reclassified into earnings	(621)	252	(369)

Net unrealized gains	1,500	(886)	614

Other comprehensive income	¥16,527	¥(6,417)	¥10,110

2009:
Foreign currency translation adjustments	¥(50,243)	¥548	¥(49,695)
Net unrealized holding losses on securities available for sale:
Unrealized holding losses arising during the year	(29,333)	11,432	(17,901)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	3,058	(1,247)	1,811

Net unrealized losses	(26,275)	10,185	(16,090)
Pension liability adjustments
Unrealized holding losses arising during the year	(16,843)	4,420	(12,423)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	2,961	(565)	2,396

Net unrealized losses	(13,882)	3,855	(10,027)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	855	(306)	549
Net gains reclassified into earnings	(2,892)	1,190	(1,702)

Net unrealized losses	(2,037)	884	(1,153)

Other comprehensive loss	¥(92,437)	¥15,472	¥(76,965)

	Thousands of U.S. dollars
	Pretax	Tax (expense)	Net of tax
	amount	or benefit	amount
2011:
Foreign currency translation adjustments	$(454,579)	$5,940	$(448,639)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	50,265	(20,217)	30,048
Less: reclassification adjustment for gains included in net income attributable to Komatsu Ltd.	(10,494)	4,277	(6,217)

Net unrealized gains	39,771	(15,940)	23,831
Pension liability adjustments
Unrealized holding losses arising during the year	(51,903)	32,602	(19,301)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd.	33,266	(15,060)	18,206

Net unrealized losses	(18,637)	17,542	(1,095)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	88,132	(35,795)	52,337
Net gains reclassified into earnings	(90,060)	36,735	(53,325)

Net unrealized losses	(1,928)	940	(988)

Other comprehensive loss	$(435,373)	$8,482	$(426,891)

Income Taxes [Tables]	12 Months Ended
Mar. 31, 2011
Income Taxes (Tables) [Abstract]
Sources of income (loss) from continuing operations before income taxes and equity in earnings of affiliated companies

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income (loss) before income taxes and equity in earnings of affiliated companies:
Domestic	¥68,682	¥(35,965)	¥5,426	$827,494
Foreign	151,127	100,944	123,356	1,820,807

	¥219,809	¥64,979	¥128,782	$2,648,301

Income taxes:
Current—
Domestic	¥15,391	¥5,254	¥22,854	$185,434
Foreign	42,532	27,468	37,657	512,433

	57,923	32,722	60,511	697,867

Deferred—
Domestic	4,885	(6,272)	(17,008)	58,856
Foreign	1,898	(1,086)	(1,210)	22,867

	6,783	(7,358)	(18,218)	81,723

Total	¥64,706	¥25,364	¥42,293	$779,590

Total income taxes recognized

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Income before income taxes and equity in earnings of affiliated companies	¥64,706	¥25,364	¥42,293	$779,590
Other comprehensive income(loss):
Foreign currency translation adjustments	(493)	(292)	(548)	(5,940)
Net unrealized holding gains(losses) on securities available for sale	1,323	3,980	(10,185)	15,940
Pension liability adjustments	(1,456)	1,843	(3,855)	(17,542)
Net unrealized holding gains(losses) on derivative instruments	(78)	886	(884)	(940)

Total income taxes	¥64,002	¥31,781	¥26,821	$771,108

Temporary differences and tax loss carryforwards

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deffered tax assets:
Allowances provided, not yet recognized for tax	¥3,944	¥3,332	$47,518
Accrued expenses	48,737	43,835	587,193
Property, plant and equipment	13,402	13,289	161,470
Inventories	7,517	8,551	90,566
Net operating loss carryforwards	37,095	51,543	446,928
Research and development expenses	557	690	6,711
Other	24,044	31,536	289,687

Total gross deffered tax assets	135,296	152,776	1,630,073

Less valuation allowance	(36,690)	(49,081)	(442,048)

Total deffered tax assets	¥98,606	¥103,695	$1,188,025

Deffered tax liabilities:
Unrealized holding gains on securities available for sale	¥9,972	¥7,829	$120,145
Deferral of profit from installment sales	27	104	325
Property, plant and equipment	12,917	11,519	155,627
Intangible assets	17,503	17,503	210,880
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	5,092	3,847	61,349

Total deffered tax liabilities	¥45,511	¥40,802	$548,326

Total deffered tax assets	¥53,095	¥62,893	$639,699

Net deferred tax assets and liabilities

			Thousand of
	Millions of yen		U.S. dollars
	2011	2010	2011
Deferred income taxes and other current assets	¥55,953	¥43,390	$674,132
Deferred income taxes and other assets	15,117	36,467	182,133
Deferred income taxes and other current liabilities	(380)	(128)	(4,578)
Deferred income taxes and other liabilities	(17,595)	(16,836)	(211,988)

	¥53,095	¥62,893	$639,699

Differences between the Japanese statutory tax rates and the effective tax rates

	2011	2010	2009
Japanese statutory tax rate	40.8%	40.8%	40.8%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(4.5)	25.2	7.1
Expenses not deductible for tax purposes	1.5	6.8	2.9
Realization of tax benefits on operating losses of subsidiaries	(0.4)	(0.8)	(1.4)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(8.3)	(22.6)	(11.3)
Tax credit for research and development expenses	(1.3)	—	(0.7)
Realization of loss for investment in a subsidiary	—	(10.2)	—
Other, net	1.6	(0.2)	(4.6)

Effective tax rate	29.4%	39.0%	32.8%

Period available to offset future taxable income varies in each tax jurisdiction

Year ending March 31, 2011	Millions of yen
Within 5 years	¥43,415
6 to 20 years	36,632
Indefinite periods	14,550

Total	¥94,597

Rent Expenses (Tables)	12 Months Ended
Mar. 31, 2011
Rent Expenses (Tables) [Abstract]
Future minimum lease payments under non-cancelable operating leases and capital leases

	Millions of yen
	Capital	Operating lease
Year ending March 31	leases	commitments	Total
2012	¥25,474	¥3,240	¥28,714
2013	14,557	2,129	16,686
2014	7,859	1,504	9,363
2015	1,189	1,000	2,189
2016	1,117	613	1,730
Thereafter	159	1,550	1,709

Total minimum lease payments	¥50,355	¥10,036	¥60,391

Less: amounts representing interest	(1,829)

Present value of net minimum capital lease payments	¥48,526

Net Income Attributable to Komatsu Ltd. Per Share (Tables)	12 Months Ended
Mar. 31, 2011
Net Income Attributable to Komatsu Ltd. Per Share (Tables) [Abstract]
Computation of basic and diluted net income attributable to Komatsu Ltd. per share

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net income attributable to Komatsu Ltd.	¥150,752	¥33,559	¥78,797	$1,816,289

	Number of shares
	2011	2010	2009
Weighted average common shares outstanding, less treasury stock	967,803,446	968,013,328	985,585,385
Dilutive effect of:
Stock options	671,477	449,531	731,973

Weighted average diluted common shares outstanding	968,474,923	968,462,859	986,317,358

	Yen			U.S. cents
	2011	2010	2009	2011
Net income attributable to Komatsu Ltd. per share:
Basic	¥155.77	¥34.67	¥79.95	¢ 187.67
Diluted	155.66	34.65	79.89	187.54

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities (Tables) [Abstract]
Accrued Product Warranty

	2011	2010	2011
Balance at beginning of year	¥23,758	¥28,256	$286,241
Addition	27,091	21,149	326,398
Utilization	(21,352)	(25,477)	(257,253)
Other	(966)	(170)	(11,639)

Balance at end of year	¥28,531	¥23,758	$343,747

Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments (Tables) [Abstract]
Notional principal amounts of derivative financial instruments outstanding

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Forwards and options:
Sale of foreign currencies	¥94,504	¥40,209	$1,138,602
Purchase of foreign currencies	87,605	48,809	1,055,482
Option contracts (purchased)	490	949	5,904
Interest rate swaps, cross-currency swaps and interest rate cap agreements	123,424	184,487	1,487,036

Fair value of derivative instruments

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Millions of yen
	2010
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥73	Deferred income taxes and other current liabilities	¥830
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	354	Deferred income taxes and other current liabilities	734
	Deferred income taxes and other assets	99	Deferred income taxes and other liabilities	—

Total		¥526		¥1,564

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	¥90	Deferred income taxes and other current liabilities	¥1,248
Option contracts	Deferred income taxes and other current assets	18	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,730	Deferred income taxes and other current liabilities	915
	Deferred income taxes and other assets	6,989	Deferred income taxes and other liabilities	901

Total		¥8,827		¥3,064

Total Derivative Instruments		¥9,353		¥4,628

	Thousands of U.S. dollars
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated	Location on the consolidated	Estimated	Location on the consolidated	Estimated
as hedging instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$133	Deferred income taxes and other current liabilities	$9,843
	Deferred income taxes and other assets	24	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,518	Deferred income taxes and other current liabilities	5,675
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$1,675		$15,518

	Derivative Assets		Derivative Liabilities
	Location on the consolidated	Estimated	Location on the consolidated	Estimated
Undesignated derivative instruments	Balance Sheets	fair value	Balance Sheets	fair value
Forwards contracts	Deferred income taxes and other current assets	$4,855	Deferred income taxes and other current liabilities	$24,398
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,518
Option contracts	Deferred income taxes and other current assets	84	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	83,940	Deferred income taxes and other current liabilities	4,602
	Deferred income taxes and other assets	42,350	Deferred income taxes and other liabilities	1,868

Total		$131,229		$32,386

Total Derivative Instruments		$132,904		$47,904

Derivative instruments designated as fair value hedging relationships

Millions of yen
2011
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

	Millions of yen
	2010
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

	Millions of yen
	2009
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥7,910	Other income (expenses), net: Other, net	¥(6,958)

Total		¥7,910		¥(6,958)

Thousands of U.S. dollars
2011
	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	recognized in income	recognized in income	recognized in income	recognized in income
	on derivatives	on derivatives	on hedged items	on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2011
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Millions of yen
	2009
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	¥790	Other income (expenses), net: Other, net	¥2,892	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	65	—	—	—	—

Total	¥855		¥2,892		¥—

	Thousands of U.S. dollars
	2011
				Ineffective portion and amount
	Effective portion			excluded from effectiveness testing
	Amount of	Location of	Amount of	Location of	Amount of
	gains (losses)	gains (losses) reclassified	gains (losses) reclassified	gains (losses)	gains (losses)
	recognized in	from accumulated	from accumulated	recognized in income	recognized in income
	OCI on derivatives	OCI into income	OCI into income	on derivatives	on derivatives
Forwards contracts	$86,687	Other income (expenses), net: Other, net	$90,060	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,446	Other income (expenses), net: Other, net	—	—	—

Total	$88,133		$90,060		$—

*	OCI stands for other comprehensive income (loss).

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2011
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Millions of yen
	2009
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	¥846
Option contracts	Other income (expenses), net: Other, net	(7)
Interest rate swaps, cross-currency swap and interest rate cap agreements	Cost of sales	94
	Other income (expenses), net: Other, net	(2,771)

Total		¥(1,838)

	Thousands of U.S. dollars
	2011
	Location of gains (losses) recognized	Amount of gains (losses)
	in income on derivatives	recognized
Forwards contracts	Other income (expenses), net: Other, net	$(17,000)
Option contracts	Other income (expenses), net: Other, net	(109)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(5,482)
	Other income (expenses), net: Other, net	33,928

Total		$11,337

Fair Values of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Fair Values of Financial Instruments (Tables) [Abstract]
Carrying amounts and estimated fair values of financial instruments, including financial instruments not qualifying as hedge

					Thousands of
	Millions of yen				U.S. dollars
	2011		2010		2011
	Carrying	Estimated	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value	amount	fair value
Investment securities, marketable equity securities	¥49,372	¥49,372	¥47,178	¥47,178	$594,843	$594,843
Long-term debt, including current portion	413,760	412,375	462,941	460,916	4,985,060	4,968,373
Derivatives:
Forward and options
Assets	423	423	181	181	5,096	5,096
Liabilities	2,968	2,968	2,078	2,078	35,759	35,759
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	10,608	10,608	9,172	9,172	127,808	127,808
Liabilities	1,008	1,008	2,550	2,550	12,145	12,145

Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair value measurements (Tables) [Abstract]
Assets and liabilities are measured at fair value on recurring basis

	Millions of yen
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥30,219	¥—	¥—	¥30,219
Financial service industry	16,439	—	—	16,439
Other	2,714	—	—	2,714
Derivatives
Forward contracts	—	416	—	416
Option contracts	—	7	—	7
Interest rate swaps, cross currency swap and interest rate cap agreements	—	10,608	—	10,608

Total Assets	¥49,372	¥11,031	¥—	¥60,403

Liabilities
Derivatives
Forward contracts	¥—	¥2,968	¥—	¥2,968
Interest rate swaps, cross currency swap and interest rate cap agreements	—	1,008	—	1,008
Other	—	26,665	859	27,524

Total Liabilities	¥—	¥30,641	¥859	¥31,500

	Millions of yen
At March 31, 2010	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	¥26,147	¥—	¥—	¥26,147
Financial service industry	18,935	—	—	18,935
Other	2,096	—	—	2,096
Derivatives
Forward contracts	—	163	—	163
Option contracts	—	18	—	18
Interest rate swaps, cross currency swap and interest rate cap agreements	—	9,172	—	9,172

Total Assets	¥47,178	¥9,353	¥—	¥56,531

Liabilities
Derivatives
Forward contracts	¥—	¥2,078	¥—	¥2,078
Interest rate swaps, cross currency swap and interest rate cap agreements	—	2,550	—	2,550
Other	—	22,839	2,280	25,119

Total Liabilities	¥—	¥27,467	¥2,280	¥29,747

	Thousands of U.S. dollars
At March 31, 2011	Level 1	Level 2	Level 3	Total
Assets
Investment securities available for sale
Manufacturing industry	$364,084	$—	$—	$364,084
Financial service industry	198,060	—	—	198,060
Other	32,699	—	—	32,699
Derivatives
Forward contracts	—	5,012	—	5,012
Option contracts	—	84	—	84
Interest rate swaps, cross currency swap and interest rate cap agreement	—	127,808	—	127,808

Total Assets	$594,843	$132,904	$—	$727,747

Liabilities
Derivatives
Forward contracts	$—	$35,759	$—	$35,759
Interest rate swaps, cross currency swap and interest rate cap agreement	—	12,145	—	12,145
Other	—	321,265	10,349	331,614

Total Liabilities	$—	$369,169	$10,349	$379,518

Information about changes of Level 3

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Balance at beginning of year	¥(2,280)	¥919	¥3,015	$(27,470)
Total gains or losses (realized/unrealized)	219	1,543	355	2,639
Included in earnings	6	1,605	349	73
Included in other comprehensive income (loss)	213	(62)	6	2,566
Purchases, issuance and settlements	1,202	(4,742)	(2,451)	14,482

Balance at end of year	¥(859)	¥(2,280)	¥919	$(10,349)

Business Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Business Segment Information (Tables) [Abstract]
Operating segments and geographic information

				Thousands of
	Millions of yen			U.S. dollars
Operating segments:	2011	2010	2009	2011
Net sales:
Construction, Mining and Utility Equipment—
External customers	¥1,615,689	¥1,268,575	¥1,744,733	$19,466,132
Intersegment	2,392	2,690	4,653	28,819

Total	1,618,081	1,271,265	1,749,386	19,494,951
Industrial Machinery and Others—
External customers	227,438	162,989	277,010	2,740,217
Intersegment	10,916	15,619	26,389	131,518

Total	238,354	178,608	303,399	2,871,735
Elimination	(13,308)	(18,309)	(31,042)	(160,337)

Consolidated	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Segment profit:
Construction, Mining and Utility Equipment	¥220,830	¥83,061	¥180,455	$2,660,603
Industrial Machinery and Others	20,965	2,998	12,891	252,590

Total segment profit	241,795	86,059	193,346	2,913,193
Corporate expenses and elimination	(6,823)	(5,340)	(4,688)	(82,205)

Total	234,972	80,719	188,658	2,830,988
Impairment loss on long-lived assets	5,142	3,332	16,414	61,952
Impairment loss on goodwill	—	—	2,003	—
Other operating income (expenses)	(6,901)	(10,352)	(18,293)	(83,145)
Operating income	222,929	67,035	151,948	2,685,891
Interest and dividend income	4,493	6,158	8,621	54,133
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Other-net	(1,138)	288	(17,211)	(13,711)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥219,809	¥64,979	¥128,782	$2,648,301

Segment assets:
Construction, Mining and Utility Equipment	¥1,859,004	¥1,682,542	¥1,639,720	$22,397,638
Industrial Machinery and Others	270,736	207,551	254,200	3,261,880
Corporate assets and elimination	19,397	68,962	75,139	233,699

Consolidated	¥2,149,137	¥1,959,055	¥1,969,059	$25,893,217

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,780	¥82,508	¥87,260	$973,253
Industrial Machinery and Others	7,662	7,707	9,981	92,313

Consolidated	¥88,442	¥90,215	¥97,241	$1,065,566

Capital investment:
Construction, Mining and Utility Equipment	¥92,049	¥92,979	¥152,803	$1,109,024
Industrial Machinery and Others	5,689	3,212	9,709	68,542

Consolidated	¥97,738	¥96,191	¥162,512	$1,177,566

Impairment loss on long-lived assets and goodwill included in each segment asset

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥4,969	¥3,063	¥13,998	$59,868
Industrial Machinery and Others	173	269	2,416	2,084

Total	¥5,142	¥3,332	¥16,414	$61,952

Impairment loss on goodwill
Construction, Mining and Utility Equipment	¥—	¥—	¥2,003	$—
Industrial Machinery and Others	—	—	—	—

Total	¥—	¥—	¥2,003	$—

Net sales to customers recognized by sales destination

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥349,184	¥323,813	¥452,172	$4,207,036
The Americas	397,427	323,984	503,450	4,788,277
Europe and CIS	165,418	127,377	284,029	1,992,988
China	428,208	270,870	236,226	5,159,133
Asia (excluding Japan, China) and Oceania	398,366	299,864	335,574	4,799,590
Middle East and Africa	104,524	85,656	210,292	1,259,325

Consolidated net sales	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Net sales recognized by geographic origin and property, plant and equipment

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥641,502	¥498,568	¥831,569	$7,728,939
U.S.A.	391,380	311,170	469,047	4,715,422
Europe and CIS	175,217	141,510	269,139	2,111,048
China	332,581	238,102	174,466	4,007,000
Others	302,447	242,214	277,522	3,643,940

Total	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Property, plant and equipment:
Japan	¥354,797	¥380,592	¥400,554	$4,274,663
U.S.A.	63,972	62,637	68,170	770,747
Europe and CIS	29,868	35,811	28,207	359,855
Others	59,750	46,060	28,531	719,879

Total	¥508,387	¥525,100	¥525,462	$6,125,144

Supplementary Information to Balance Sheets (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Information to Balance Sheets (Tables) [Abstract]
Summary of deferred income taxes and other current assets

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Prepaid expenses	¥4,318	¥3,804	$52,024
Short-term loans receivable:
Affiliated companies	723	2,222	8,711
Other	1,427	914	17,193

Total	¥2,150	¥3,136	$25,904

Deferred income taxes	55,953	43,390	674,132
Other	90,360	62,121	1,088,675

Total	¥152,781	¥112,451	$1,840,735

Summary of deferred income taxes and other current liabilities

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Accrued expenses	¥80,195	¥82,449	$966,205
Deferred income taxes	380	128	4,578
Other	118,693	100,747	1,430,036

Total	¥199,268	¥183,324	$2,400,819

Supplementary Information to Statements of Income (Tables)	12 Months Ended
Mar. 31, 2011
Supplementary Information to Statements of Income (Tables) [Abstract]
Summary of research and development expenses and advertising costs

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Research and development expenses	¥49,005	¥46,449	¥53,736	$590,422
Advertising costs	2,627	2,417	4,678	31,651

Summary of Shipping and handling costs

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Shipping and handling costs	¥37,706	¥25,697	¥46,264	$454,289

Summary of other operating income (expenses), net

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Gain on sale of property	¥2,432	¥1,036	¥630	$29,301
Loss on disposal or sale of fixed assets*	(1,553)	(2,907)	(5,922)	(18,711)
Other*	(7,780)	(8,481)	(13,001)	(93,735)

Total	¥(6,901)	¥(10,352)	¥(18,293)	$(83,145)

Summary of other income (expenses), net

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Interest income-
Installment receivables	¥503	¥1,206	¥1,843	$6,060
Other	2,670	3,785	5,242	32,169
Dividends	1,320	1,167	1,536	15,904
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Net gain (loss) from sale of investment securities	(54)	679	(3,543)	(651)
Exchange gain (loss), net	(4,193)	1,066	(11,802)	(50,518)
Other	3,109	(1,457)	(1,866)	37,458

Total	¥(3,120)	¥(2,056)	¥(23,166)	$(37,590)

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts (Tables) [Abstract]
Valuation And Qualifying Accounts

				Thousands of
	Millions of yen			U.S. dollars
Allowance for doubtful receivables	2011	2010	2009	2011
Balance at beginning of fiscal period	¥14,941	¥15,330	¥11,470	$180,012
Additions
Charged to costs and expenses	5,307	7,457	7,091	63,940
Charged to other accounts	1,068	957	23	12,867
Deductions	5,523	8,803	3,254	66,542

Balance at end of fiscal period	¥15,793	¥14,941	¥15,330	$190,277

				Thousands of
	Millions of yen			U.S. dollars
Valuation allowance for deferred tax assets	2011	2010	2009	2011
Balance at beginning of fiscal period	¥49,081	¥31,420	¥22,435	$591,337
Additions
Charged to costs and expenses	7,596	21,784	19,784	91,518
Charged to other accounts	—	8	587	—
Deductions	19,987	4,131	11,386	240,807

Balance at end of fiscal period	¥36,690	¥49,081	¥31,420	$442,048

Description of Business Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Assets Held under Capital Leases [Member] USD ( $)	Mar. 31, 2011 Assets Held under Capital Leases [Member] JPY ( ¥)	Mar. 31, 2010 Assets Held under Capital Leases [Member] JPY ( ¥)
Aggregate cost of property, plant and equipment and related accumulated amortization
Aggregate cost	$ 13,828,373			¥ 1,147,755,000	¥ 1,157,073,000	$ 1,005,253	¥ 83,436,000	¥ 136,171,000
Accumulated amortization	$ 7,703,229			¥ 639,368,000	¥ 631,973,000	$ 437,723	¥ 36,331,000	¥ 49,512,000
Effective rates of depreciation for buildings, machinery and equipment
Buildings	9.00%	9.00%	9.00%
Machinery and equipment	23.00%	23.00%	25.00%

Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 USD ( $)	Mar. 31, 2011 America [Member]	Mar. 31, 2011 Europe and CIS [Member]	Mar. 31, 2011 China [Member]	Mar. 31, 2011 Asia and Oceania [Member]	Mar. 31, 2011 Middle East and Africa [Member]	Mar. 31, 2011 Building [Member]	Mar. 31, 2011 Machinery And Equipment [Member]
Description of Business Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Textuals) [Abstract]
Total percentage of sales outside Japan	81.10%				21.60%	9.00%	23.20%	21.60%	5.70%
Property Plant And Equipment
Weighted average depreciation periods										24	9
Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
Percentage contribution of Construction, Mining and Utility Equipment in Net Sales	87.70%
Percentage contribution of Industrial Machinery and Others in Net Sales	12.30%
Prevailing exchange rate at the Federal Reserve Bank of New York	¥83 to $1
Variable Interest, Carrying Amount, Assets		¥ 26,020,000	¥ 29,601,000	$ 313,494
Owned Investments in affiliated companies accounted for Equity Method Investment Minimum	20.00%
Owned Investments in affiliated companies accounted for Equity Method Investment Maximum	50.00%
Recognised tax benefit position	greater than 50 percent
Amortization of actuarial net gain or loss included as a component of net periodic pension cost for defined benefit plans	unrecognized net gain or loss exceeds 10 percent of the greater of (1) the projected benefit obligation or (2) the fair value of that plan’s assets
Cash net of withdrawls	$ 478,663	¥ 39,729,000

Supplemental Cash Flow Information (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Additional cash flow information:
Interest paid	$ 76,711	¥ 6,367,000	¥ 8,533,000	¥ 14,403,000
Income taxes paid	556,952	46,227,000	9,797,000	111,508,000
Noncash investing and financing activities:
Capital lease obligations incurred	$ 27,036	¥ 2,244,000	¥ 14,285,000	¥ 29,762,000

Acquisition	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	May 31, 2009 Komatsu Australia Corporate Finance Pty. Ltd. [Member] JPY ( ¥)
Consideration
Cash and cash equivalents						¥ 1,684,000,000
Fair value of total consideration transferred						1,684,000,000
Fair value of Komatsu's equity interest in KACF held before the business combination						696,000,000
Recognized amounts of identifiable assets and liabilities assumed Current assets						34,478,000,000
Property, plant and equipment						15,692,000,000
Intangible assets						2,000,000
Other assets						232,000,000
Total assets acquired						50,404,000,000
Current liabilities						(33,174,000,000)
Long-term liabilities						(13,999,000,000)
Total liabilities assumed						(47,173,000,000)
Net assets acquired						3,231,000,000
Noncontrolling interests						(1,587,000,000)
Goodwill	353,265,000	29,321,000,000	356,265,000	29,570,000,000	28,661,000,000	736,000,000
Consideration total						¥ 2,380,000,000

Acquisition	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2009 Komatsu Australia Corporate Finance Pty. Ltd. [Member]	May 31, 2009 Komatsu Australia Corporate Finance Pty. Ltd. [Member] JPY ( ¥)
Business Acquisition [Line Items]
Fair value of total consideration transferred							¥ 1,684,000,000
Number of additional shares purchased						3,144,898
Total number of shares available for purchase						3,489,796
Increase in company ownership							60.00%
Equity interest							50.00%
Goodwill (Notes 1 and 10)	$ 353,265,000	¥ 29,321,000,000	$ 356,265,000	¥ 29,570,000,000	¥ 28,661,000,000		¥ 736,000,000

Trade Notes and Accounts Receivable (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)
Receivables
Trade notes	$ 1,016,530	¥ 84,372,000		¥ 82,954,000
Accounts receivable	5,555,807	461,132,000		379,680,000
Total	6,572,337	545,504,000		462,634,000
Long-term trade receivables (Notes 4 and 25)	2,208,072	183,270,000		150,972,000
Total trade receivables	8,817,108	731,820,000		613,606,000
Less: allowance	(190,277)	(15,793,000)		(14,941,000)
Net trade receivables	8,626,831	716,027,000		598,665,000
Allowance for Credi losses of financing receivables
Balance at March 31,2010	90,964	7,550,000
Provision	27,433	2,277,000
Charge- offs	(22,349)	(1,855,000)
Other	(6,000)	(498,000)
Balance at March 31,2011	90,048	7,474,000	90,964
Lease receivables
Minimum lease payments receivable	2,526,783	209,723,000		166,983,000
Unearned income	241,385	(20,035,000)		(16,078,000)
Net lease receivables	2,285,398	189,688,000		150,905,000
Components of securitized trade receivables and other assets managed
Total amount of trade receivables that are managed and securitized	8,817,108	731,820,000		635,610,000
Assets transferred	0	0		22,004,000
Total amount of trade receivable on balance sheet	$ 8,817,108	¥ 731,820,000		¥ 613,606,000
Fair value of retained interests related to securitization transactions
Weighted-average life			23 months
Prepayment speed over the life			0.60%
Expected credit losses over the life			5.60%

Trade Notes and Accounts Receivable (Details) [Textuals] In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Trade Notes and Accounts Receivable (Details) [Abstract]
Proceeds from the sale of trade notes and accounts receivable	$ 4,892	¥ 406,000	¥ 13,072,000	¥ 243,495,000
Carrying amount of retained interest	$ 0	¥ 0	¥ 1,378,000

Inventories (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Inventories
Finished products, including finished parts held for sale	$ 3,551,891	¥ 294,807,000	¥ 254,157,000
Work in process	1,628,518	135,167,000	102,096,000
Materials and supplies	528,940	43,902,000	40,163,000
Total	$ 5,709,349	¥ 473,876,000	¥ 396,416,000

Investment Securities (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Investment securities:
Marketable equity securities available for sale, Cost	$ 287,795,000	¥ 23,887,000,000	¥ 24,988,000,000
Marketable equity securities available for sale, Gross unrealized gains	308,422,000	25,599,000,000	22,235,000,000
Marketable equity securities available for sale, Gross unrealized loss	1,373,000	114,000,000	45,000,000
Marketable equity securities available for sale, Fair value	594,844,000	49,372,000,000	47,178,000,000
Other investment securities at cost	138,349,000	11,483,000,000	13,289,000,000
Investment, total	426,144,000	35,370,000,000	38,277,000,000
Investment Securities (Details) (Textuals) [Abstract]
Proceeds from sale of available for sale investment securities	25,687,000	2,132,000,000	1,005,000,000	703,000,000
Net realized gains or losses on impairment or sale of investment securities available for sale	651,000	54,000,000	679,000,000	9,188,000,000
Non Cash gain on investment in Sumco corporation				6,148,000,000
Impairment Losses of investment in Sumco Corporation				5,645,000,000
Gross unrealized holding gain on its investment	$ 27,060,000	¥ 2,246,000,000

Investments in and Advances to Affiliates (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Investments in and Advances to Affiliated Companies
Investments in capital stock	$ 279,590	¥ 23,206,000	¥ 21,688,000
Advances	23,000	1,909,000	2,314,000
Total	302,590	25,115,000	24,002,000
Summarized financial information for affiliated companies
Current assets	1,424,169	118,206,000	107,097,000
Net property, plant and equipment - less accumulated depreciation	482,747	40,068,000	42,207,000
Investments and other assets	333,397	27,672,000	22,246,000
Total assets	2,240,313	185,946,000	171,550,000
Current liabilities	1,053,867	87,471,000	79,894,000
Noncurrent liabilities	468,952	38,923,000	35,156,000
Equity	717,494	59,552,000	56,500,000
Total liabilities and equity	2,240,313	185,946,000	171,550,000
Net sales	2,517,578	208,959,000	168,418,000	205,798,000
Net income	$ 67,494	¥ 5,602,000	¥ 3,229,000	¥ 1,300,000

Investments in and Advances to Affiliated Companies (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Investments in and Advances to Affiliated Companies (Textuals) [Abstract]
Owned Investments in affiliated companies accounted for Equity Method Investment Minimum	20.00%	20.00%
Owned Investments in affiliated companies accounted for Equity Method Investment Maximum	50.00%	50.00%
Dividend received from affiliated companies	$ 5,651	¥ 469,000	¥ 329,000	¥ 869,000
Trade notes and accounts receivables from the affiated companies	208,084	17,271,000	17,838,000
Short-term receivables	8,711	723,000	2,222,000
Trade notes and accounts payable	124,807	10,359,000	10,180,000
Net sales Included Sales to Affiliated Companies	514,133	42,673,000	37,058,000	41,821,000
Unappropriate Retained Earnings Included Share of Undistributed Earnings of Affiliated Companies	$ 137,108	¥ 11,380,000	¥ 9,379,000

Property, Plant and Equipment (Details)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Property, plant and equipment
Land	$ 1,149,506,000	¥ 95,409,000,000	¥ 92,355,000,000
Buildings	4,067,699,000	337,619,000,000	329,554,000,000
Machinery and equipment	8,367,554,000	694,507,000,000	710,511,000,000
Construction in progress	243,614,000	20,220,000,000	24,653,000,000
Total	13,828,373,000	1,147,755,000,000	1,157,073,000,000
Less: accumulated depreciation	(7,703,229,000)	(639,368,000,000)	(631,973,000,000)
Property, plant and equipment- less accumulated depreciation (Notes 1, 8, 9 and 16)	6,125,144,000	508,387,000,000	525,100,000,000	525,462,000,000
Property Plant And Equipment (Textuals) [Abstract]
Recognized damaged loss related to property, plant and equipment		¥ 1,217,000,000

Pledged Assets (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Cash and Cash Equivalents [Member] USD ( $)	Mar. 31, 2011 Cash and Cash Equivalents [Member] JPY ( ¥)	Mar. 31, 2011 Other current assets [Member] USD ( $)	Mar. 31, 2011 Other current assets [Member] JPY ( ¥)	Mar. 31, 2011 Guarantees for debt [Member] USD ( $)	Mar. 31, 2011 Guarantees for debt [Member] JPY ( ¥)
Assets pledged as collateral for long term debt and guarantees for debt
Assets pledged as collateral for long term debt and guarantees for debt	$ 31,036	¥ 2,576,000	$ 24	¥ 2,000	$ 31,012	¥ 2,574,000	$ 31,036	¥ 2,576,000

Goodwill and Other Intangible Assets (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Software [Member] USD ( $)	Mar. 31, 2011 Software [Member] JPY ( ¥)	Mar. 31, 2010 Software [Member] JPY ( ¥)	Mar. 31, 2011 Leasehold [Member] USD ( $)	Mar. 31, 2011 Leasehold [Member] JPY ( ¥)	Mar. 31, 2010 Leasehold [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2010 Other [Member] JPY ( ¥)
Other intangible assets subject to amortization:
Gross carrying amount	$ 873,397	¥ 72,492,000	¥ 73,941,000	$ 402,012	¥ 33,367,000	¥ 34,699,000	$ 107,542	¥ 8,926,000	¥ 9,076,000	$ 363,843	¥ 30,199,000	¥ 30,166,000
Accumulated amortization	(379,614)	(31,508,000)	(24,909,000)	(211,217)	(17,531,000)	(13,280,000)	(19,096)	(1,585,000)	(1,586,000)	(149,301)	(12,392,000)	(10,043,000)
Net carrying amount	493,783	40,984,000	49,032,000	190,795	15,836,000	21,419,000	88,446	7,341,000	7,490,000	214,542	17,807,000	20,123,000
Other intangible assets not subject to amortization	156,470	12,987,000	12,697,000
Total other intangible assets	$ 650,253	¥ 53,971,000	¥ 61,729,000

Goodwill and Other Intangible Assets (Details 1) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Amortization expense of other intangible assets
2012	¥ 7,891
2013	6,702
2014	4,723
2015	3,461
2016	¥ 2,167

Goodwill and Other Intangible Assets (Details 2) In Thousands	12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ( $)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] USD ( $)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] USD ( $)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] USD ( $)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2009 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2011 Customer Relationships [Member] JPY ( ¥)	Mar. 31, 2008 Customer Relationships [Member] USD ( $)	Mar. 31, 2011 Unpatented Technology [Member] JPY ( ¥)	Mar. 31, 2008 Unpatented Technology [Member] USD ( $)
Changes in carrying amounts of goodwill
Goodwill	$ 458,313	¥ 38,040,000	¥ 38,289,000	¥ 37,380,000	$ 461,313	$ 290,337	¥ 24,098,000	¥ 24,346,000	$ 293,325	¥ 23,437,000	$ 167,976	¥ 13,942,000	$ 167,988	¥ 13,943,000	¥ 13,943,000
Accumulated impairment losses	(105,048)	(8,719,000)	(8,719,000)	(8,719,000)	(105,048)	(98,542)	(8,179,000)	(8,179,000)	(98,542)	(8,179,000)	(6,506)	(540,000)	(6,506)	(540,000)	(540,000)
Goodwill (Notes 1 and 10)	353,265	29,321,000	29,570,000	28,661,000	356,265	191,795	15,919,000	16,167,000	194,783	15,258,000	161,470	13,402,000	161,482	13,403,000	13,403,000
Goodwill acquired during the year	6,964	578,000	736,000			6,964	578,000	736,000
Foreign exchange impact	9,964	(827,000)	173,000			(9,952)	(826,000)	173,000			(12)	(1,000)
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Net carrying amount	493,783	40,984,000	49,032,000													11,801,000	142,181	3,770,000	45,422
Additional Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization expense of other intangible assets subject to amortization	$ 98,181	¥ 8,149,000	¥ 8,633,000	¥ 12,611,000

Goodwill and Other Intangible Assets (Details 3) In Thousands	12 Months Ended
	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ( $)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY ( ¥)
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Impairment loss on goodwill	¥ 2,003,000	$ 33,060	¥ 2,744,000	¥ 2,003,000

Short-Term and Long-Term Debt (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Short-term debt
Banks, insurance companies and other financial institutions	$ 1,569,976	¥ 130,308,000	¥ 92,438,000
Commercial paper	0	0	31,000,000
Short-term debt	$ 1,569,976	¥ 130,308,000	¥ 123,438,000

Short-Term and Long-Term Debt (Details 1) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions,[Member] USD ( $)	Mar. 31, 2010 Banks, insurance companies and other financial institutions,[Member] JPY ( ¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member] USD ( $)	Mar. 31, 2011 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member] JPY ( ¥)	Mar. 31, 2010 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member] JPY ( ¥)	Mar. 31, 2011 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member] USD ( $)	Mar. 31, 2011 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member] JPY ( ¥)	Mar. 31, 2010 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member] JPY ( ¥)	Mar. 31, 2011 1.66% Unsecured Bonds due 2012 USD ( $)	Mar. 31, 2011 1.66% Unsecured Bonds due 2012 JPY ( ¥)	Mar. 31, 2010 1.66% Unsecured Bonds due 2012 JPY ( ¥)	Mar. 31, 2011 0.85% Unsecured Bonds due 2012 USD ( $)	Mar. 31, 2011 0.85% Unsecured Bonds due 2012 JPY ( ¥)	Mar. 31, 2010 0.85% Unsecured Bonds due 2012 JPY ( ¥)	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 [Member] USD ( $)	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 [Member] JPY ( ¥)	Mar. 31, 2010 1.53% Unsecured Bonds due 2013 [Member] JPY ( ¥)	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 [Member] USD ( $)	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 [Member] JPY ( ¥)	Mar. 31, 2010 1.19% Unsecured Bonds due 2014 [Member] JPY ( ¥)	Mar. 31, 2011 Capital lease obligations (Note 16) USD ( $)	Mar. 31, 2011 Capital lease obligations (Note 16) JPY ( ¥)	Mar. 31, 2010 Capital lease obligations (Note 16) JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2010 Other [Member] JPY ( ¥)
Long-term debt
Total	$ 4,985,060	¥ 413,760,000	¥ 462,941,000	$ 0	¥ 50,000	$ 2,621,132	¥ 217,554,000	¥ 228,311,000	$ 664,663	¥ 55,167,000	¥ 68,142,000	$ 240,964	¥ 20,000,000	¥ 20,000,000	$ 120,482	¥ 10,000,000	¥ 10,000,000	$ 361,446	¥ 30,000,000	¥ 30,000,000	$ 361,446	¥ 30,000,000	¥ 30,000,000	$ 584,650	¥ 48,526,000	¥ 72,951,000	$ 30,277	¥ 2,513,000	¥ 3,487,000
Less: current maturities	(1,477,205)	(122,608,000)	(105,956,000)
Long-term debt	$ 3,507,855	¥ 291,152,000	¥ 356,985,000

Short-Term and Long-Term Debt (Details 2) (JPY ¥) In Millions	Mar. 31, 2011
Maturities of long-term debt
2012	¥ 115,699
2013	121,955
2014	93,510
2015	55,526
2016	18,264
2017 and thereafter	484
Total	¥ 405,438

Short-Term and Long-Term Debt (Details Textual)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2011 Euro Medium Term Notes Maturing Serially Through 2010 To 2013 [Member] USD ( $)	Mar. 31, 2011 Euro Medium Term Notes Maturing Serially Through 2010 To 2013 [Member] JPY ( ¥)	Mar. 31, 2010 Euro Medium Term Notes Maturing Serially Through 2010 To 2013 [Member] JPY ( ¥)	Mar. 31, 2011 Banks, insurance companies and other financial institutions, maturing serially through 2011-2025, weighted-average rate 3.3% [Member]	Mar. 31, 2011 Euro Medium-Term Notes maturing serially through 2010-2015, weighted-average rate 1.0% [Member]	Mar. 31, 2011 1.66% Unsecured Bonds due 2012	Mar. 31, 2011 0.85% Unsecured Bonds due 2012	Mar. 31, 2011 1.53% Unsecured Bonds due 2013 [Member]	Mar. 31, 2011 1.19% Unsecured Bonds due 2014 [Member]	Mar. 31, 2011 Commercial Paper [Member] USD ( $)	Mar. 31, 2011 Commercial Paper [Member] JPY ( ¥)
Short-Term and Long-Term Debt (Textuals) [ Abstract]
Euro Medium-Term Note Program				$ 1,000,000,000
Increased amount of Euro Medium-Term Note Program				1,200,000,000
Issued Euro Medium-Term Note				173,819,000	14,427,000,000	25,856,000,000
Interest rate on debt							3.30%	1.00%	1.66%	0.85%	1.53%	1.19%
Line of Credit Facility (Textuals) [Abstract]
Committed to credit lines totaling/commercial paper program		42,660,000,000	513,976,000										1,445,783,000	120,000,000,000
Unused committed to credit lines totaling/commercial paper program		17,562,000,000	211,590,000										1,445,783,000	120,000,000,000
Additional Short-Term and Long-Term Debt (Textuals) [Abstract]
Weighted-average annual interest rates to short-term debt outstanding	3.70%	3.70%	1.90%
Maximum borrowing capacity under program to issue variable term bonds	1,204,819,000	100,000,000,000
Market value adjustments related to long term debt	$ 100,265,000	¥ 8,322,000,000

Liability for Pension and Other Retirement Benefits (Details)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] USD ( $)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2010 Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2009 Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2010 Pension Plans, Defined Benefit [Member] USD ( $)
Change in benefit obligation:
Benefit obligation, beginning of year				$ 1,618,795,000	¥ 134,360,000,000	¥ 137,452,000,000	¥ 139,569,000,000	$ 1,656,048,000
Service cost - Benefit earned during the year				79,880,000	6,630,000,000	7,224,000,000	8,460,000,000
Interest cost on projected benefit obligation				43,193,000	3,585,000,000	3,745,000,000	3,885,000,000
Actuarial loss				22,337,000	1,854,000,000	4,048,000,000
Plan participants' contributions				663,000	55,000,000	49,000,000
Acquisition				1,506,000	125,000,000
Plan amendment						208,000,000
Benefits paid				(162,711,000)	(13,505,000,000)	(17,446,000,000)
Foreign currency exchange rate change				(22,121,000)	(1,836,000,000)	55,000,000
Benefit obligation, end of year				1,618,795,000	134,360,000,000	137,452,000,000	139,569,000,000	1,656,048,000
Change in plan assets:
Fair value of plan assets, beginning of year				1,137,386,000	94,403,000,000	88,252,000,000
Actual return on plan assets				3,024,000	251,000,000	10,329,000,000
Employer contributions				88,169,000	7,318,000,000	6,465,000,000
Plan participants' contributions				663,000	55,000,000	49,000,000
Acquisition				663,000	55,000,000
Benefits paid				(100,976,000)	(8,381,000,000)	(10,788,000,000)
Foreign currency exchange rate change				(16,989,000)	(1,410,000,000)	96,000,000
Fair value of plan assets, end of year				1,111,940,000	92,291,000,000	94,403,000,000	88,252,000,000
Funded status, end of year				(506,855,000)	(42,069,000,000)	(43,049,000,000)
Prepaid benefit cost				24,096,000	2,000,000,000	22,000,000
Other current liability				(590,000)	(49,000,000)	(89,000,000)
Accrued benefit liability	578,639,000	48,027,000,000	46,354,000,000	(530,361,000)	(44,020,000,000)	(42,982,000,000)
Total				(506,855,000)	(42,069,000,000)	(43,049,000,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				444,843,000	36,922,000,000	34,979,000,000
Prior service cost				17,964,000	1,491,000,000	1,370,000,000
Total				$ 462,807,000	¥ 38,413,000,000	¥ 36,349,000,000

Liability for Pension and Other Retirement Benefits (Details 1) (Pension Plans, Defined Benefit [Member]) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	$ 1,319,952	¥ 109,556,000	¥ 119,363,000
Plan assets	881,578	73,171,000	82,806,000
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	1,521,771	126,307,000	134,348,000
Plan assets	$ 990,819	¥ 82,238,000	¥ 91,255,000

Liability for Pension and Other Retirement Benefits (Details 2) (Pension Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Components of net periodic pension costs
Service cost - Benefits earned during the year	$ 79,880	¥ 6,630,000	¥ 7,224,000	¥ 8,460,000
Interest cost on projected benefit obligation	43,193	3,585,000	3,745,000	3,885,000
Expected return on plan assets	(35,675)	(2,961,000)	(2,452,000)	(3,029,000)
Amortization of actuarial loss	27,530	2,285,000	2,478,000	1,622,000
Amortization of prior service cost	2,735	227,000	179,000	535,000
Curtailment and settlement loss (gain)	(145)	(12,000)	(28,000)	475,000
Net periodic cost	$ 117,518	¥ 9,754,000	¥ 11,146,000	¥ 11,948,000

Liability for Pension and Other Retirement Benefits (Details 3) (Pension Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Other changes in plan assets and benefit obligations
Current year actuarial loss (gain)	$ 50,795	¥ 4,216,000	¥ (3,829,000)
Amortization of actuarial loss	(27,386)	(2,273,000)	(2,450,000)
Current year prior service cost	4,193	348,000	208,000
Amortization of prior service cost	(2,735)	(227,000)	(179,000)
Total	$ 24,867	¥ 2,064,000	¥ (6,250,000)

Liability for Pension and Other Retirement Benefits (Details 4) (Pension Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Amortized estimated actuarial loss and prior service cost from accumulated other comprehensive income loss into net periodic cost over the next fiscal year
Actuarial loss	$ 29,398	¥ 2,440,000
Prior service cost	$ 2,277	¥ 189,000

Liability for Pension and Other Retirement Benefits (Details 5)	Mar. 31, 2011	Mar. 31, 2010
Domestic plans [Member]
Weighted-average assumptions for benefit obligations
Discount rate	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.90%	3.80%
Assumed rate of increase in future compensation levels	2.60%	2.60%
Foreign plans [Member]
Weighted-average assumptions for benefit obligations
Discount rate	6.00%	6.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	0.00%	0.00%
Assumed rate of increase in future compensation levels	4.60%	4.40%

Liability for Pension and Other Retirement Benefits (Details 6)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic plans [Member]
Weighted-average assumptions for net periodic benefit cost
Discount rate	2.00%	2.00%	2.00%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.80%	3.90%	3.90%
Assumed rate of increase in future compensation levels	2.60%	2.40%	2.00%
Expected long-term rate of return on plan assets	1.90%	1.90%	1.90%
Foreign plans [Member]
Weighted-average assumptions for net periodic benefit cost
Discount rate	6.00%	6.90%	6.70%
Assumed rate of increase in future compensation levels (Point-based benefit system)	0.00%	0.00%	0.00%
Assumed rate of increase in future compensation levels	4.40%	4.10%	4.40%
Expected long-term rate of return on plan assets	7.20%	7.60%	7.50%

Liability for Pension and Other Retirement Benefits (Details 7) (Pension Plans, Defined Benefit [Member]) In Thousands	Mar. 31, 2011 Level 1 [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Cash [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Japanese Equity Securities [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Corporate Bonds [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Life insurance company general accounts [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Life insurance company general accounts [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Other [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Cash [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Japanese Equity Securities [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Life insurance company general accounts [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Life insurance company general accounts [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Life insurance company general accounts [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Other [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] USD ( $)	Mar. 31, 2011 Level 3 [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Cash [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Japanese Equity Securities [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Corporate Bonds [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Life insurance company general accounts [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Life insurance company general accounts [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Other [Member] USD ( $)	Mar. 31, 2011 Level 3 [Member] Other [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Other [Member] JPY ( ¥)	Mar. 31, 2011 Cash [Member] USD ( $)	Mar. 31, 2011 Cash [Member] JPY ( ¥)	Mar. 31, 2010 Cash [Member] JPY ( ¥)	Mar. 31, 2011 Japanese Equity Securities [Member] USD ( $)	Mar. 31, 2011 Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Japanese Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2011 Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2010 Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Corporate Bonds [Member] USD ( $)	Mar. 31, 2011 Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2010 Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Life insurance company general accounts [Member] USD ( $)	Mar. 31, 2011 Life insurance company general accounts [Member] JPY ( ¥)	Mar. 31, 2010 Life insurance company general accounts [Member] JPY ( ¥)	Mar. 31, 2011 Other [Member] USD ( $)	Mar. 31, 2011 Other [Member] JPY ( ¥)	Mar. 31, 2010 Other [Member] JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Fair values of benefit plan assets
Plan assets	$ 580,687	¥ 48,197,000	¥ 58,399,000	$ 58,097	¥ 4,822,000	¥ 4,486,000	$ 91,193	¥ 7,569,000	¥ 13,730,000	$ 183,409	¥ 15,223,000	¥ 17,358,000	$ 51,229	¥ 4,252,000	¥ 2,650,000	$ 196,301	¥ 16,293,000	¥ 20,030,000	$ 0	¥ 0	$ 0	¥ 0	$ 458	¥ 38,000	¥ 145,000	$ 525,880	¥ 43,648,000	¥ 35,581,000	$ 0	¥ 0	$ 4,651	¥ 386,000	¥ 0	$ 52,711	¥ 4,375,000	¥ 0	$ 6,879	¥ 571,000	¥ 0	$ 44,651	¥ 3,706,000	¥ 1,245,000	$ 60,543	¥ 5,025,000	¥ 4,698,000	$ 348,578	¥ 28,932,000	¥ 29,638,000	$ 7,867	¥ 653,000	¥ 0	$ 5,373	¥ 446,000	¥ 423,000	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 5,373	¥ 446,000	¥ 423,000	$ 58,097	¥ 4,822,000	¥ 4,486,000	$ 95,844	¥ 7,955,000	¥ 13,730,000	$ 236,120	¥ 19,598,000	¥ 17,358,000	$ 58,108	¥ 4,823,000	¥ 2,650,000	$ 240,952	¥ 19,999,000	¥ 21,275,000	$ 60,543	¥ 5,025,000	¥ 4,698,000	$ 348,578	¥ 28,932,000	¥ 29,638,000	$ 13,698	¥ 1,137,000	¥ 568,000	$ 1,111,940	¥ 92,291,000	$ 1,137,386	¥ 94,403,000	¥ 88,252,000

Liability for Pension and Other Retirement Benefits (Details 8) (Pension Plans, Defined Benefit [Member], JPY ¥) In Millions	Mar. 31, 2011
Pension Plans, Defined Benefit [Member]
Estimated future benefit payments
2012	¥ 13,482
2013	11,477
2014	7,605
2015	8,495
2016	9,323
Through 2017-2021	¥ 41,663

Liability for Pension and Other Retirement Benefits (Details 9)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member] USD ( $)	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2009 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY ( ¥)
Change in accumulated postretirement benefit obligation:
Accumulated postretirement benefit obligation, beginning of year				$ 113,446,000	¥ 9,416,000,000	¥ 9,069,000,000
Service cost - Benefit earned during the year				2,735,000	227,000,000	231,000,000	311,000,000
Interest cost on projected benefit obligation				5,446,000	452,000,000	528,000,000	575,000,000
Actuarial loss				(1,615,000)	(134,000,000)	979,000,000
Curtailment						(456,000,000)
Plan participants' contributions				24,000	2,000,000	2,000,000
Medicare Part D				663,000	55,000,000	68,000,000
Benefits paid				(8,771,000)	(728,000,000)	(659,000,000)
Foreign currency exchange rate change				(11,820,000)	(981,000,000)	(346,000,000)
Benefit obligation, end of year				100,108,000	8,309,000,000	9,416,000,000	9,069,000,000
Change in plan assets:
Fair value of plan assets, beginning of year				74,120,000	6,152,000,000	6,579,000,000
Actual return on plan assets				5,108,000	424,000,000	1,156,000,000
Employer contributions				8,747,000	726,000,000	657,000,000
Plan participants' contributions				24,000	2,000,000	2,000,000
Benefits paid				(15,698,000)	(1,303,000,000)	(1,894,000,000)
Foreign currency exchange rate change				(7,831,000)	(650,000,000)	(348,000,000)
Fair value of plan assets, end of year				64,470,000	5,351,000,000	6,152,000,000	6,579,000,000
Funded status, end of year				(35,638,000)	(2,958,000,000)	(3,264,000,000)
Prepaid benefit cost				8,663,000	719,000,000	700,000,000
Other current liability				(458,000)	(38,000,000)	(38,000,000)
Accrued benefit liability	578,639,000	48,027,000,000	46,354,000,000	(43,843,000)	(3,639,000,000)	(3,926,000,000)
Total				(35,638,000)	(2,958,000,000)	(3,264,000,000)
Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss				36,747,000	3,050,000,000	3,502,000,000
Prior service cost				6,639,000	551,000,000	616,000,000
Total				$ 43,386,000	¥ 3,601,000,000	¥ 4,118,000,000

Liability for Pension and Other Retirement Benefits (Details 10) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Net periodic postretirement benefit cost
Service cost - Benefit earned during the year	$ 2,735	¥ 227,000	¥ 231,000	¥ 311,000
Interest cost on projected benefit obligation	5,446	452,000	528,000	575,000
Expected return on plan assets	(3,639)	(302,000)	(324,000)	(400,000)
Amortization of actuarial loss	2,362	196,000	250,000	201,000
Amortization of prior service cost	783	65,000	70,000	128,000
Curtailment and settlement loss gain	0	0	(116,000)
Net periodic cost	$ 7,687	¥ 638,000	¥ 639,000	¥ 815,000

Liability For Pension and Other Retirement Benefits (Details 11) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Other changes in plan assets and accumulated postretirement benefit obligations
Current year actuarial loss (gain)	$ (3,084)	¥ (256,000)	¥ (309,000)
Amortization of actuarial loss	(2,362)	(196,000)	(134,000)
Current year prior service cost	0	0	0
Amortization of prior service cost	(783)	(65,000)	(70,000)
Total	$ (6,229)	¥ (517,000)	¥ (513,000)

Liability For Pension and Other Retirement Benefits (Details 12) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)
Amortized estimated actuarial loss and prior service cost from accumulated other comprehensive income loss into net periodic cost over the next fiscal year
Actuarial loss	$ 2,096	¥ 174,000
Prior service cost	$ 783	¥ 65,000

Liability for Pension and Other Retirement Benefits (Details 13) (Other Postretirement Benefit Plans, Defined Benefit [Member])	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010
Weighted-average assumptions used to determine accumulated postretirement benefit obligations
Discount rate	5.60%			5.40%
Assumed rate of increase in future compensation levels	4.00%			4.00%
Current healthcare cost trend rate	7.90%			7.80%
Ultimate healthcare cost trend rate	4.80%			4.80%
Number of years to ultimate healthcare cost trend rate	5			7
Weighted average assumptions used to determine net periodic postretirement benefit cost
Discount rate	5.40%	6.40%	5.90%
Assumed rate of increase in future compensation levels	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	5.60%	5.50%	5.50%
Current healthcare cost trend rate	7.80%	7.80%	7.70%
Ultimate healthcare cost trend rate	4.80%	4.80%	4.80%
Number of years to ultimate healthcare cost trend rate	7 years	7 years	6 years

Liability for Pension and Other Retirement Benefits (Details 14) (Other Postretirement Benefit Plans, Defined Benefit [Member]) In Thousands	Mar. 31, 2011 Level 1 [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Cash [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Corporate Bonds [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Cash [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] USD ( $)	Mar. 31, 2011 Level 2 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Cash [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Cash [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Corporate Bonds [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 Cash [Member] USD ( $)	Mar. 31, 2011 Cash [Member] JPY ( ¥)	Mar. 31, 2010 Cash [Member] JPY ( ¥)	Mar. 31, 2011 Foreign Equity Securities [Member] USD ( $)	Mar. 31, 2011 Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Equity Securities [Member] JPY ( ¥)	Mar. 31, 2011 Equity Pooled Funds [Member] USD ( $)	Mar. 31, 2011 Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2010 Equity Pooled Funds [Member] JPY ( ¥)	Mar. 31, 2011 Government bonds and municipal bonds [Member] USD ( $)	Mar. 31, 2011 Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2010 Government bonds and municipal bonds [Member] JPY ( ¥)	Mar. 31, 2011 Corporate Bonds [Member] USD ( $)	Mar. 31, 2011 Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2010 Corporate Bonds [Member] JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Fair values of postretirement benefit plan assets
Total	$ 24,506	¥ 2,034,000	¥ 2,227,000	$ 3,410	¥ 283,000	¥ 155,000	$ 7,831	¥ 650,000	¥ 959,000	$ 13,265	¥ 1,101,000	¥ 1,113,000	$ 0	¥ 0	$ 0	¥ 0	$ 39,964	¥ 3,317,000	¥ 3,925,000	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 27,422	¥ 2,276,000	¥ 2,936,000	$ 12,542	¥ 1,041,000	¥ 989,000	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 0	¥ 0	$ 3,410	¥ 283,000	¥ 155,000	$ 7,831	¥ 650,000	¥ 959,000	$ 13,265	¥ 1,101,000	¥ 1,113,000	$ 27,422	¥ 2,276,000	¥ 2,936,000	$ 12,542	¥ 1,041,000	¥ 989,000	$ 64,470	¥ 5,351,000	$ 74,120	¥ 6,152,000	¥ 6,579,000

Liability for Pension and Other Retirement Benefits (Details 15) (Other Postretirement Benefit Plans, Defined Benefit [Member], JPY ¥) In Millions	Mar. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
Estimated future benefit payments
2012	¥ 679
2013	702
2014	724
2015	738
2016	759
Through 2017-2021	¥ 4,132

Liability for Pension and Other Retirement Benefits (Details Textuals)	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 Level 3 [Member] Pension Plans, Defined Benefit [Member] USD ( $)	Mar. 31, 2011 Level 3 [Member] Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] USD ( $)	Mar. 31, 2010 Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] JPY ( ¥)	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] Japanese Bonds [Member]	Mar. 31, 2011 Pension Plans, Defined Benefit [Member] Foreign Bonds [Member]	Mar. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member] JPY ( ¥)
Liability for Pension and Other Retirement Benefits (Textuals) [Abstract]
Percentage of employee benefits payable as pension					60.00%
Mandatory retirement age					60 years
Accumulated benefit obligations for defined benefit plans					$ 1,514,976,000	¥ 130,571,000,000	¥ 125,743,000,000
Plan assets, invested in equity securities					35.00%					35.00%
Plan assets, invested in debt securities					30.00%					65.00%
Plan assets, invested in other investment assets					35.00%
Common stock of Company included in Plan assets	494,000					48,000,000	41,000,000
Percentage of common stock of company included in plan assets					0.07%	0.08%
Government bonds and municipal bonds								50.00%	50.00%
Investment trusts hold by foreign subsidiaries		5,373,000	446,000,000	423,000,000
Expected contribution in next fiscal year							¥ 4,622,000,000			¥ 39,000,000

Komatsu Ltd. Shareholders' Equity [Details]	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2009
Stock option activity
Outstanding at beginning of year, Number of shares	3,333,000	3,333,000	2,891,000	2,891,000	2,844,000
Outstanding at beginning of year, Weighted average exercise price	$ 24.71	¥ 2,051		¥ 2,022	¥ 1,784
Granted, Number of Shares	76,800	76,800	642,000	642,000	463,000
Granted, Weighted average exercise price		¥ 1	$ 0.01	¥ 1,729	¥ 2,499
Exercised, Number of Shares	(174,000)	(174,000)	(200,000)	(200,000)	(416,000)
Exercised, Weighted average exercise price		¥ 1,238	$ 14.92	¥ 595	¥ 926
Outstanding at end of year, Number of shares	3,235,800	3,235,800	3,333,000	3,333,000
Outstanding at end of year, Weighted average exercise price	$ 24.66	¥ 2,047	$ 24.71	¥ 2,051	¥ 2,022
Exercisable at end of year, Number of Shares	3,159,000	3,159,000	2,691,000	2,691,000		2,428,000
Exercisable at end of year, Weighted average exercise price	$ 25.25	¥ 2,096		¥ 2,128	¥ 1,931

Komatsu Ltd. Shareholders' Equity [Details 1] In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Range One [Member] JPY ( ¥)	Mar. 31, 2011 Range One [Member] USD ( $)	Mar. 31, 2011 Range Two [Member] JPY ( ¥)	Mar. 31, 2011 Range Two [Member] USD ( $)	Mar. 31, 2011 Range Three [Member] JPY ( ¥)	Mar. 31, 2011 Range Three [Member] USD ( $)	Mar. 31, 2011 Range Four [Member] JPY ( ¥)	Mar. 31, 2011 Range Four [Member] USD ( $)	Mar. 31, 2011 Range Five [Member] JPY ( ¥)	Mar. 31, 2011 Range Five [Member] USD ( $)
Options outstanding and options exercisable
Exercise Prices, Lower Range		¥ 1			¥ 1		¥ 651		¥ 901		¥ 1,351		¥ 2,326
Exercise Prices, Upper Range		¥ 3,700			¥ 650		¥ 900		¥ 1,350		¥ 2,325		¥ 3,700
Options Outstanding, Number of shares	3,235,800	3,235,800				76,800		300,000		575,000		1,259,000		1,025,000
Options Outstanding, Weighted average exercise price	$ 24.66	¥ 2,047			¥ 1	$ 0.01	¥ 673	$ 8.11	¥ 1,126	$ 13.57	¥ 2,032	$ 24.48	¥ 3,136	$ 37.78
Options Outstanding, Intrinsic value	$ 36,000	¥ 2,988,000			¥ 216,000	$ 2,602	¥ 646,000	$ 7,783	¥ 977,000	$ 11,771	¥ 998,000	$ 12,025	¥ 151,000	$ 1,819
Options Outstanding, Weighted average remaining contractual life	4.1	4.1				7.3		1.3		2.3		4.8		4.9
Options Exercisable, Number of shares	3,159,000	3,159,000				0		330,000		575,000		1,259,000		1,025,000
Options Exercisable, Weighted average exercise price	$ 25.25	¥ 2,096			¥ 0	$ 0	¥ 673	$ 8.11	¥ 1,126	$ 13.57	¥ 2,032	$ 24.48	¥ 3,136	$ 37.78
Options Exercisable, Intrinsic value	$ 33,398	¥ 2,772,000			¥ 0	$ 0	¥ 646,000	$ 7,783	¥ 977,000	$ 11,771	¥ 998,000	$ 12,025	¥ 151,000	$ 1,819
Options Exercisable, Weighted average remaining contractual life	4.1	4.1				0		1.3		2.3		4.8		4.9
Risk-free rate of the share option
Grant-date fair value	$ 21.51	¥ 1,785	¥ 643	¥ 813
Expected term in Years	5	5	7	7
Risk-free rate, minimum	0.0013	0.0013	0.0017	0.006
Risk-free rate, maximum	0.0111	0.0111	0.0135	0.0148
Expected volatility	54.00%	54.00%	44.00%	39.00%
Expected dividend yield	0.96%	0.96%	2.07%	1.32%

Komatsu Ltd. Shareholders' Equity (Details 2)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Year 1 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.13%	0.17%	0.60%
Year 2 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.14%	0.24%	0.71%
Year 3 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.18%	0.32%	0.82%
Year 4 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.25%	0.48%	0.94%
Year 5 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.36%	0.63%	1.02%
Year 6 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.47%	0.74%	1.07%
Year 7 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.59%	0.88%	1.07%
Year 8 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.76%	1.03%	1.16%
Year 9 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	0.94%	1.19%	1.33%
Year 10 [Member]
Interest Rate Corresponding To Discount Periods Is Applied To Risk Free Rate
Risk-free rate	1.11%	1.35%	1.48%

Komatsu Ltd. Shareholders' Equity (Details Textuals) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Sep. 01, 2010	Sep. 01, 2009	Mar. 31, 2008 JPY ( ¥)
Komatsu Ltd Shareholders Equity (Textuals) [Abstract]
Increase in capital surplus incase of applying certain US practices	$ 1,243,241	¥ 103,189,000
Affiliated companies owned number of shares	1,104,600	1,104,600	1,094,600	1,094,600
Percentage of affiliated companies owned shares	0.11%	0.11%	0.11%	0.11%
Acts provision for Retained Earnings Appropriated for Legal Reserve	amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock	amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock
Total shareholder equity	11,719,036	972,680,000	1,056,843	876,799,000	848,334,000			917,365,000
Shareholder equity available for dividend under the act	3,551,060	294,738,000
Payment Of Cash Dividend	233,361	19,369,000
Number of share acquisition rights issued to employees	768	768	642	642	463
Number of shares to be issued for One stock Acquisition Right	100	100	1,000	1,000
Compensation expense recorded in selling, general and administrative under fair value method	1,651	137,000		413,000	376,000
Compensation expense after tax	976	81,000		246,000	224,000
Intrinsic values of options exercised	$ 2,398	¥ 199,000		¥ 153,000	¥ 722,000
Percentage of Option vest on grant date	100.00%	100.00%				100.00%	100.00%
Multiplying factor for Purchase Price			1.05	1.05
Deferred Compensation Arrangement with Individual, Exercise Price		¥ 1

Other Comprehensive Income (Loss) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity USD ( $)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity JPY ( ¥)	Mar. 31, 2010 Total Komatsu Ltd. shareholders' equity JPY ( ¥)	Mar. 31, 2009 Total Komatsu Ltd. shareholders' equity JPY ( ¥)
Each component of accumulated other comprehensive income (loss)
Foreign currency translation adjustments, Beginning Balance					$ (1,024,771)	¥ (85,056,000)	¥ (84,152,000)	¥ (34,457,000)
Foreign currency translation adjustments	(476,254)	(39,529,000)	993,000	(54,028,000)	(448,639)	(37,237,000)	(904,000)	(49,695,000)
Foreign currency translation adjustments, Ending Balance					(1,473,326)	(122,286,000)	(85,056,000)	(84,152,000)
Net unrealized holding gains on securities available for sale Net increase (decrease)	23,831	1,978,000	5,480,000	(16,086,000)	23,831	1,978,000	5,480,000	(16,090,000)
Net unrealized holding gains on securities available for sale, Beginning Balance					170,193	14,126,000	8,646,000	24,736,000
Net unrealized holding gains on securities available for sale, Ending Balance					194,024	16,104,000	14,126,000	8,646,000
Pension liability adjustments, Beginning Balance					(292,952)	(24,315,000)	(29,235,000)	(19,208,000)
Pension liability adjustments	(1,095)	(91,000)	4,922,000	(10,028,000)	(1,095)	(91,000)	4,920,000	(10,027,000)
Pension liability adjustments, Ending Balance					(294,047)	(24,406,000)	(24,315,000)	(29,235,000)
Net unrealized holding gains (losses) on derivative instruments, Beginning Balance					(4,687)	(389,000)	(1,003,000)	150,000
Net unrealized holding gains(losses) on derivative instruments Net increase (decrease)	(313)	(26,000)	1,339,000	(1,153,000)	(988)	(82,000)	614,000	(1,153,000)
Net unrealized holding gains (losses) on derivative instruments, Ending Balance					(5,675)	(471,000)	(389,000)	(1,003,000)
Total accumulated other comprehensive loss, Beginning Balance		(95,634,000)			(1,152,217)	(95,634,000)	(105,744,000)	(28,779,000)
Other comprehensive income (loss) for the year, net of tax					(426,807)	(35,425,000)	10,110,000	(76,965,000)
Total accumulated other comprehensive loss, Ending Balance	$ (1,579,024)	¥ (131,059,000)	¥ (95,634,000)		$ (1,579,024)	¥ 131,059,000	¥ (95,634,000)	¥ (105,744,000)

Other Comprehensive Income (Loss) (Details 1) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity USD ( $)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity JPY ( ¥)	Mar. 31, 2010 Total Komatsu Ltd. shareholders' equity JPY ( ¥)	Mar. 31, 2009 Total Komatsu Ltd. shareholders' equity JPY ( ¥)
Tax effects allocated to each component of other comprehensive income (loss)
Foreign currency translation adjustments,Pretax					$ (454,579)	¥ (37,370,000)	¥ (1,196,000)	¥ (50,243,000)
Unrealized holding gains (losses) on securities arising during the year, Pretax					50,265	4,172,000	9,124,000	(29,333,000)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Pretax					(10,494)	(871,000)	336,000	3,058,000
Net unrealized gains (losses), Pretax					39,771	3,301,000	9,460,000	(26,275,000)
Pension liability adjustments, Unrealized holding gains (losses) arising during the year,Pretax					(51,903)	(4,308,000)	3,930,000	(16,843,000)
Pension liability adjustments, Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Pretax					33,266	2,761,000	2,833,000	2,961,000
Total					(18,637)	(1,547,000)	6,763,000	(13,882,000)
Net unrealized holding gains (losses) on derivative instruments, Changes in fair value of derivatives, Pretax					88,132	7,315,000	2,121,000	855,000
Net unrealized holding gains (losses) on derivative instruments, Net (gains) or losses reclassified into earnings, Pretax					(90,060)	(7,475,000)	(621,000)	(2,892,000)
Net unrealized holding gains (losses) on derivative instruments, Pretax					(1,928)	(160,000)	1,500,000	(2,037,000)
Other comprehensive income (loss), Pretax					(435,373)	(36,136,000)	16,527,000	(92,437,000)
Foreign currency translation adjustments, Tax (expense) benefit	(5,940)	(493,000)	(292,000)	(548,000)	5,940	493,000	292,000	548,000
Unrealized holding gain (loss) on securities arising during the year, Tax (expense) benefit					(20,217)	(1,678,000)	(3,843,000)	11,432,000
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Tax (expense) benefit					4,277	355,000	(137,000)	(1,247,000)
Net unrealized gains (losses), Tax (expense) benefit	15,940	1,323,000	3,980,000	(10,185,000)	(15,940)	(1,323,000)	(3,980,000)	10,185,000
Pension liability adjustments, Unrealized holding gains (losses) arising during the year, Tax (expense) benefit					32,602	2,706,000	(1,224,000)	4,420,000
Pension liability adjustments, Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Tax (expense) benefit					(15,060)	(1,250,000)	(619,000)	(565,000)
Pension liability adjustments, Net unrealized gains (losses), Tax (expense) benefit	(17,542)	(1,456,000)	1,843,000	(3,855,000)	17,542	1,456,000	(1,843,000)	3,855,000
Net unrealized holding gains (losses) on derivative instruments, Changes in fair value of derivatives, Tax (expense) benefit					(35,795)	(2,971,000)	(1,138,000)	(306,000)
Net unrealized holding gains (losses) on derivative instruments, Net (gains) or losses reclassified into earnings, Tax (expense) benefit					36,735	3,049,000	252,000	1,190,000
Net unrealized holding gains (losses) on derivative instruments,Tax (expense) benefit	(940)	(78,000)	886,000	(884,000)	940	78,000	(886,000)	884,000
Other comprehensive income (loss), Tax (expense) benefit					8,482	704,000	(6,417,000)	15,472,000
Foreign currency translation adjustments, Net of tax	(476,254)	(39,529,000)	993,000	(54,028,000)	(448,639)	(37,237,000)	(904,000)	(49,695,000)
Unrealized holding gain (loss) on securities arising during the year, Net of tax					30,048	2,494,000	5,281,000	(17,901,000)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Net of tax					(6,217)	(516,000)	199,000	1,811,000
Net unrealized gains (losses), Net of tax	23,831	1,978,000	5,480,000	(16,086,000)	23,831	1,978,000	5,480,000	(16,090,000)
Pension liability adjustments, Unrealized holding gains (losses) arising during the year, Net of tax					(19,301)	(1,602,000)	2,706,000	(12,423,000)
Pension liability adjustments, Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Net of tax					18,206	1,511,000	2,214,000	2,396,000
Pension liability adjustments, Net unrealized gains (losses), Net of tax	(1,095)	(91,000)	4,922,000	(10,028,000)	(1,095)	(91,000)	4,920,000	(10,027,000)
Net unrealized holding gains (losses) on derivative instruments, Changes in fair value of derivatives, Net of tax					52,337	4,344,000	983,000	549,000
Net unrealized holding gains (losses) on derivative instruments, Net (gains) or losses reclassified into earnings, Net of tax					(53,325)	(4,426,000)	(369,000)	(1,702,000)
Net unrealized holding gains (losses) on derivative instruments, Net of tax	(313)	(26,000)	1,339,000	(1,153,000)	(988)	(82,000)	614,000	(1,153,000)
Other comprehensive income (loss), Net of tax					(426,807)	(35,425,000)	10,110,000	(76,965,000)
Other Comprehensive Income (Loss) (Textuals) [Abstract]
Foreign currency translation adjustments transferred to non controlling interests	$ 84	¥ 7,000

Income Taxes [Details] In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Income (loss) from continuing operations before income taxes and equity in earnings of affiliated companies:
Domestic	$ 827,494	¥ 68,682,000	¥ (35,965,000)	¥ 5,426,000
Foreign	1,820,807	151,127,000	100,944,000	123,356,000
Income before income taxes and equity in earnings of affiliated companies	2,648,301	219,809,000	64,979,000	128,782,000
Current
Domestic	185,434	15,391,000	5,254,000	22,854,000
Foreign	512,433	42,532,000	27,468,000	37,657,000
Total current income taxes	697,867	57,923,000	32,722,000	60,511,000
Deferred
Domestic	58,856	4,885,000	(6,272,000)	(17,008,000)
Foreign	22,867	1,898,000	(1,086,000)	(1,210,000)
Deferred income taxes	81,723	6,783,000	(7,358,000)	(18,218,000)
Total	779,590	64,706,000	25,364,000	42,293,000
Total income taxes recognized
Consolidated income before income taxes and equity in earnings of affiliated companies	2,648,301	219,809,000	64,979,000	128,782,000
Other comprehensive income (loss):
Foreign currency translation adjustments	(5,940)	(493,000)	(292,000)	(548,000)
Net unrealized holding gains (losses) on securities available for sale	15,940	1,323,000	3,980,000	(10,185,000)
Pension liability adjustments	(17,542)	(1,456,000)	1,843,000	(3,855,000)
Net unrealized holding gains (losses) on derivative instruments,Tax (expense) benefit	(940)	(78,000)	886,000	(884,000)
Total income taxes	771,108	64,002,000	31,781,000	26,821,000
Deferred tax assets:
Allowances provided, not yet recognized for tax	47,518	3,944,000	3,332,000
Accrued expenses	587,193	48,737,000	43,835,000
Property, plant and equipment	161,470	13,402,000	13,289,000
Inventories	90,566	7,517,000	8,551,000
Net operating loss carryforwards	446,928	37,095,000	51,543,000
Research and development expenses	6,711	557,000	690,000
Other	289,687	24,044,000	31,536,000
Total gross deferred tax assets	1,630,073	135,296,000	152,776,000
Less valuation allowance	(442,048)	(36,690,000)	(49,081,000)
Total deferred tax assets	1,188,025	98,606,000	103,695,000
Deferred tax liabilities:
Unrealized holding gains on securities available for sale	120,145	9,972,000	7,829,000
Deferral of profit from installment sales	325	27,000	104,000
Property, plant and equipment	155,627	12,917,000	11,519,000
Intangible assets	210,880	17,503,000	17,503,000
Undistributed earnings of foreign subsidiaries and affiliated companies accounted for by the equity method	61,349	5,092,000	3,847,000
Total deferred tax liabilities	548,326	45,511,000	40,802,000
Net deferred tax assets and liabilities	$ 639,699	¥ 53,095,000	¥ 62,893,000

Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Net deferred tax assets and liabilities
Deferred income taxes and other current assets	$ 674,132,000			¥ 55,953,000,000	¥ 43,390,000,000
Deferred income taxes and other assets	182,133,000			15,117,000,000	36,467,000,000
Deferred income taxes and other current liabilities	(4,578,000)			(380,000,000)	(128,000,000)
Deferred income taxes and other liabilities	(211,988,000)			(17,595,000,000)	(16,836,000,000)
Net deferred tax assets and liabilities	639,699,000			53,095,000,000	62,893,000,000
Differences between the Japanese statutory tax rates and the effective tax rates
Japanese statutory tax rate	40.80%	40.80%	40.80%
Increase (decrease) in tax rates resulting from:
Change in valuation allowance	(4.50%)	25.20%	7.10%
Expenses not deductible for tax purposes	1.50%	6.80%	2.90%
Realization of tax benefits on operating losses of subsidiaries	(0.40%)	(0.80%)	(1.40%)
Income of foreign subsidiaries taxed at lower than Japanese normal rate	(8.30%)	(22.60%)	(11.30%)
Tax credit for research and development expenses	(1.30%)		(0.70%)
Realization of loss for investment in a subsidiary		(10.20%)
Other, net	1.60%	(0.20%)	(4.60%)
Effective tax rate	29.40%	39.00%	32.80%
Period available to offset future taxable income varies in each tax jurisdiction
Within 5 years				43,415,000,000
6 to 20 years				36,632,000,000
Indefinite periods				14,550,000,000
Total	$ 1,139,722,000			¥ 94,597,000,000

Income Taxes (Details Textual)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)	Mar. 31, 2011 Foreign Subsidiary [Member] USD ( $)	Mar. 31, 2011 Foreign Subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 Foreign Subsidiary [Member] JPY ( ¥)
Income Taxes (Textuals) [Abstract]
Undistributed earnings of foreign subsidiaries aggregate	$ 10,206,663,000	¥ 847,153,000,000	¥ 724,090,000,000			$ 6,276,876,000	¥ 520,980,000,000	¥ 431,834,000,000
Recognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	61,349,000	5,092,000,000	3,847,000,000			8,157,000	677,000,000	601,000,000
Additional Income Taxes (Textuals) [Abstract]
Valuation allowances				31,420,000,000	22,435,000,000
Net changes in the total valuation allowance	149,289,000	12,391,000,000	17,661,000,000	8,985,000,000
National Corporate tax rate	30.00%	30.00%
Inhabitant tax	6.00%	6.00%
Approximate deductible enterprise tax	8.00%	8.00%
Japanese statutory income tax rate	40.80%	40.80%	40.80%	40.80%
Unrecognized deferred tax liabilities associated with undistributed earnings of foreign subsidiaries	224,337,000	18,620,000,000	14,077,000,000
Net operating loss carryforwards approximately	$ 1,139,722,000	¥ 94,597,000,000

Rent Expenses (Details)	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Future minimum lease payments under non-cancelable operating leases and capital leases
Capital leases, 2012		¥ 25,474,000,000
Capital leases, 2013		14,557,000,000
Capital leases, 2015		1,189,000,000
Capital leases, 2014		7,859,000,000
Capital leases, 2016		1,117,000,000
Capital leases, Thereafter		159,000,000
Capital leases, Total minimum lease payments		50,355,000,000
Capital leases, Less: amounts representing interest		(1,829,000,000)
Capital leases, Present value of net minimum capital lease payments		48,526,000,000
Operating lease commitments, 2012		3,240,000,000
Operating lease commitments, 2013		2,129,000,000
Operating lease commitments, 2014		1,504,000,000
Operating lease commitments, 2015		1,000,000,000
Operating lease commitments, 2016		613,000,000
Operating lease commitments, Thereafter		1,550,000,000
Operating lease commitments, Total minimum lease payments		10,036,000,000
Capital leases and operating lease commitments, 2012		28,714,000,000
Capital leases and operating lease commitments, 2013		16,686,000,000
Capital leases and operating lease commitments, 2014		9,363,000,000
Capital leases and operating lease commitments, 2015		2,189,000,000
Capital leases and operating lease commitments, 2016		1,730,000,000
Capital leases and operating lease commitments, Thereafter		1,709,000,000
Capital leases and operating lease commitments, Total minimum lease payments		60,391,000,000
Rent Expenses (Textuals) [Abstract]
Rent expenses under cancelable and non-cancelable operating leases	$ 174,458,000	¥ 14,480,000,000	¥ 13,823,000,000	¥ 14,625,000,000

Net Income Attributable to Komatsu Ltd. Per Share (Details) In Thousands, except Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Computation of basic and diluted net income attributable to Komatsu Ltd. per share
Net income	$ 1,816,289	¥ 150,752,000	¥ 33,559,000	¥ 78,797,000
Weighted average common shares outstanding, less treasury stock	967,803,446	967,803,446	968,013,328	985,585,385
Dilutive effect of:
Stock options	671,477	671,477	449,531	731,973
Weighted average diluted common shares outstanding	968,474,923	968,474,923	968,462,859	986,317,358
Net income attributable to Komatsu Ltd.:
Basic	$ 187.67	¥ 155.77	¥ 34.67	¥ 79.95
Diluted	$ 187.54	¥ 155.66	¥ 34.65	¥ 79.89

Commitments and Contingent Liabilities (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Employees with housing loans [Member]	Mar. 31, 2011 Loans relating to affiliated companies and other companies [Member]
Accrued product warranty
Balance at beginning of year	$ 286,241	¥ 23,758,000	¥ 28,256,000
Addition	326,398	27,091,000	21,149,000
Utilization	(257,253)	(21,352,000)	(25,477,000)
Other	(11,639)	(966,000)	(170,000)
Balance at end of year	343,747	28,531,000	23,758,000
Commitments and Contingent Liabilities (Textuals) [Abstract]
Liability for Discounted and Transferred Recourse Receivables	16,229	1,347,000
Maximum amount of undiscounted payment under guarantee	1,196,530	99,312,000
Commitments for capital investment outstanding	$ 154,217	¥ 12,800,000
Guarantor Obligations [Line Items]
Contract term under guarantee				From 15 years to 30 years	From 1 year to 10 years

Derivative Financial Instruments (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Option contracts (purchased) [Member] USD ( $)	Mar. 31, 2011 Option contracts (purchased) [Member] JPY ( ¥)	Mar. 31, 2010 Option contracts (purchased) [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] USD ( $)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)
Forwards and options:
Sale of foreign currencies	$ 1,138,602	¥ 94,504,000	¥ 40,209,000
Purchase of foreign currencies	1,055,482	87,605,000	48,809,000
Notional principal amount				$ 5,904	¥ 490,000	¥ 949,000	$ 1,487,036	¥ 123,424,000	¥ 184,487,000

Derivative Financial Instruments (Details 1) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current assets [Member] USD ( $)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current assets [Member] JPY ( ¥)	Mar. 31, 2010 Forwards contracts [Member] Deferred income taxes and other current assets [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current liabilities [Member] USD ( $)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other current liabilities [Member] JPY ( ¥)	Mar. 31, 2010 Forwards contracts [Member] Deferred income taxes and other current liabilities [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other assets [Member] USD ( $)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other assets [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other liabilities [Member] USD ( $)	Mar. 31, 2011 Forwards contracts [Member] Deferred income taxes and other liabilities [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current assets [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current assets [Member] USD ( $)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current assets [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current liabilities [Member] USD ( $)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current liabilities [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other current liabilities [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other assets [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other assets [Member] USD ( $)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other assets [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other liabilities [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other liabilities [Member] USD ( $)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Deferred income taxes and other liabilities [Member] JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] Deferred income taxes and other current assets [Member] JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] Deferred income taxes and other current assets [Member] USD ( $)	Mar. 31, 2010 Option contracts [Member] Deferred income taxes and other current assets [Member] JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] Deferred income taxes and other current liabilities [Member] USD ( $)	Mar. 31, 2010 Option contracts [Member] Deferred income taxes and other current liabilities [Member] JPY ( ¥)
Fair value of derivative instruments
Derivative instruments designated as hedging instruments, Derivative assets	$ 1,675	¥ 139,000	¥ 526,000	$ 133	¥ 11,000	¥ 73,000				$ 24	¥ 2,000			¥ 126,000	$ 1,518	¥ 354,000				¥ 0	$ 0	¥ 99,000
Derivative instruments designated as hedging instruments, Derivative liabilities	15,518	1,288,000	1,564,000				9,843	817,000	830,000			0	0				5,675	471,000	734,000				0	0	0
Undesignated derivative instruments, Derivative assets	131,229	10,892,000	8,827,000	4,855	403,000	90,000				0	0			6,967,000	83,940	1,730,000				3,515,000	42,530	6,989,000				7,000	84	18,000
Undesignated derivative instruments, Derivative liabilities	32,386	2,688,000	3,064,000				24,398	2,025,000	1,248,000			1,518	126,000				4,602	382,000	915,000				155,000	1,868	901,000				0	0
Total Derivative Instrument, assets	132,904	11,031,000	9,353,000
Total Derivative Instrument, liabilities	$ 47,904	¥ 3,976,000	¥ 4,628,000

Derivative Financial Instruments (Details 2) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] USD ( $)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] JPY ( ¥)
Derivative instruments designated as fair value hedging relationships
Amount of gains (losses) recognized in income on derivatives	$ 0	¥ (270,000)	¥ 7,910,000	$ 0	¥ (270,000)	¥ 7,910,000
Amount of gains (losses) recognized in income on hedged items	$ 0	¥ 355,000	¥ (6,958,000)	$ 0	¥ 355,000	¥ (6,958,000)

Derivative Financial Instruments (Details 3) (Cash Flow Hedging [Member]) In Thousands	12 Months Ended
	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] USD ( $)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] USD ( $)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] USD ( $)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2010 Forwards contracts [Member] Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2009 Forwards contracts [Member] Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] USD ( $)	Mar. 31, 2010 Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2009 Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2010 Other income (expenses), net [Member] JPY ( ¥)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Derivative instruments designated as cash flow hedging relationships
Amount of gains (losses) recognized in OCI on derivatives			$ 1,446	¥ 120,000	¥ 1,758,000	¥ 65,000					¥ 7,195,000	$ 86,687	¥ 363,000	¥ 790,000			¥ 7,315,000	$ 88,133	¥ 2,121,000	¥ 855,000
Amount gains (losses) reclassified from accumulated OCI into income	0	89,000					90,060	7,475,000	532,000	2,892,000							7,475,000	90,060	621,000	2,892,000
Amount of gains (losses) recognized in income on derivatives							$ 0	¥ 0	¥ 0						¥ 0	¥ 0	¥ 0	$ 0	¥ 0

Derivative Financial Instruments (Details 4) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] USD ( $)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2009 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] Cost of Sales [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] USD ( $)	Mar. 31, 2011 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2009 Forwards contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2011 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] USD ( $)	Mar. 31, 2011 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2009 Option Contracts [Member] Other income (expenses), net [Member] Nondesignated [Member] JPY ( ¥)	Mar. 31, 2011 Other income (expenses), net [Member] Nondesignated [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] USD ( $)	Mar. 31, 2011 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2010 Nondesignated [Member] JPY ( ¥)	Mar. 31, 2009 Nondesignated [Member] JPY ( ¥)
Derivative Instruments Not Designated As Hedging Instruments Relationships [Abstract]
Derivative Instruments, Gain (Loss) Recognized in Income			¥ 2,816,000	¥ 1,900,000	¥ (2,771,000)	$ (5,482)	¥ (455,000)	¥ (580,000)	¥ 94,000	$ (17,000)	¥ (1,411,000)	¥ (972,000)	¥ 846,000	$ (109)	¥ (9,000)	¥ 3,000	¥ (7,000)	$ 33,928	$ 11,357	¥ 941,000	¥ 351,000	¥ (1,838,000)
Derivative Financial Instruments (Textuals) [Abstract]
Income included in accumulated other comprehensive income (loss) will be reclassified into earnings within twelve months from that date	$ 4,241	¥ 352,000

Fair Values of Financial Instruments (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Forwards and Options [Member] JPY ( ¥)	Mar. 31, 2011 Forwards and Options [Member] USD ( $)	Mar. 31, 2010 Forwards and Options [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swap, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swap, cross-currency swap and interest rate cap agreements [Member] USD ( $)	Mar. 31, 2010 Interest rate swap, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)
Carrying amounts and estimated fair values of financial instruments, including financial instruments not qualifying as hedge
Investment securities, marketable equity securities, Carrying amount	$ 594,843	¥ 49,372,000	¥ 47,178,000
Investment securities, marketable equity securities, Estimated fair value	594,843	49,372,000	47,178,000
Long-term debt, including current portion, Carrying amount	4,985,060	413,760,000	462,941,000
Long-term debt, including current portion, Estimated fair value	4,968,373	412,375,000	460,916,000
Derivatives:
Assets, Carrying amount				423,000	5,096	181,000	10,608,000	127,808	9,172,000
Liabilities, Carrying amount				2,968,000	33,759	2,078,000	1,008,000	12,145	2,550,000
Assets, Estimated fair value				423,000	5,096	181,000	10,608,000	127,808	9,172,000
Liabilities, Estimated fair value				¥ 2,968,000	$ 35,759	¥ 2,078,000	¥ 1,008,000	$ 12,145	¥ 2,550,000

Fair value Measurements (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] Level 1 [Member] USD ( $)	Mar. 31, 2010 Option contracts [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Forwards contracts [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Manufacturing Industry [Member] USD ( $)	Mar. 31, 2011 Level 1 [Member] Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Financial Service Industry [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Others Available For Sale Investment Securities [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] USD ( $)	Mar. 31, 2010 Level 1 [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Level 1 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2010 Level 1 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] Level 2 [Member] USD ( $)	Mar. 31, 2011 Option contracts [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Option contracts [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Level 2 [Member] USD ( $)	Mar. 31, 2010 Forwards contracts [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 2 [Member] USD ( $)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Financial Service Industry [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 2 [Member] Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Forwards contracts [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2011 Level 2 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] USD ( $)	Mar. 31, 2010 Level 2 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] Level 3 [Member] USD ( $)	Mar. 31, 2010 Option contracts [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2010 Forwards contracts [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] USD ( $)	Mar. 31, 2010 Level 3 [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Level 3 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2010 Level 3 [Member] Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2011 Manufacturing Industry [Member] USD ( $)	Mar. 31, 2011 Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2010 Manufacturing Industry [Member] JPY ( ¥)	Mar. 31, 2011 Financial Service Industry [Member] USD ( $)	Mar. 31, 2011 Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2010 Financial Service Industry [Member] JPY ( ¥)	Mar. 31, 2011 Others Available For Sale Investment Securities [Member] USD ( $)	Mar. 31, 2011 Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2010 Others Available For Sale Investment Securities [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Forwards contracts [Member] USD ( $)	Mar. 31, 2010 Forwards contracts [Member] JPY ( ¥)	Mar. 31, 2011 Option contracts [Member] USD ( $)	Mar. 31, 2011 Option contracts [Member] JPY ( ¥)	Mar. 31, 2010 Option contracts [Member] JPY ( ¥)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] USD ( $)	Mar. 31, 2011 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)	Mar. 31, 2010 Interest rate swaps, cross-currency swap and interest rate cap agreements [Member] JPY ( ¥)
Assets
Fair Value, Measured on Recurring Basis, Investment securities available for sale													$ 364,084	¥ 30,219,000	¥ 26,147,000	¥ 16,439,000	$ 198,060	¥ 18,935,000	¥ 2,714,000	$ 32,699	¥ 2,096,000																			¥ 0	¥ 0	$ 0	¥ 0	¥ 0	¥ 0																		¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0								$ 364,084	¥ 30,219,000	¥ 26,147,000	$ 198,060	¥ 16,439,000	¥ 18,935,000	$ 32,699	¥ 2,714,000	¥ 2,096,000
Fair Value, Assets Measured on Recurring Basis, Derivative				0	0	0	0	0	0																			84	7,000	18,000	416,000	5,012	163,000	127,808	10,608,000	9,172,000																			0	0	0	0	0	0																									416,000	5,012	163,000	84	7,000	18,000	127,808	10,608,000	9,172,000
Total Assets	727,747	60,403,000	56,531,000							594,843	49,372,000	47,178,000																									11,031,000	132,904	9,353,000																						0	0
Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Derivative Financial Instruments, Liabilities																								0	0	0	0																						2,968,000	35,759	2,078,000	1,008,000	12,145	2,550,000																		0	0	0	0										2,968,000	35,759	2,078,000				12,145	1,008,000	2,550,000
Other	331,614	27,524,000	25,119,000																			0	0																							26,665,000	321,265	22,839,000																					859,000	10,349	2,280,000
Total Liabilities	$ 379,518	¥ 31,500,000	¥ 29,747,000																			$ 0	¥ 0																							¥ 30,641,000	$ 369,169	¥ 27,467,000																					¥ 859,000	$ 10,349	¥ 2,280,000

Fair value measurements (Details 1) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Information about changes of Level 3
Balance at beginning of year	$ (27,470)	¥ (2,280,000)	¥ 919,000	¥ 3,015,000
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset and Liabilities Gains or Losses	2,639	219,000	1,543,000	355,000
Included in earnings	73	6,000	1,605,000	349,000
Included in other comprehensive income (loss)	2,566	213,000	(62,000)	6,000
Purchases, issuances and settlements	14,482	1,202,000	(4,742,000)	(2,451,000)
Balance at end of year	(10,349)	(859,000)	(2,280,000)	919,000
Fair Value Measurements (Textuals) [Abstract]
Unrealized losses on classified in Level 3 assets recognized	73	6,000	1,605,000	678,000
Impairment loss on long-lived assets	$ 61,952	¥ 5,142,000	¥ 3,332,000	¥ 16,414,000

Business Segment and Geographic Information (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ( $)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] USD ( $)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2009 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2011 Elimination [Member] USD ( $)	Mar. 31, 2011 Elimination [Member] JPY ( ¥)	Mar. 31, 2010 Elimination [Member] JPY ( ¥)	Mar. 31, 2009 Elimination [Member] JPY ( ¥)
Net sales:
External customers	$ 22,206,349	¥ 1,843,127,000	¥ 1,431,564,000	¥ 2,021,743,000	$ 19,466,132	¥ 1,615,689,000	¥ 1,268,575,000	¥ 1,744,733,000	$ 2,740,217	¥ 227,438,000	¥ 162,989,000	¥ 277,010,000
Intersegment					28,819	2,392,000	2,690,000	4,653,000	131,518	10,916,000	15,619,000	26,389,000
Total	22,206,349	1,843,127,000	1,431,564,000	2,021,743,000	19,494,951	1,618,081,000	1,271,265,000	1,749,386,000	2,871,735	238,354,000	178,608,000	303,399,000	(160,337)	(13,308,000)	(18,309,000)	(31,042,000)
Segment profit:
Segment profit	2,913,193	241,795,000	86,059,000	193,346,000	2,660,603	220,830,000	83,061,000	180,455,000	252,590	20,695,000	2,998,000	12,891,000
Corporate expenses and elimination	(82,205)	(6,823,000)	(5,340,000)	(4,688,000)
Total	2,830,988	234,972,000	80,719,000	188,658,000
Impairment loss on long-lived assets	61,952	5,142,000	3,332,000	16,414,000	59,868	4,969,000	3,063,000	13,998,000	2,084	173,000	269,000	2,416,000
Impairment loss on goodwill				2,003,000	33,060	2,744,000		2,003,000
Other operating income (expenses)	(83,145)	(6,901,000)	(10,352,000)	(18,293,000)
Operating income	2,685,891	222,929,000	67,035,000	151,948,000
Interest and dividend income	54,133	4,493,000	6,158,000	8,621,000
Interest expense	(78,012)	(6,475,000)	(8,502,000)	(14,576,000)
Other, net	(13,711)	(1,138,000)	288,000	(17,211,000)
Consolidated income before income taxes and equity in earnings of affiliated companies	2,648,301	219,809,000	64,979,000	128,782,000
Segment assets:
Segment assets					22,397,638	1,859,004,000	1,682,542,000	1,639,720,000	3,261,880	270,736,000	207,551,000	254,200,000
Corporate assets and elimination	233,699	19,397,000	68,962,000	75,139,000
Consolidated segment assets	25,893,217	2,149,137,000	1,959,055,000	1,969,059,000
Depreciation and amortization:
Depreciation and amortization	1,065,566	88,442,000	90,215,000	97,241,000	973,253	80,780,000	82,508,000	87,260,000	92,313	7,662,000	7,707,000	9,981,000
Capital investment:
Capital investment	$ 1,177,566	¥ 97,738,000	¥ 96,191,000	¥ 162,512,000	$ 1,109,024	¥ 92,049,000	¥ 92,979,000	¥ 152,803,000	$ 68,542	¥ 5,689,000	¥ 3,212,000	¥ 9,709,000

Business Segment and Geographic Information (Details 1) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ( $)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY ( ¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] USD ( $)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] JPY ( ¥)	Mar. 31, 2009 Industrial Machinery and Others segment [Member] JPY ( ¥)
Impairment Loss on Long-lived Assets and Goodwill
Impairment loss on long-lived assets	$ 61,952	¥ 5,142,000	¥ 3,332,000	¥ 16,414,000	$ 59,868	¥ 4,969,000	¥ 3,063,000	¥ 13,998,000	$ 2,084	¥ 173,000	¥ 269,000	¥ 2,416,000
Impairment loss on goodwill				¥ 2,003,000	$ 33,060	¥ 2,744,000		¥ 2,003,000

Business Segment and Geographic Information (Details 2) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Japan [Member] USD ( $)	Mar. 31, 2011 Japan [Member] JPY ( ¥)	Mar. 31, 2010 Japan [Member] JPY ( ¥)	Mar. 31, 2009 Japan [Member] JPY ( ¥)	Mar. 31, 2011 America [Member] USD ( $)	Mar. 31, 2011 America [Member] JPY ( ¥)	Mar. 31, 2010 America [Member] JPY ( ¥)	Mar. 31, 2009 America [Member] JPY ( ¥)	Mar. 31, 2011 Europe and CIS [Member] USD ( $)	Mar. 31, 2011 Europe and CIS [Member] JPY ( ¥)	Mar. 31, 2010 Europe and CIS [Member] JPY ( ¥)	Mar. 31, 2009 Europe and CIS [Member] JPY ( ¥)	Mar. 31, 2011 China [Member] USD ( $)	Mar. 31, 2011 China [Member] JPY ( ¥)	Mar. 31, 2010 China [Member] JPY ( ¥)	Mar. 31, 2009 China [Member] JPY ( ¥)	Mar. 31, 2011 Asia (excluding Japan, China) and Oceania [Member] USD ( $)	Mar. 31, 2011 Asia (excluding Japan, China) and Oceania [Member] JPY ( ¥)	Mar. 31, 2010 Asia (excluding Japan, China) and Oceania [Member] JPY ( ¥)	Mar. 31, 2009 Asia (excluding Japan, China) and Oceania [Member] JPY ( ¥)	Mar. 31, 2011 Middle East and Africa [Member] USD ( $)	Mar. 31, 2011 Middle East and Africa [Member] JPY ( ¥)	Mar. 31, 2010 Middle East and Africa [Member] JPY ( ¥)	Mar. 31, 2009 Middle East and Africa [Member] JPY ( ¥)
Net sales to customers
Net sales to customers, Japan					$ 4,207,036	¥ 349,184,000	¥ 323,813,000	¥ 452,172,000
Net sales to customers, Foreign Countries									4,788,277	397,427,000	323,984,000	503,450,000	1,992,988	165,418,000	127,377,000	284,029,000	5,159,133	428,208,000	270,870,000	236,226,000	4,799,590	398,366,000	299,864,000	335,574,000	1,259,325	104,524,000	85,656,000	210,292,000
Net sales (Notes 1 and 7)	$ 22,206,349	¥ 1,843,127,000	¥ 1,431,564,000	¥ 2,021,743,000

Business Segment and Geographic Information (Details 3) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2011 Japan [Member] USD ( $)	Mar. 31, 2011 Japan [Member] JPY ( ¥)	Mar. 31, 2010 Japan [Member] JPY ( ¥)	Mar. 31, 2009 Japan [Member] JPY ( ¥)	Mar. 31, 2011 USA [Member] USD ( $)	Mar. 31, 2011 USA [Member] JPY ( ¥)	Mar. 31, 2010 USA [Member] JPY ( ¥)	Mar. 31, 2009 USA [Member] JPY ( ¥)	Mar. 31, 2011 Europe and CIS [Member] USD ( $)	Mar. 31, 2011 Europe and CIS [Member] JPY ( ¥)	Mar. 31, 2010 Europe and CIS [Member] JPY ( ¥)	Mar. 31, 2009 Europe and CIS [Member] JPY ( ¥)	Mar. 31, 2011 China [Member] USD ( $)	Mar. 31, 2011 China [Member] JPY ( ¥)	Mar. 31, 2010 China [Member] JPY ( ¥)	Mar. 31, 2009 China [Member] JPY ( ¥)	Mar. 31, 2011 Others [Member] USD ( $)	Mar. 31, 2011 Others [Member] JPY ( ¥)	Mar. 31, 2010 Others [Member] JPY ( ¥)	Mar. 31, 2009 Others [Member] JPY ( ¥)
Net sales to customers
External customers	$ 22,206,349	¥ 1,843,127,000	¥ 1,431,564,000	¥ 2,021,743,000	$ 7,728,939	¥ 641,502,000	¥ 498,568,000	¥ 831,569,000	$ 4,715,422	¥ 391,380,000	¥ 311,170,000	¥ 469,047,000	$ 2,111,048	¥ 175,217,000	¥ 141,510,000	¥ 269,139,000	$ 4,007,000	¥ 332,581,000	¥ 238,102,000	¥ 174,446,000	$ 3,643,940	¥ 302,447,000	¥ 242,214,000	¥ 277,522,000
Total	22,206,349	1,843,127,000	1,431,564,000	2,021,743,000
Property, plant and equipment
Property, plant and equipment of Domicile country					4,274,663	354,797,000	380,592,000	400,554,000
Property, plant and equipment of Foreign countries									770,747	63,972,000	62,637,000	68,170,000	359,855	29,868,000	35,811,000	28,207,000					719,879	59,750,000	46,060,000	28,531,000
Total	$ 6,125,144	¥ 508,387,000	¥ 525,100,000	¥ 525,462,000

Business Segment and Geographic Information (Details Textuals) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Business Segment Information (Textuals) [Abstract]
Number of operating segments			2
Amortization of long-term prepaid expenses	$ 12,349	¥ 1,025,000	¥ 1,104,000	¥ 1,113,000

Supplementary Information to Balance Sheets (Details) In Thousands	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Summary of deferred income taxes and other current assets
Prepaid expenses	$ 52,024	¥ 4,318,000	¥ 3,804,000
Short-term loans receivable:
Affiliated companies	8,711	723,000	2,222,000
Other	17,193	1,427,000	914,000
Total	25,904	2,150,000	3,136,000
Deferred income taxes	674,132	55,953,000	43,390,000
Other	1,088,675	90,360,000	62,121,000
Total	1,840,735	152,781,000	112,451,000
Summary of deferred income taxes and other current liabilities
Accrued expenses	966,205	80,195,000	82,449,000
Deferred income taxes	4,578	380,000	128,000
Other	1,430,036	118,693,000	100,747,000
Total	$ 2,400,819	¥ 199,268,000	¥ 183,324,000

Supplementary Information to Statements of Income (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Summary of research and development expenses and advertising costs
Research and development expenses	$ 590,422	¥ 49,005,000	¥ 46,449,000	¥ 53,736,000
Advertising costs	31,651	2,627,000	2,417,000	4,678,000
Summary of Shipping and handling costs
Shipping and handling costs	454,289	37,706,000	25,697,000	46,264,000
Summary of other operating income (expenses), net
Gain on sale of property	29,301	2,432,000	1,036,000	630,000
Loss on disposal or sale of fixed assets	(18,711)	(1,553,000)	(2,907,000)	(5,922,000)
Other	(93,735)	(7,780,000)	(8,481,000)	(13,001,000)
Other operating expenses, net (Note 24)	(83,145)	(6,901,000)	(10,352,000)	(18,293,000)
Interest income
Installment receivables	6,060	503,000	1,206,000	1,843,000
Other	32,169	2,670,000	3,785,000	5,242,000
Dividends	15,904	1,320,000	1,167,000	1,536,000
Interest expense	(78,012)	(6,475,000)	(8,502,000)	(14,576,000)
Net gain (loss) from sale of investment securities	(650)	(54,000)	679,000	(3,543,000)
Exchange gain (loss), net	(50,518)	(4,193,000)	1,066,000	(11,802,000)
Other	37,458	3,109,000	(1,457,000)	(1,866,000)
Total	$ (37,590)	¥ (3,120,000)	¥ (2,056,000)	¥ (23,166,000)

Supplementary Information to Statements of Income (Details Textuals) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Supplementary Information to Statements of Income (Textuals) [Abstract]
Impairment loss on long-lived assets	$ 61,952	¥ 5,142,000	¥ 3,332,000	¥ 16,414,000
Loss on disposal fixed assets and other included losses	880	73,000
Sale of fixed assets and other included losses	33,578	2,787,000
Reorganization cost	$ 45,434	¥ 3,771,000	¥ 8,883,000

Valuation and Qualifying Accounts (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 Allowance for Doubtful Accounts [Member] USD ( $)	Mar. 31, 2011 Allowance for Doubtful Accounts [Member] JPY ( ¥)	Mar. 31, 2010 Allowance for Doubtful Accounts [Member] JPY ( ¥)	Mar. 31, 2009 Allowance for Doubtful Accounts [Member] JPY ( ¥)	Mar. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member] USD ( $)	Mar. 31, 2011 Valuation Allowance of Deferred Tax Assets [Member] JPY ( ¥)	Mar. 31, 2010 Valuation Allowance of Deferred Tax Assets [Member] JPY ( ¥)	Mar. 31, 2009 Valuation Allowance of Deferred Tax Assets [Member] JPY ( ¥)
Valuation Allowances and Reserves
Balance at beginning of fiscal period	$ 180,012	¥ 14,941,000	¥ 15,330,000	¥ 11,470,000	$ 591,337	¥ 49,081,000	¥ 31,420,000	¥ 22,435,000
Additions
Charged to costs and expenses	63,940	5,307,000	7,457,000	7,091,000	91,518	7,596,000	21,784,000	19,784,000
Charged to other accounts	12,867	1,068,000	957,000	23,000			8,000	587,000
Deductions	66,542	5,523,000	8,803,000	3,254,000	240,807	19,987,000	4,131,000	11,386,000
Balance at end of fiscal period	$ 190,277	¥ 15,793,000	¥ 14,941,000	¥ 15,330,000	$ 442,048	¥ 36,690,000	¥ 49,081,000	¥ 31,420,000